File Nos. 333-215819
811-1343
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 12
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 139
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
(Exact Name of Registrant)
Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
(Depositor’s Telephone Number)
Donald M. Carley
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)
Copies of Communications to:
Stephen E. Roth
Eversheds Sutherland (US) LLP
700 Sixth Street, NW Suite 700
Washington, DC 20001-3980
It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2025 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On May 1, 2025 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Horace Mann Personal Retirement PlannerTM
Individual Qualified Flexible Premium Deferred Variable Annuity Contract
Issued by Horace Mann Life Insurance CompanyOffered by Horace Mann Investors, Inc.
May 1, 2025
To receive prospectuses and other annuity-related documents
electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the underlying fund prospectuses are also available online at www.horacemann.com/. To access this information click on “Savings & Retirement”, the tax type of your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.

IMPORTANT NOTICE REGARDING DELIVERY OF VARIABLE ANNUITY DOCUMENTS
Dear Client:
To help our environment and reduce the amount of paper you receive, we only send one copy of prospectuses, annual and semi-annual reports, and other documents relating to the variable annuities and their underlying investment options to households with multiple Horace Mann variable annuity clients who would be receiving the same documents. You will continue to receive separate documents relating to values and activity within specific variable annuity contracts.
You may choose to receive a separate copy of these general documents at any time by contacting us toll-free at 800-999-1030 or by mail at 1 Horace Mann Plaza, Springfield, IL 62715. Once we receive your request, we will start sending you separate copies within 30 days.
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit http://www.horacemann.com to register or log in to Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
We appreciate your cooperation as we work to reduce the volume of paper we distribute. While we’re committed to providing you with the information you need in the format you prefer, we are always looking for ways to reduce paper use.
The Horace Mann Companies • 1 Horace Mann Plaza • Springfield, Illinois 62715-0001
217-789-2500 • www.horacemann.com

Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract funded through Horace Mann Life Insurance Company Separate Account of Horace Mann Life Insurance Company
May 1, 2025
This prospectus describes an individual flexible premium deferred variable annuity Contract issued by Horace Mann Life Insurance Company (“HMLIC”). It is issued in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”). The investment choices under the Contract are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. You can allocate Your Net Premiums and Your Contract’s cash value to the fixed account or to the HMLIC Separate Account which invests through each of its Subaccounts (sometimes referred to as variable Investment Options) in a corresponding Underlying Fund. The Underlying Funds are listed in Appendix A: Portfolio Companies available under the Contract.
This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference.
If You are a new investor in the Contract, You may cancel Your Contract within 30 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, You will receive either a full refund of the amount You paid with Your application or Your total Account Value. You should review the prospectus, or consult with Your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2025.

2

Definitions

Account Value: The sum of the Fixed Account Value and the Variable Account Value.
Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The living individual whose life determines the Annuity Payments made under a Contract.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Account Value on the Annuity Date, less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Contract, and the anticipated Annuity Date is shown on the data pages of Your Contract.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 73. See “Tax Consequences --- Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Contract: The individual flexible premium deferred variable annuity contract this prospectus offers.
Contract Anniversary: The same day and month as the Issue Date of Your Contract for each succeeding year of Your Contract.
Contract Owner (You, Your): The individual or entity to whom the Contract is issued.
Contract Year: A period of twelve months beginning on the date a Contract is issued and each anniversary of that date.
Financial Exploitation: (A) the wrongful or unauthorized taking, withholding, appropriation, or use of a Specified Adult’s funds or securities; or (B) any act or omission by a person, including through the use of a power of attorney, guardianship, or any other authority regarding a Specified Adult, to (i) obtain control, through deception, intimidation or undue influence, over the Specified Adult’s money, assets or property, or (ii) convert the Specified Adult’s money, assets or property.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Account Value: The dollar value of the fixed account under the Contract before Annuity Payments begin.
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Issue Date: The date when Your Contract becomes effective.
Investment Options: The fixed account and the Underlying Funds in which the Subaccounts invest.
IRC: The Internal Revenue Code of 1986, as amended.
Net Premium: Each premium payment paid to HMLIC under the Contract, less any applicable premium taxes.
Proof of Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) all forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.
3

Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following contracts: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408(b) individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) savings incentive match plan for employees of small employers individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC 401(a) qualified annuity (“401(a) Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b) and individual retirement arrangements under IRC Sections 408(b) and 408A.
Required Minimum Distribution: The amount required to be withdrawn from Your Contract after You reach age 73 or upon Your death. “See Tax Consequences – Required Minimum Distributions”.
Specified Adult: A Contract Owner who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who HMLIC reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”).
Subaccount: A division of the Separate Account that invests in shares of a corresponding Underlying Fund.
Underlying Funds, Portfolio Companies: All open-end management investment companies registered under the Act that are listed in this document and are available for investment by the Separate Account. The terms Underlying Funds and Portfolio Companies are used interchangeably in this prospectus.
Unit Investment Trust (or “UIT”): A type of investment company, regulated and separately registered and regulated by the SEC under the Investment Company Act of 1940. The Separate Account is registered as a UIT. The UIT referenced in this prospectus is open-ended, meaning there can be continuous purchases of shares of the Underlying Funds. Variable Annuity Payments are deposited in the UIT and allocated to the Subaccounts each of which invests in a specified Underlying Fund, which is separately registered under the Investment Company Act of 1940.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or request to occur on a particular Valuation Date if We receive the Net Premium or transaction request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time, or the close of the NYSE if earlier, on that day. If received at or after 3:00 p.m. Central Time, or the close of the NYSE if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Account: Your portion of the Separate Account set up to receive Net Premiums, any applicable premium bonus and transfers allocated to it.
Variable Account Value: The dollar value of the Subaccount(s) under the Contract before Annuity Payments begin. This dollar value will vary based on the investment performance of the corresponding Underlying Fund(s).
Important Information You Should Consider About the Contract

Fees and Expenses	Location in Statutory Prospectus
Charges For Early Withdrawals	The Contract currently does not include any charges for withdrawals or surrenders from the Contract.	The Contract - Deductions and Expenses - Surrender Charges
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Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for Contract Owner transactions.	The Contract - Transactions
Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.

The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Annual Fee	Minimum	Maximum
	Base Contract	1.28% of the Account Value	1.28% of the Account Value
	Investment Options (Portfolio Company Fees and Expenses)	0.04% as a percentage of Portfolio Company assets	1.34% as a percentage of Portfolio Company assets
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit, if Elected)	No optional benefits are available.	No optional benefits are available.
Because Your Contract is customizable, the choices You make affect how much
You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	$1,341	$2,638
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio Company fees and
expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
Portfolio Company fees and
expenses and optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Risks
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract – Risk of Loss
Not a Short-term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.
Principal Risks of Investing in the Contract – Not a Short-term Investment
Risks Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Contract (e.g., Portfolio Companies).
Each Investment Option (including any fixed account Investment Option)
will have its own unique risks.
You should review these Investment Options before making an investment decision.
Principal Risks of Investing in the Contract – Risks Associated with Investment Options
5

Insurance Company Risks
An investment in the Contract is subject to the risks related to Horace Mann
Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://
www.horacemann.com/why-us/a-history-of-financial-strength.
Location in Statutory ProspectusPrincipal Risks of Investing in the Contract – Insurance Company Risks
Restrictions
Investments
HMLIC reserves the right to remove or substitute Underlying Funds as
Investment Options that are available under the Contract.
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the
Contract, subject to certain restrictions.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the
Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract
Owners, it will notify You in writing of any restrictions.

Horace Mann Life
Insurance
Company - The
Fixed Account -
The Separate
Account and the
Portfolio
Companies - The
Portfolio
Companies -
Selection of
Portfolio
Companies

The Contract -
Transactions -
Transfers

The Contract -
Transactions -
Market Timing

Optional Benefits	No optional benefits are available.
Taxes
Tax Implications
An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the
Contract. There is no additional tax benefit to the investor when the Contract is purchased through a tax-qualified plan or individual retirement account
(IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Tax Consequences - Taxation of Qualified Contracts
Conflicts of Interest
Investment Professional Compensation
Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Contract may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.
Other Information - Distribution of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing Contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new Contract rather than continue to own the existing contract.
The Contract - Transactions - Conversions/
6

Overview of the Contract

What is the purpose of this Contract, and what is it designed to do?
The purpose of the Contract is to help individuals who are seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Contract can be used to supplement Your retirement income by providing accumulated funds that can be used for retirement or by providing a stream of income payments during the payout phase. It also offers death benefits to protect Your designated beneficiaries. This Contract may be appropriate if You have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Investment Options.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of ICC16-469 or IC-469 immediately followed by any combination of 3 letters and/or numbers.
How Do I Accumulate Assets in this Contract and Receive Income from the Contract?
Your Contract has two phases: 1) an accumulation (savings) phase; and 2) a payout (income) phase.
1) Accumulation (Savings) Phase
The accumulation phase is the period of time (often several years or even decades) during which You are making premium payments into Your Contract. To help You accumulate assets, You can invest Your premium payments in:
●
Portfolio Companies (mutual funds), a broad range of varying asset categories (such as lifecycle/target date, large company value, small company growth, and bond funds, among others). Each has its own investment strategies, investment advisers, expense ratios, and returns; and
●
a fixed account option, which offers a guaranteed interest rate during a selected period. The guaranteed rate is established at issue and will be re-determined every 5 years thereafter, but will never be less than the rate prescribed in the law of the state where the policy is delivered or issued for delivery. The fixed account is part of HMLIC’s general account.
A list of Portfolio Companies in which You can invest is provided in Appendix A: Portfolio Companies Available Under the Contract, located in the back of the prospectus along with the type of fund, adviser/subadviser, current expenses and performance information for each Portfolio Company.
2) Payout (Income) Phase
You can elect to annuitize Your Contract and turn Your Account Value into a stream of income payments (sometimes called Annuity Payments), at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for Your entire life, or for the longer of a fixed period or Your life. The Contract provides for fixed Annuity Payments only. We reserve the right to make available other Annuity Payment options.
Please note that if You annuitize, Your investments will be converted to income payments and You may no longer be able to choose to withdraw money at will from Your Contract. All death benefits terminate upon annuitization.
What are the Primary Features and Options that this Contract Offers?
Accessing Your money. Until You annuitize, subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan, You can choose to withdraw Your Account Value at any time. Although if You withdraw early, You may have to pay income taxes, including a penalty tax if You are younger than age 59 ½.
Loans. Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408(b) and 408A, if allowed by the Qualified Retirement Plan. The terms of such loans are subject to the provisions of the plan and the IRC.
Tax treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on Your investments are generally tax-deferred. You are taxed only when: (1) You make a withdrawal; (2) You receive an income payment from the Contract; or (3) upon payment of a death benefit.
7

Systematic Withdrawals. Before commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of Required Minimum Distributions which are paid annually. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Death benefits. Your Contract includes a basic death benefit that will pay Your designated beneficiaries the greater of: (1) the Account Value; or (2) the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance. An adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately prior to the withdrawal and multiplying the resulting fraction by the death benefit immediately prior to the withdrawal.
Portfolio rebalancing and dollar cost averaging. At no additional charge, You may select portfolio rebalancing, which automatically rebalances the Investment Options You select to maintain Your chosen mix of Investment Options. Alternately, at no additional charge, You may select dollar cost averaging, which automatically transfers a specific amount of money from the fixed account to the Investment Options You have selected, at set intervals over a specific period of time.
Fees

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from the Contract, or transfer Account Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	None
Exchange Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract (not including Portfolio Company fees and expenses).
Annual Contract Expenses
Administrative Expenses (1)	$35 (2)
Base Contract Expenses (as a percentage of average Variable Account Value))	1.25%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average Account Value))	N/A
Loan Interest	8%
(1)
We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to change the annual maintenance fee for Contracts issued in the future.
(2)
For Contracts issued on and After May 1, 2019.
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.04%	1.34%
Example
This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Annual Portfolio Company Expenses.
8

The Example assumes that You invest $100,000 in the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
$35 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,638	$8,095	$13,803	$29,248
$25 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,628	$8,066	$13,756	$29,161
Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit
If You die before the
Annuity Date and
while the Contract is in
force, pays Your
designated
beneficiaries the
greater of: (1) the
Account Value; or (2)
the Net Premium paid,
less an adjustment for
any withdrawals and a
reduction for any
outstanding loan
balance.
		Standard	None	None
Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually) to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals	Automatically withdraws money	Standard	None	Cannot use with the dollar cost averaging
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Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
	(either monthly, quarterly, semi- annually or annually) from the Investment Options You select. The amount of the withdrawals are determined by the systematic withdrawal option You select.			option. Only available during the accumulation phase. Subject to portfolio restrictions.
Buying the Contract

How Do I Purchase the Personal Retirement Planner Qualified Variable Annuity Contract?
To purchase a Contract, You must complete an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 457(b) and 401(a) Contracts the employer will purchase the Contract on behalf of the employee, but the employee will be required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
How Much Can I Contribute and How are My Contributions Invested?
Your premium payments will be invested in the Investment Options that You choose.
Qualified Policies (Purchased using pre-tax dollars)
Minimum Initial Annual Premium	$300 annually
Minimum Subsequent Annual Premiums	$300 annually
Maximum Subsequent Premiums (per Contract Year after 1st Contract Anniversary)	As permitted by IRS regulations
Maximum Total Premiums	$1,000,000 without Our prior approval
After Your initial premium payment, You are not required to make any additional premium payments under Your Contract.
When Will Any Premium Payments that I Make be Credited to My Account?
Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value determined on the Valuation Date following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval. After the first Contract Year, We reserve the right to limit premium payments to a maximum of $30,000 each Contract Year.
If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract.
If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
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Allocation of Net Premiums—When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form.
Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Your premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Portfolio Company, expenses and the deduction of certain charges under the Contract.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
Making Withdrawals: Accessing the Money in Your Contract

Can I Access the Money in My Account During the Asset Accumulations (Savings) Phase?
Yes. However, withdrawal of Account Value from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan. If not restricted by the IRC or Qualified Retirement Plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin.
What is the Process to Request a Withdrawal of Money from My Contract?
You may request a surrender or a partial withdrawal by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com.
For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value. Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date following the receipt of such request in good form at Our Home Office. HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form for a partial withdrawal or surrender.
Can I Access the Money in My Account During the Annuity (Income) Phase?
You will receive payments under the Annuity Payment option You select. However, You generally may not take any other withdrawals.
Principal Risks of Investing in the Contract
Risk of Loss—The Contract involves investment risk, including the loss of the principal amount invested.
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Not a Short-term Investment—The Contract is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product.
Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Insurance Company Risks—An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts, other than traditional IRAs and Roth IRAs except under certain circumstances.
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 73.
Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Contract to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
The Contract
Contract Owners’ Rights
The Contract will be issued as a Qualified Contract under a Qualified Retirement Plan. These types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”
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For Qualified Contracts, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC. Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401(a) are subject to the terms of the Qualified Retirement Plan, which may limit rights and options otherwise available under the Contract. For example, an employer’s 403(b) plan may not allow loans, may not permit Roth contributions, and may restrict withdrawals under certain circumstances.
Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract. These privileges include the right during the period specified in the Contract to change the beneficiary, and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive a written request at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form (sufficiently clear so that We do not need to exercise discretion to follow such instructions), subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited.
On the Annuity Date, the Contract Owner has the right to select fixed annuity options. See the Contract for details regarding Fixed Annuity Payments.
The Annuitant is the person named on the Contract data pages on whose life Annuity Payments are based. For Qualified Contracts, the Annuitant is the Contract Owner.
The beneficiary(ies) will be the person(s) designated by You and named as such in the application, unless later changed. The beneficiary(ies) will receive their portion of the death benefit or under certain circumstances, their portion of any remaining guaranteed Annuity Payments. It is important that you periodically review your current beneficiaries on file at HMLIC to assure Your beneficiary designations reflect Your current intent.
If You do not name a beneficiary or if the beneficiary named is no longer living, the beneficiary(ies) will be: (1) Your spouse if living, otherwise; (2) Your children equally, if living, otherwise; (3) Your estate.
We will pay multiple beneficiaries according to the most recent written instructions we have received from You at our Home Office. If We do not have any written instructions, We will pay the death benefit or any remaining Annuity Payments in equal shares to the beneficiaries. If there is more than one beneficiary in a class and one of the beneficiaries predeceases You, We will pay the death benefit or any remaining Annuity Payments in equal shares to the surviving beneficiaries in that class, unless otherwise specified by You.
Purchasing the Contract
To purchase a Contract, You must complete an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 403(b), 457(b) and 401(a) Contracts, the employer will purchase the Contract on behalf of the employee, but the employee will be required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
Applications are to be sent, along with Your premium payment, to Our Home Office. If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract. We deem receipt to occur on a Valuation Date if We receive a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.
If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
We generally will not issue You a Contract if the Annuitant is older than age 85 on the date the Contract would take effect. Under certain circumstances, however, We may issue Contracts above this maximum issue age.
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Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.
Canceling the Contract
You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. In some states, this cancellation period may be longer. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the Variable Account Value plus, any fees or charges deducted from the portion of the premium payment(s) allocated to the Variable Account, plus any premium payments allocated to the fixed account. This amount will be reduced by any withdrawals, excluding surrender charges, if applicable, and any outstanding loan. If You live in California and do not direct Your premium to be invested in a stock or bond portfolio, You will be entitled to a refund of the premium and any policy fee paid. If You direct that the premium be invested in a stock or bond portfolio, You will be entitled to a refund of the policy's Account Value on the day the policy is received by the insurance company or agent who sold You this policy, which could be less than the premium You paid for the policy, plus any policy fee paid. We will pay the refund within 10 calendar days after We receive the Contract. Upon return of the Contract, it will be deemed void.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval. After Your initial premium payment, You are not required to make any additional premium payments under Your contract. After the first Contract Year, We reserve the right to limit premium payments to a maximum of $25,000 each Contract Year.
The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences—Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premiums—When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The Contract Owner may request a change of allocation at any time.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccount:
T Rowe Price International Bond Fund - Investor Class

On and after May 1, 2021, no new premium allocations are allowed to the following Subaccounts:
T Rowe Price New Income Fund - Investor Class

On and after May 1, 2022, no new premium allocations are allowed to the following Subaccount:
Vanguard® Mid-Cap Growth Fund

On and after May 1, 2025, Participants are not allowed to begin or increase allocations to the following Subaccounts:
T Rowe Price New Horizons Fund – Investor Class
MFS New Discovery Fund
Accumulation Units and Accumulation Unit Value—Net Premiums allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The investment experience of the Portfolio Company(ies), expenses and the deduction
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of certain charges under the Contract affect accumulation unit value and/or the number of accumulation units. If Portfolio Company expenses are higher, You may not be able to purchase as many units. If Portfolio Company expenses are lower, You may be able to purchase more units. The deduction of Contract charges will reduce your number of Accumulation Units which also impacts your Account Value.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
●
the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
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plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
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minus the dollar amount of the M&E Fee We deduct for each day in the Valuation Period;
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divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions set forth below and the market timing restrictions (see “Market Timing”). You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, at any time before the Annuity Date. We reserve the right to limit transfers from the fixed account to the Subaccounts before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the fixed account meets Your investment criteria:
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No more than 25% of the Fixed Account Value can be transferred to one or more Subaccounts during a 365 day period.
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Any request to transfer the total Fixed Account Value to one or more Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year before the final transfer.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of a Portfolio Company for example, when a Portfolio Company is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
You may transfer value from one existing Investment Option into as many as 10 other Investment Options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less.
A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Our Home Office, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
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Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccount:
T Rowe Price International Bond Fund - Investor Class
On and after May 1, 2021, no new transfers are allowed to the following Subaccounts:
T Rowe Price New Income Fund - Investor Class
On and after May 1, 2022, no new transfers are allowed to the following Subaccount:
Vanguard® Mid-Cap Growth Fund
On and after May 1, 2025, no new transfers are allowed to the following Subaccounts:
T. Rowe Price New Horizons Fund – Investor Class
MFS New Discovery Fund
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a rebalancing program.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
Example: Assume an investor has $200 to invest. If the investor invests all of their money at once, they could buy 10 shares of an investment that has a current share price of $20.
Alternatively, the investor could divide the $200 into four equal investments of $50, spread out over four months and purchase $50 worth of the same investment on the first day of every month regardless of the price. While the price fluctuates over the four months, the amount of shares the $50 buys varies from month to month. With the price fluctuating, the investor ends up paying $200 over the four months for 11 shares.
On or after May 1, 2019, no new dollar cost averaging programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under existing dollar cost averaging programs:
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T Rowe Price International Bond Fund - Investor Class
On or after May 1, 2021, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing dollar cost averaging programs:
T Rowe Price New Income Fund - Investor Class
On or after May 1, 2022, no new dollar cost averaging programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under existing dollar cost averaging programs:
Vanguard® Mid-Cap Growth Fund
On and after May 1, 2025, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing dollar cost averaging programs:
T. Rowe Price New Horizons Fund – Investor Class
MFS New Discovery Fund
Rebalancing—Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Account Value either once or on a periodic basis.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. The minimum percentage that may be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program. HMLIC also reserves the right to require a minimum Account Value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a dollar cost averaging program.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
Example: Your target asset allocation is 70% stock funds, 25% bond funds and 5% money market funds. On day one, Your portfolio asset allocation aligns with Your target asset allocation. As time goes by, the different investments in Your portfolio will have their ups and downs. As a result, one year later, Your portfolio asset allocation is 55% stock funds, 35% bond funds and 10% money market funds. Utilizing rebalancing, You buy 15% stock funds, sell 10% bond funds and sell 5% money market funds to restore Your portfolio asset allocation to Your target asset allocation of 70% stock funds, 25% bond funds and 5% money market funds.
On or after May 1, 2019, no new rebalancing programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under existing rebalancing programs:
T Rowe Price International Bond Fund - Investor Class
On or after May 1, 2021, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:
T Rowe Price New Income Fund - Investor Class
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On or after May 1, 2022, no new rebalancing programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under existing rebalancing programs:
Vanguard® Mid-Cap Growth Fund
On or after May 1, 2025, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:
T. Rowe Price New Horizons Fund – Investor Class
MFS New Discovery Fund
Changes to Premium Allocations—A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, be accompanied by validating information, (2) include the Contract Owner’s name and Contract number, and (3) specify the new allocation percentage for the fixed account and/or for each Investment Option (in whole percentages). Allocations made to the fixed account or to one or more Investment Options must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless a later date is requested. See “Other Information—Forms Availability.”
On or after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccount:
T Rowe Price International Bond Fund - Investor Class
On or after May 1, 2021, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:
T Rowe Price New Income Fund - Investor Class
On or after May 1, 2022, Contract Owners are not allowed to begin or increase allocations to the following Subaccount:
Vanguard® Mid-Cap Growth Fund
On or after May 1, 2025, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:
T. Rowe Price New Horizons Fund – Investor Class
MFS New Discovery Fund
Market Timing—The Contract and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Contract Owners and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, We will notify You in writing of any restrictions.
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The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract Owners may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Contract Owners should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans—Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408(b) and 408A, if allowed by the plan. The terms of such loans are subject to the provisions of the plan and the IRC. See “Tax Consequences.”
Your loan request must be in writing on a loan agreement form provided by Us. This form must be sent to the Home Office and approved by Us. A loan is effective on the business day following the date We approve the loan agreement request, subject to any restrictions in the plan.
The minimum loan amount will never be greater than $2,500, or, if applicable, the amount established by the Department of Labor, whichever is less. The maximum loan amount for all loans from all retirement plans and deferred compensation plans sponsored by Your employer may not exceed the least of:
1.
any maximum amount established by the plan; or
2.
the greater of $10,000 or 50 percent of the Contract’s fixed account surrender value; or
3.
$50,000 minus the highest outstanding balance of all loans in the previous 12 months under the Contract and any plans of Your employer as defined under Sections 72(p)(4) and 72(p)(2)(D) of the IRC.
No more than two outstanding loans will be permitted at any one time. We may defer granting a loan for up to six months after We receive Your request. No loans will be permitted if You have previously defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer.
Loans can only be made from values held in the Fixed Account. In order to borrow from values in the Variable Account You must first transfer those amounts to the Fixed Account. The Fixed Account Value is decreased by any outstanding loan balance.
Loan interest will be charged on all loans and will accrue daily at the loan interest rate shown on the loan agreement form. The loan interest rate is a fixed rate and will be determined by Us at issue of the Contract. The loan interest rate will remain unchanged during the life of the Contract. The loan interest rate is guaranteed not to exceed eight percent per year. The loan interest rate will never be greater than that permitted by law.
In accordance with the Soldier's and Sailor's Relief Act, the maximum loan interest rate that can be charged on the loan amount during the leave of absence for active military service is six percent.
The maximum loan amount described above is subject to the collateral amount established by Us. We will designate part or all of the fixed account and/or Subaccount(s) to be used for collateral for any loan amount. The designation of what can be used as collateral will be explained on the loan agreement form.
On the effective date of a loan, the collateral amount is established by Us. It will not exceed 100 percent of the loan amount. The percentage in effect on the effective date of a loan is shown on the loan agreement form. While a loan is outstanding, a withdrawal or transfer will not be permitted if it will decrease the collateral amount below that required by Us.
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On the effective date of a loan, a loan reserve account is established. Fixed Account Value equaling the loan amount will be transferred from the fixed account and allocated to the loan reserve account. The Fixed Account Value is decreased by any outstanding loan balance. The loan reserve account value and the collateral amount will be the security for the loan. A minimum loan reserve account interest rate of 3 percent will be credited to the loan reserve account. Additional loan reserve account interest may be credited as determined by Us.
The loan amount shall be amortized and repaid no less frequently than quarterly. Although You may prepay the loan amount at any time, You must repay a loan within five years unless the loan is to be used to acquire or build a dwelling unit that will be used as a principal residence within a reasonable period of time. If the loan is used for a principal residence, it may be repaid over a period not exceeding 25 years, subject to a minimum quarterly repayment amount of $250 on loans exceeding five years.
We may permit the suspension of loan repayments for a period up to one year while You are on an unpaid leave of absence from employment. You must resume loan repayments upon completion of Your leave of absence and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term.
We may permit the suspension of loan repayments during any part of Your leave of absence for active military service, even if the leave exceeds one year. You must resume loan repayments upon completion of Your active military service and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term plus the period of active military service.
Any loan repayments received will first be applied towards loan interest due, with the remainder applied towards repayment of the loan balance. That portion of a loan repayment received which is applied towards repayment of the loan balance plus the amount of loan reserve account interest earned on such portion will be transferred from the loan reserve account and allocated to the fixed account and will begin earning the same interest rate as other funds newly allocated to the fixed account.
There is a grace period following each scheduled loan payment due date. The duration of the grace period is shown on the loan agreement form and shall conform to the requirements of regulations issued by the Internal Revenue Service establishing acceptable grace periods. If the payment has not been received by the end of the grace period, the loan amount will be in default and reported as a deemed distribution and be taxable income for the year in which the default occurred. Once a loan is in default, loan interest will no longer be charged and loan reserve account interest will no longer be credited to the loan reserve account. You may continue to make loan payments after a loan is in default, as long as those payments are equal to or greater than the payments prior to the loan's default. Loan payments made on a defaulted loan will be treated like after-tax contributions. However, they will not be treated like after-tax contributions for any other purposes. Once a loan is in default, no further loans will be available under the Contract. Further, if You have ever defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer, no further loans shall be permitted.
At the time federal tax law or regulation and applicable state regulations permit, We will recover the foreclosure amount from the Contract’s total Account Value. Any withdrawal made to recover the foreclosure amount will be made in compliance with any applicable state and federal regulations. No actual distributions to repay loans shall be made which would violate Section 403(b)(11) or 457(d) or 457(e)(9)of the Code.
While a loan is outstanding, the loan amount will not participate in the investment experience of any Subaccount. Therefore, loans can affect the Account Value and death benefit whether or not the loan is repaid. The Account Value at surrender and the death benefit will be reduced by any outstanding loan amount.
The loan reserve account interest rate may be less than the interest rate We credit to funds in the fixed account. If the loan has not been repaid in full upon selection of any annuity income option, upon Your death, or upon surrender of the Contract, We will reduce the total Account Value by the sum of the loan amount and any applicable surrender charges.
In the event of Your death, the loan amount shall be treated as an offset amount on the date of death. The loan amount cannot be transferred to, or assumed by, Your beneficiary. If the loan amount was not repaid prior to the date of death, any distribution will be made net of the loan amount. In addition, the loan amount will be reported as a distribution to Your estate.
Loans permitted under the Contract may be taxable in whole or in part if You have additional loans from other plans or contracts. We will calculate the maximum loan amount based solely on information provided to Us by You and the sponsoring employer of the plan, including their representatives. We make no representations or guarantees as to the tax consequences of a loan. We recommend consulting a competent tax advisor prior to taking a loan.
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We reserve the right, upon advance written notice of at least 30 days to You, to discontinue the availability of new loans. Any such discontinuance will not apply to loans that are outstanding on the effective date of such discontinuance.
Conversions/Exchanges—Some investment professionals may have a financial incentive to offer You a new Contract in place of the one You own. You should only exchange Your Contract if You determine, after comparing the features, fees and risks of both contracts, that it is better for You to purchase the new Contract rather than continue to own Your existing Contract.
Surrender or Withdrawal Before Commencement of Annuity Period—Withdrawal of Account Value from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the employer retirement plan. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin. For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the Death Benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distributions. (See “Tax Consequences.”)
A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Other Information—Forms Availability.”
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt of a request in good form at Our Home Office.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
Surrenders and withdrawals from any Subaccount are not currently subject to surrender charges. We reserve the right to add surrender charges to the Contract for contracts issued after the date of implementation.
If Your Contract data pages reflect a surrender charge of 0%, We cannot later impose a surrender charge. We reserve the right to add surrender charges for Contracts issued in the future. For additional information on surrender charges, go to “Fees and Example”.
If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
Systematic Withdrawals—Before Commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of Required Minimum Distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100
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and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken, must be submitted to Us in writing, be in good form and must be approved by Us. Any applicable Withdrawal Charges will apply.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract. HMLIC provides the following systematic withdrawal options:
•
Required Minimum Distribution—Allows You to receive Your IRC Required Minimum Distribution annually. This is the default option unless You opt out.
•
Interest only—Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•
Fixed amount—Allows You to receive a specified amount in periodic payments.
•
Percent of Account Value—Allows You to withdraw a percentage of Your Account Value in periodic payments.
•
Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59½.
A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
Example: Under a fixed amount systematic withdrawal option, You may elect to withdraw a minimum of $100 per month for a minimum duration of 12 months.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Contract is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
Due to the increasing prevalence of Financial Exploitation that targets senior citizens and other vulnerable adults, and in response to guidance from the SEC, We now have authority to place a temporary hold on payments from variable insurance contracts when there is a reasonable suspicion of financial exploitation of seniors or other vulnerable adults.
If We reasonably believe that Financial Exploitation has occurred, is occurring, has been attempted, or will be attempted We may delay processing withdrawals or other disbursements from Your variable insurance contract. This action will only be taken when We have credible evidence or information suggesting possible financial exploitation. We will make every effort to reach out to Your trusted contact person. We may request information regarding Your contact information or seek assistance in identifying a legal guardian or trustee to ensure Your account is protected.
When a temporary hold is imposed, We will transfer those proceeds to the money market fund. We reserve the right to defer payment of amounts from the Variable Account for up to 55 days after receipt of Your written request in good form. During this time, We will be doing internal and external investigations to either confirm or deny the financial exploitation.
We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the applicable state insurance regulator. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
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If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Deductions and Expenses
We make certain charges and deductions under the Contract. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.
Services and Benefits We Provide:
●
the death benefit, and cash benefits under the Contract
●
access to Investment Options, including Net Premium allocations
●
administration of elective options
●
the distribution of reports to Contract Owners
●
Annuity Payment options
Costs and Expenses We Incur:
●
costs associated with processing applications and with issuing and administering the Contract;
●
overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contract;
●
other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax, and other taxes) and fees; and
●
costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees).
Risks We Assume:
●
that the costs of providing the services and benefits under the Contracts exceed the charges We deduct
Waiver, Reduction or Elimination of Deductions and Expenses
We may reduce, waive or eliminate any of the deductions or expenses for Qualified Contracts sold under a particular employer’s Qualified Retirement Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:
●
The number of participants under the Qualified Retirement Plan;
●
The type and nature of the Qualified Retirement Plan;
●
The expected level of assets and/or cash flow under the Qualified Retirement Plan;
●
Our agents’ involvement in sales activities;
●
Our sales-related expenses;
●
Distribution provisions under the Qualified Retirement Plan;
●
The Qualified Retirement Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
●
The level of employer involvement in determining eligibility for distributions under the Qualified Contracts; and
●
Our assessment of financial risk to Us relating to withdrawals.
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We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.
We may also apply different deduction and expense provisions in Qualified Contracts issued to employees or members of certain employer groups or associations which have negotiated the Qualified Contract terms on behalf of their employees or members. We will offer any resulting deduction or expense uniformly to all employees or members in the group.
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. Any premium taxes relating to the Contract may be deducted from the premium payments or the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.
Third Party Administration Fees — If Your Contract is purchased under an employer sponsored retirement benefit plan, and the employer has engaged the services of a third party to help with the administration of the plan (“Third Party Administrator”), We reserve the right to collect any fees charged by the Third Party Administrator (“Third Party Administration Fees”) attributable to the Contract from Your Account Value. We will collect these fees only if and to the extent that (1) We are required by the employer to pay such fees, (2) the employer does not prohibit Us from collecting such fees from Your Account Value, and (3) the collection of such fees from Your Account Value is allowed by applicable law.
Surrender Charges — There currently are no surrender charges. If Your Contract data pages reflect a surrender charge of 0%, We cannot later impose a surrender charge. If We elect to implement surrender charges, the surrender charges shall be those reflected below which are deducted from the Account Value as a percentage of the amount surrendered, subject to modification by Us, and shall apply only to Contracts issued after the date of implementation. These surrender charges are paid to HMLIC to help offset costs incurred in issuing the Contract.
Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs), except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw a portion of the Account Value for cash before Annuity Payments begin.
Contract Year	Percentage of Amount Surrendered
1	7%
2	6.5%
3	6%
4	5.5%
5	5%
Thereafter	0%
Annual Maintenance Fee—We currently deduct an annual maintenance fee of no more than $35 from the Account Value of each Contract on the Contract Anniversary date. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of this Contract. The annual maintenance fee is deducted on a pro-rata basis from all Subaccounts and the fixed account. When the annual maintenance fee is deducted from the fixed account, it may be assessed against any amount held in the fixed account, including guaranteed interest. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. Prior to May 1, 2019, annual maintenance fee was $25.
The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract. The annual maintenance fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also shown under Fees, Annual Contract Expenses, Administrative Expenses.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the current annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The mortality risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that
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Our Contract fees will not be sufficient to cover Our costs of issuing and administering the Contracts. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
Operating Expenses of the Portfolio Companies—The deductions from and expenses paid out of the assets of the Portfolio Companies are described in each Portfolio Company’s prospectus.
Death Benefit
Death Benefit Proceeds
If the Contract Owner dies before the Annuity Date and while the Contract is in force, We will pay a death benefit to the beneficiary designated by the Contract Owner. The death benefit ends at the Annuity Date. When multiple Contract numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. The death benefit is determined for each beneficiary as of the date Proof of Death is received by HMLIC from such beneficiary. Proof of Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
The beneficiary will receive the greater of:
1.
the Account Value; or
2.
the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance (An adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately prior to the withdrawal and multiplying the resulting fraction by the death benefit immediately prior to the withdrawal.)
At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation to the applicable state. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Annuity Payments
The Annuity Date may be any date prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 73 or, except for IRAs, retires. (See “Tax Consequences.”) The Contract provides for fixed Annuity Payment options. Before Your Annuity Date, You may elect to have Annuity Payments made
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under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office. In general, the amount of Your Annuity Payment will be determined by the total Account Value applied to the option, the form of payment selected, the timing of the purchase and the applicable annuity purchase rate.
The Contract Owner may elect to have a portion of the Account Value applied to purchase Annuity Payments, leaving the remainder of the Account Value in the Contract. The portion of the Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, and may affect any subsequent Annuity Payments.
We will process the request so that the Annuity Payments begin as of the date requested except the 29th, 30th or 31st of the month. We will transfer Your Variable Account Value to the fixed account on the Valuation Date Your request is received in good form at Our Home Office. Your Net Premium allocation(s) will be changed to the fixed account. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”)
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. If the Annuitized Value to be applied under any one Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option.
●
if an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
●
The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Contract.
Annuity Payment Options
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract. If We do not receive written election of an Annuity Payment option from You at Our Home Office before the Annuity Date, the Annuity Payment option will be Life Annuity with Payments Guaranteed for 10 Years. Annuity Payments will be paid in monthly installments.
Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years—Annuity Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.
Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the scheduled date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death Option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years, You may elect an Increase option.
Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies).
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If the Annuitant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies).
After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.
Payments for a Specified Period—Annuity Payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as ten years or as long as 30 years.
Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) for the remainder of the specified period.
If the Annuitant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) for the remainder of the specified period.
Withdrawals are not allowed under this option. You may add an Increase option to this Annuity Payment option, and after the Annuity Date, You cannot change the Annuity Payment option.
Joint and Survivor Annuity—Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.
The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2∕3%, or (3) 100% of the Annuity Payments paid while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Contract Owner dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the Beneficiary(ies). After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity, You may elect an Increase option. With the Joint and 100% Survivor Annuity, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death Option.
Other Payout Options — If the Contract Owner does not wish to elect one or more of the Annuity Payment options described above, the Contract Owner may:
a.
receive the proceeds in a lump sum less any applicable surrender charges, or
b.
leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9), (See “Taxation of Qualified Contracts—Required Minimum Distributions,”) or
c.
elect any other payout option that HMLIC makes available.
Amount of Annuity Payments
The Annuitized Value will be applied to purchase the Annuity Payment option You select.
Fixed Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each Fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Misstatement of Age or Gender (if a Gender-Specific Contract has been Issued)
If any age or gender (if a gender-specific contract has been issued) has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and gender (if a gender-specific contract has been issued). We will deduct any overpayments We have made, including interest of 5 percent per year, from future payments. We will pay any under payments, including interest of 5 percent per year, in a lump sum to the Contract Owner if living, otherwise to the beneficiary(ies).
Financial Information

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
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Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Portfolio Companies
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations (death benefits and Annuity Payments) other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. We begin crediting interest to any Net Premium received and allocated to the fixed account after the initial Net Premium, from the date We receive the Net Premium in Our Home Office. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in Your Contract. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.
The fixed account guaranteed interest rate is determined on the Issue Date and will be redetermined at the time periods shown on the Contract data pages. For purposes of redetermining the fixed account guaranteed interest rate, We divide each calendar year into two predetermined periods, January-June and July-December. Each Contract Anniversary that allows for the redetermination of the fixed account guaranteed interest rate will fall within a predetermined six-month period. All Contracts with such Contract Anniversaries occurring in the same predetermined six-month period, will have the same fixed account guaranteed interest rate. The fixed account guaranteed interest rate for each predetermined period will be at least as great as the lesser of 3 percent and the average of the five-year Constant Maturity Treasury Rate (CMT) over the six-month period beginning 9 months prior to the beginning of the predetermined period, rounded to the nearest 1/20th of one percent, reduced by 125 basis points; but not less than the rate prescribed in the law of the state where the policy is delivered or issued for delivery.
The fixed account has not been registered with the Securities and Exchange Commission.
The Separate Account
On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a Unit Investment Trust under the 1940 Act and qualifies as a “separate account” within the meaning of the Federal securities laws. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of the Separate Account are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Contract and without regard to any other business of HMLIC. The assets of the Separate Account may not be used to pay any liabilities of HMLIC other than those arising from the Contracts. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contract. HMLIC is solely responsible for its obligations under the Contract.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Contract Owner instructions.
The Portfolio Companies
Each of the Portfolio Companies is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolio Companies by the SEC.
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The Portfolio Companies are listed in Appendix A in the back of this prospectus along with the type of fund, adviser/subadviser, current expenses and performance information for each Portfolio Company. The current expenses and performance information reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/PRPQ. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. Prospectuses for the Portfolio Companies should be read carefully in conjunction with this prospectus before investing.
The investment objectives and policies of certain Portfolio Companies are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Portfolio Companies may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Portfolio Companies will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Investment Options Selected —HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase of Your Contract.
Selection of Portfolio Companies—We select the Portfolio Companies offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Portfolio Companies periodically and may remove a Portfolio Company or limit its availability for new Net Premium and/or transfers of Account Value if We determine that the Portfolio Company no longer meets one or more of the selection criteria, and/or if the Portfolio Company has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Portfolio Companies You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005, HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Portfolio Companies—We do not guarantee that each Portfolio Company will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new Portfolio Companies or classes of Portfolio Companies, close existing Portfolio Companies or classes of Portfolio Companies, or substitute shares of a different Portfolio Company for Portfolio Company shares that are held by an Investment Option. New or substitute Portfolio Companies may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in an Investment Option without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
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We also may establish or add new Portfolio Companies, remove existing Portfolio Companies, or combine Portfolio Companies. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
The number of votes that a Contract Owner may vote will be calculated separately for each Underlying Fund. The number will be determined by applying the Contract Owner’s percentage interest, if any, in a particular Underlying Fund to the total number of votes attributable to that Underlying Fund.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.
Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
In addition, a Contract Owner or a prospective Contract Owner considering purchase of an annuity contract for a Qualified Retirement Plan should understand that purchasing the Contract as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Deductibility of Premium Payments —Under certain circumstances premium payments made to Qualified Contracts may be excludible or deductible from current taxable income.
Pre-Distribution Taxation of Contracts—Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.
Early/Premature Distribution Tax—In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to 10% (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:
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●
made on or after the Contract Owner reaches age 59½;
●
made on or after the death of a Contract Owner;
●
attributable to the Contract Owner becoming disabled; or
●
made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Annuity Payments—Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Death Benefits—Amounts may be distributed from a Contract because of the death of the Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under a payout option, they are taxed in the same manner as Annuity Payments.
Contract Transactions—A transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, Required Minimum Distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law — The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401(a) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.
Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exceptions to this are contributions to Roth IRAs, the amount of salary reductions designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to current income tax in the year they are made. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.
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Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401(a)” sections, below.
A 403(b), 457(b), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to the recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the Contract.” The investment in the Contract is the total of all contributions, with the exception of those that were excludible or deductible from income at the time made, and represents the portion of the Contract already taxed. When there is an investment in the Contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the Contract to the total value immediately before the distribution.
For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b), or 401(k) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59½, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and made after the Contract Owner attains age 59½, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Contract Owner has an investment in the Contract. If the Contract Owner has an investment in the Contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401(a) Contracts only amounts eligible for distribution can be rolled over.
Only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth, SEP and SIMPLE. Trustee-to-trustee or issuer-to issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, a Section 401(k) plan, or to a Roth IRA.
Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.
Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457 (b) plan (provided it agrees to separate accounting), or a Section 401(a) plan.
Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan.
Amounts under a Roth IRA can be rolled over to another Roth IRA.
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Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401(a) plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401(a) plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401(a) plan.
SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401(a) plan, traditional IRA, or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or Roth IRA or to an inherited IRA or Roth IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts, with the exception of Section 403(b) Contracts, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.
For a Section 403(b) Contract, a transfer is the movement of all or some portion of the balance in the 403(b) Contract from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) Contract between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)
after attainment of age 59½,
2)
as the result of death, disability or terminal illness,
3)
that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and another person,
4)
after separation from service and attainment of age 55,
5)
for medical care,
6)
under a qualified domestic relations order (“QDRO”),
7)
to correct excess contributions, and/or deferrals,
8)
in limited circumstances, to a reservist called to active duty after September 11, 2001,
9)
for a qualified birth or adoption,
10)
for certain emergency expenses,
11)
in the event of domestic abuse, and
12)
in connection with federally declared disasters.
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If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and QDRO do not apply and there are additional exceptions, which include a payment made:
1)
for reimbursement of health insurance while the Contract Owner is unemployed,
2)
for qualified education expenses, and
3)
for a qualified first-time home purchase.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Required Minimum Distributions—The Contract Owner of a Qualified Contract (other than a Roth IRA and Designated Roth) is generally required to take certain Required Minimum Distributions during the Contract Owner’s life, and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs and Designated Roth accounts are not subject to the lifetime Required Minimum Distribution requirements but are subject to the after-death distributions requirements described below.
The Contract Owner must take the first Required Minimum Distribution by the required beginning date and subsequent Required Minimum Distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the Required Minimum Distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 73. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401(a) plans is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 73 or retires.
Upon the death of the Contract Owner, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Contract Owner’s death. If the Contract Owner dies on or after the date distributions were required to begin, a designated beneficiary must also take annual distributions based upon the greater of the Contract Owner’s remaining life expectancy or the beneficiary’s life expectancy. An Eligible Designated Beneficiary can take distributions annually based on the beneficiary’s or Contract Owner’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Contract Owner, and 5) a minor child of the Contract Owner. For a minor child of the Contract Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.
If the Contract Owner dies on or after the required beginning date, any remaining balance must be distributed over the greater of the Contract Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.
If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the tenth anniversary of the Contract Owner’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the surviving spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 73 or in the case of an IRA, treat the IRA as his or her own.
If a beneficiary is not designated or is not an individual the beneficiary is required to take distributions under one of the following two rules:
1.
If the Annuitant dies after the date distributions were required to begin, distributions are required to be made over the Annuitant’s remaining life expectancy.
2.
If the Annuitant dies before the date distributions were required to begin, the entire balance must be distributed by December 31 of the fifth year following the Annuitant’s death.
Distributions will be made in accordance with IRC Section 401(a)(9) and Regulation Sections 1.401(a)(9)-1 through 1.401(a)(9)-9. The provisions of these sections and any other provisions prescribed by revenue rulings, notices or other published guidance override any distribution options in the Contract inconsistent with IRC Section 401(a)(9). If there are multiple beneficiaries designated by the Annuitant, special rules under IRC Regulations 1.401(a)(9)-4 apply to the requirements for minimum distributions.
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Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the Required Minimum Distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 25% on the difference between the Required Minimum Distribution and the amount actually distributed. If the insufficient Required Minimum Distribution is corrected within two years, the excise tax is reduced to 10%.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401(a), may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $23,500 for 2025 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $7,500 for 2025 may be contributed if the Contract Owner is age 50 or older. A higher catch-up contribution limit of $11,250 for 2025 may be contributed if the individual is age 60, 61, 62, or 63. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed.
Distributions from Section 403(b) Contracts generally cannot be made until the Contract Owner attains age 59½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. 403(b) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Contracts are subject to the Required Minimum Distribution rules, except amounts in a designated Roth account.
408(b) Traditional IRA—Annual contributions to a traditional IRA are limited to $7,000 for 2025 . Additional catch-up contributions, up to $1,000 for 2025 , may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan, and filing status. For 2025 , if the Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when modified adjusted gross income (“MAGI”) is between $79,000 and $89,000 for single filers and between $126,000 and $146,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $236,000 and $246,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to Required Minimum Distribution rules.
Roth IRA—Annual contributions to a Roth IRA are limited to $7,000 for 2025 . Additional catch-up contributions, up to $1,000 for 2025 , may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The annual contribution has additional limitations based upon the Contract Owner’s income and filing status. The annual contribution maximum is phased out when AGI is between $150,000 and $165,000 for single taxpayers and those taxpayers filing as Head of Household, between $236,000 and $246,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59½ or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. A conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA cannot be recharacterized as a traditional contribution. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Roth IRAs are not subject to the Required Minimum Distribution rules except upon the death of the Contract Owner.
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Simplified Employee Pension (SEP)—If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $23,500 for 2025 or 25% of compensation, whichever is less. The additional catch-up amount, up to $7,500 for 2025 , may be contributed if the individual is age 50 or older. A higher catch-up contribution limit of $11,250 for 2025 may be contributed if the individual is age 60, 61, 62, or 63. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and Required Minimum Distribution rules apply the same as for traditional IRAs.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $23,500 for 2025 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $7,500 for 2025 , may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed.
Distributions from 457(b) Contracts generally cannot be made until the Contract Owner attains age 59½ except for severance from employment or an unforeseeable emergency. Contract accumulations may be eligible for a tax-free rollover to another eligible retirement plan. 457(b) Contracts are subject to the Required Minimum Distribution rules, except amounts in a designated Roth account.
Savings Incentive Match Plan for Employees (SIMPLE IRA)—If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $16,500 for 2025 and is indexed for inflation in future years. Additional catch-up contributions up to $3,500 for 2025 , may be made if the Contract Owner is age 50 or older. Employer contributions are required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers during the first two years of participation in the SIMPLE IRA only from other SIMPLE IRAs. After the first two years of participation, SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401(a) plan, traditional IRA, or SEP IRA. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required Minimum Distribution rules apply the same as for traditional IRAs.
401(a) plans —A 401(a) plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing plans) for their employees. Retirement plans established in accordance with IRC Section 401(a) may permit the purchase of annuity contracts to provide benefits under the plan. A retirement plan qualified under IRC Section 401(a) may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information. 401(a) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. 401(a) Contracts are subject to the Required Minimum Distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
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Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Unclaimed Property
The balance in your Contract is subject to state unclaimed property laws which generally provide that if no activity occurs in your Contract, or after a death claim, within a specified time period the balance in Your Contract must be paid to the unclaimed property office of the appropriate state. The Internal Revenue Service has provided guidance the payment to the state is subject to federal income tax withholding and reportable as a distribution to the Contract Owner.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Financial statements—
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800 999-1030 (toll-free).
Distribution of the Contract —The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, Horace Mann Investors, Inc (“HM Investors”), principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because HMLIC may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence Your investment professional to recommend this Contract over another investment. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 0.50% to 0.60% annually of the average assets under management. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.
Association Relationships —HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association to provide various services that are aimed at familiarizing the association’s members with the Horace Mann brand, products or services, including but not limited to the following:
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●
Providing HMLIC or an affiliate with access to association members;
●
Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
●
Allowing HMLIC or an affiliate to sponsor and/or attend association meetings, conferences, or conventions; and
●
Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.
Modification of the Contract —The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by
HMLIC may modify the terms of the Contract. HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the 1940 Act, the option to direct their Net Premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the SEC and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.
Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to the Contract and these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.
Communications to Contract Owners —To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.
Contract Owner Inquiries —A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability —Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA —Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the Portfolio Company prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of Your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
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Appendix A: Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/PRPQ. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Vanguard® Retirement Income Fund / The Vanguard Group, Inc.	0.08%	6.58%	3.58%	4.19%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2020 Fund / The Vanguard Group, Inc.	0.08%	7.75%	4.75%	5.58%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2025 Fund / The Vanguard Group, Inc.	0.08%	9.44%	5.66%	6.32%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2030 Fund / The Vanguard Group, Inc.	0.08%	10.64%	6.44%	6.92%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2035 Fund / The Vanguard Group, Inc.	0.08%	11.78%	7.20%	7.51%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2040 Fund / The Vanguard Group, Inc.	0.08%	12.88%	7.97%	8.08%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2045 Fund / The Vanguard Group, Inc.	0.08%	12.85%	11.03%	8.48%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2050 Fund / The Vanguard Group, Inc.	0.08%	14.64%	9.03%	8.72%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2055 Fund / The Vanguard Group, Inc	0.08%	14.64%	9.02%	8.70%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2060 Fund / The Vanguard Group, Inc.	0.08%	14.63%	9.02%	8.70%
Large Value	T Rowe Price Equity Income Fund — Investor Class / T Rowe Price Associates, Inc.	0.67%	11.88%	8.60%	8.42%
Large Blend	Vanguard® 500 Index Admiral Shares / The Vanguard Group, Inc.	0.04%	24.97%	14.48%	13.06%
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Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
Large Growth	Putnam VT Sustainable Leaders IA / (Advisor) Putnam Investment Management, LLC. / (Subadvisers) Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.63%	23.33%	14.00%	13.78%
Large Growth	T Rowe Price Growth Stock Fund — Investor Class / T Rowe Price Associates, Inc.	0.65%	29.59%	13.12%	13.67%
Mid Value	Vanguard® Selected Value / The Vanguard Group, Inc.	0.42%	7.18%	10.95%	8.86%
Mid Blend	Vanguard® Extended Market Index Admiral Shares / The Vanguard Group, Inc.	0.05%	16.91%	9.89%	9.45%
Mid Growth	Janus Henderson Enterprise Portfolio Instl / Janus Capital Management LLC.	0.72%	15.61%	9.88%	12.40%
Mid Growth	T Rowe Price New Horizons Fund – Investor Class(4) / T Rowe Price Associates, Inc.	0.79%	3.86%	6.56%	11.29%
Mid Growth	Vanguard® Mid-Cap Growth Fund(3) / The Vanguard Group, Inc.	0.33%	17.81%	8.40%	8.91%
Small Value	T Rowe Price Small-Cap Value Fund — Investor Class / T Rowe Price Associates, Inc.	0.77%	10.93%	7.45%	8.31%
Small Blend	Vanguard® Small Cap Index Admiral Shares / The Vanguard Group, Inc.	0.05%	14.23%	9.30%	9.09%
Small Growth	MFS VIT New Discovery Series Initial Class(4) / Massachusetts Financial Services Company	0.87%	6.72%	4.96%	9.19%
Small Growth	Neuberger Berman Genesis Fund Advisor Class / Neuberger Berman Investment Advisers, LLC	1.34%	15.48%	12.15%	8.46%
International Stock - Developed Markets	American Funds IS International Growth and Income 1 / Capital Research and Management CompanySM	0.56%	3.64%	2.79%	4.25%
International Stock - Developed Markets	T Rowe Price Overseas Stock Fund — Investor Class / T Rowe Price Associates, Inc.	0.79%	2.90%	4.41%	5.14%
International Stock - Developed Markets	Vanguard® Developed Markets Index — Admiral Shares / The Vanguard Group, Inc.	0.05%	3.04%	4.76%	5.47%
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Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
International Stock - Emerging Markets	T Rowe Price Emerging Markets Stock Fund — Investor Class / T Rowe Price Associates, Inc.	1.22%	-1.72%	-4.13%	1.96%
International Stock - Emerging Markets	Vanguard® Emerging Markets Stock Index Admiral Share / The Vanguard Group, Inc.	0.13%	10.95%	2.98%	3.99%
Real Estate	T Rowe Price Global Real Estate — Investor Class / T Rowe Price Associates, Inc.	0.95%	1.15%	0.58%	2.82%
Real Estate	Vanguard® Real Estate Index Fund Admiral Shares / The Vanguard Group, Inc.	0.13%	4.92%	2.99%	5.06%
Technology	Janus Henderson Global Technology and Innovation Fund Class I / Janus Capital Management LLC.	0.73%	32.10%	18.09%	19.34%
Intermediate-Term Bond	American Funds IS US Government Securities 1 / Capital Research and Management CompanySM	0.25%	0.99%	0.39%	1.36%
Intermediate-Term Bond	Fidelity VIP Investment Grade Bond Initial Class / Fidelity Management & Research Co.	0.38%	1.79%	0.46%	1.93%
Intermediate-Term Bond	T Rowe Price New Income Fund — Investor Class(2) / T Rowe Price Associates, Inc.	0.44%	1.30%	-0.91%	1.04%
Intermediate-Term Bond	Vanguard® Total Bond Market Index Admiral Shares / The Vanguard Group, Inc.	0.04%	1.24%	-0.32%	1.33%
Global Bond	T Rowe Price International Bond Fund — Investor Class(1) / T Rowe Price Associates, Inc.	0.67%	-5.12%	-3.47%	-0.73%
Global Bond	Vanguard® VIF Global Bond Index / The Vanguard Group, Inc.	0.13%	2.03%	-0.23%
Multi-Sector Bond	T Rowe Price Spectrum Income Fund — Investor Class / T Rowe Price Associates, Inc.	0.61%	4.02%	1.77%	3.01%
High Yield Bond	Vanguard® High-Yield Corporate Fund Admiral Shares / The Vanguard Group, Inc.	0.12%	6.39%	3.43%	4.60%
Short-Term Bond	Vanguard® VIF Short-Term Investment Grade Bond / The Vanguard Group, Inc.	0.14%	4.89%	1.97%	2.24%
Balanced	Calvert VP SRI Balanced I / Calvert Research and Management.	0.64%	19.61%	9.41%	8.41%
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Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
Money Market	Vanguard® Federal Money Market Fund (available August 1, 2016) / The Vanguard Group, Inc.	0.11%	5.23%	2.44%	1.72%

*
These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/PRPQ
(1)
On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Companies. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Companies, they may continue the program(s), but may not begin or increase allocations.
(2)
On and after May 1, 2021, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company.
(3)
On and after May 1, 2022, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the programs(s), but may not begin or increase allocations to the Portfolio Company.
(4)
On and after May 1, 2025, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the programs(s), but may not begin or increase allocations to the Portfolio Company.
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Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2025. The financial statements of HMLIC and of the Separate Account are contained in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information, request other information about the Contract and make investor inquiries by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).
Reports and other information about HMLIC and the Separate Account are available on the Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
1-800-999-1030
EDGAR Contract Identifier C000182313
IA-017067 (5/25)

Horace Mann Personal Retirement PlannerTM
Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract
Issued by Horace Mann Life Insurance CompanyOffered by Horace Mann Investors, Inc.
May 1, 2025
To receive prospectuses and other annuity-related documents
electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the underlying fund prospectuses are also available online at www.horacemann.com/. To access this information click on “Savings & Retirement”, the tax type of your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.

IMPORTANT NOTICE REGARDING DELIVERY OF VARIABLE ANNUITY DOCUMENTS
Dear Client:
To help our environment and reduce the amount of paper you receive, we only send one copy of prospectuses, annual and semi-annual reports, and other documents relating to the variable annuities and their underlying investment options to households with multiple Horace Mann variable annuity clients who would be receiving the same documents. You will continue to receive separate documents relating to values and activity within specific variable annuity contracts.
You may choose to receive a separate copy of these general documents at any time by contacting us toll-free at 800-999-1030 or by mail at 1 Horace Mann Plaza, Springfield, IL 62715. Once we receive your request, we will start sending you separate copies within 30 days.
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit http://www.horacemann.com to register or log in to Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
We appreciate your cooperation as we work to reduce the volume of paper we distribute. While we’re committed to providing you with the information you need in the format you prefer, we are always looking for ways to reduce paper use.
The Horace Mann Companies • 1 Horace Mann Plaza • Springfield, Illinois 62715-0001
217-789-2500 • www.horacemann.com

Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract funded through Horace Mann Life Insurance Company Separate Account of Horace Mann Life Insurance Company
May 1, 2025
This prospectus describes an individual flexible premium deferred variable annuity Contract issued by Horace Mann Life Insurance Company (“HMLIC”). It is issued as a Non-Qualified annuity Contract. The investment choices under the Contract are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. You can allocate Your Net Premiums and Your Contract’s cash value to the fixed account or to the HMLIC Separate Account which invests through each of its Subaccounts (sometimes referred to as variable Investment Options) in a corresponding Underlying Fund. The Underlying Funds are listed in Appendix A: Portfolio Companies available under the Contract.
This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference.
If You are a new investor in the Contract, You may cancel Your Contract within 30 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, You will receive either a full refund of the amount You paid with Your application or Your total Account Value. You should review the prospectus, or consult with Your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2025.

2

Definitions

Account Value: The sum of the Fixed Account Value and the Variable Account Value.
Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The living individual whose life determines the Annuity Payments made under a Contract.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Account Value on the Annuity Date, less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Contract, and the anticipated Annuity Date is shown on the data pages of Your Contract.
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Contract: The individual flexible premium deferred variable annuity contract this prospectus offers.
Contract Anniversary: The same day and month as the Issue Date of Your Contract for each succeeding year of Your Contract.
Contract Owner (You, Your): The individual or entity to whom the Contract is issued.
Contract Year: A period of twelve months beginning on the date a Contract is issued and each anniversary of that date.
Financial Exploitation: (A) the wrongful or unauthorized taking, withholding, appropriation, or use of a Specified Adult’s funds or securities; or (B) any act or omission by a person, including through the use of a power of attorney, guardianship, or any other authority regarding a Specified Adult, to (i) obtain control, through deception, intimidation or undue influence, over the Specified Adult’s money, assets or property, or (ii) convert the Specified Adult’s money, assets or property.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Account Value: The dollar value of the fixed account under the Contract before Annuity Payments begin.
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
IRC: The Internal Revenue Code of 1986, as amended.
Issue Date: The date when Your Contract becomes effective.
Investment Options: The fixed account and the Underlying Funds in which the Subaccounts invest.
Net Premium: Each premium payment paid to HMLIC under the Contract, less any applicable premium taxes.
Non-Qualified Contract: A Contract that is not issued under an employer sponsored retirement plan or as an individual retirement annuity as defined under Sections 408(b) and 408A of the Internal Revenue Code.
Proof of Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) all forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.
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Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a Unit Investment Trust under the Investment Company Act of 1940 as amended (the “Act”).
Specified Adult: A Contract Owner who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who HMLIC reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.
Subaccount: A division of the Separate Account that invests in shares of a corresponding Underlying Fund.
Underlying Funds, Portfolio Companies: All open-end management investment companies registered under the Act that are listed in this document and are available for investment by the Separate Account. The terms Underlying Funds and Portfolio Companies are used interchangeably in this prospectus.
Unit Investment Trust (or “UIT”): A type of investment company, regulated and separately registered and regulated by the SEC under the Investment Company Act of 1940. The Separate Account is registered as a UIT. The UIT referenced in this prospectus is open-ended, meaning there can be continuous purchases of shares of the Underlying Funds. Variable Annuity Payments are deposited in the UIT and allocated to the Subaccounts each of which invests in a specified Underlying Fund, which is separately registered under the Investment Company Act of 1940.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or request to occur on a particular Valuation Date if We receive the Net Premium or transaction request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time, or the close of the NYSE, if earlier, on that day. If received at or after 3:00 p.m. Central Time, or the close of the NYSE if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Account: Your portion of the Separate Account set up to receive Net Premiums, any applicable premium bonus and transfers allocated to it.
Variable Account Value: The dollar value of the Subaccount(s) under the Contract before Annuity Payments begin. This dollar value will vary based on the investment performance of the corresponding Underlying Fund(s).
Important Information You Should Consider About the Contract

Fees and Expenses	Location in Statutory Prospectus
Charges For Early Withdrawals	The Contract currently does not include any charges for withdrawals or surrenders from the Contract.	The Contract - Deductions and Expenses - Surrender Charges
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for Contract Owner transactions.	The Contract - Transactions
4

Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.

The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Annual Fee	Minimum	Maximum
	Base Contract	1.28% of the Account Value	1.28% of the Account Value
	Investment Options (Portfolio Company Fees and Expenses)	0.13% as a percentage of Portfolio Company assets	1.34% as a percentage of Portfolio Company assets
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit, if Elected)	No optional benefits are available.	No optional benefits are available.
Because Your Contract is customizable, the choices You make affect how much
You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	$1,431	$2,638
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio Company fees and
expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
Portfolio Company fees and
expenses and optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Risks
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract – Risk of Loss
Not a Short-term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.
Principal Risks of Investing in the Contract – Not a Short-term Investment
Risks Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Contract (e.g., Portfolio Companies).
Each Investment Option (including any fixed account Investment Option)
will have its own unique risks.
You should review these Investment Options before making an investment decision.
Principal Risks of Investing in the Contract – Risks Associated with Investment Options
5

Insurance Company Risks
An investment in the Contract is subject to the risks related to Horace Mann
Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://
www.horacemann.com/why-us/a-history-of-financial-strength.
Location in Statutory ProspectusPrincipal Risks of Investing in the Contract – Insurance Company Risks
Restrictions
Investments
HMLIC reserves the right to remove or substitute Underlying Funds as
Investment Options that are available under the Contract.
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the
Contract, subject to certain restrictions.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the
Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of a Portfolio Company.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract
Owners, it will notify You in writing of any restrictions.

Horace Mann Life
Insurance
Company - The
Fixed Account -
The Separate
Account and the
Portfolio
Companies - The
Portfolio
Companies -
Selection of
Portfolio
Companies

The Contract -
Transactions -
Transfers

The Contract -
Transactions -
Market Timing

Optional Benefits	No optional benefits are available.
Taxes
Tax Implications
An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the
Contract. Generally, all or a portion of any distribution from a Non-Qualified
Contract will be taxable as ordinary income and may be subject to an early distribution penalty tax.
Tax Consequences - Taxation of Non- Qualified Contracts
Conflicts of Interest
Investment Professional Compensation
Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Contract may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.
Other Information - Distribution of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing Contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new Contract rather than continue to own the existing contract.
The Contract - Transactions - Conversions/
6

Overview of the Contract

What is the purpose of this Contract, and what is it designed to do?
The purpose of the Contract is to help individuals who are seeking long-term, tax-deferred accumulation of funds.
The Contract can be used to supplement Your retirement income by providing accumulated funds that can be used for retirement or by providing a stream of income payments during the payout phase. It also offers death benefits to protect Your designated beneficiaries. This Contract may be appropriate if You have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Investment Options.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of ICC16-469 or IC-469 immediately followed by any combination of 3 letters and/or numbers.
How Do I Accumulate Assets in this Contract and Receive Income from the Contract?
Your Contract has two phases: 1) an accumulation (savings) phase; and 2) a payout (income) phase.
1) Accumulation (Savings) Phase
The accumulation phase is the period of time (often several years or even decades) during which You are making premium payments into Your Contract. To help You accumulate assets, You can invest Your premium payments in:
●
Portfolio Companies (mutual funds), a broad range of varying asset categories (such as lifecycle/target date, large company value, small company growth, and bond funds, among others). Each has its own investment strategies, investment advisers, expense ratios, and returns; and
●
a fixed account option, which offers a guaranteed interest rate during a selected period. The guaranteed rate is established at issue and will be re-determined every 5 years thereafter, but will never be less than the rate prescribed in the law of the state where the policy is delivered or issued for delivery. The fixed account is part of HMLIC’s general account.
A list of Portfolio Companies in which You can invest is provided in Appendix A: Portfolio Companies Available Under the Contract, located in the back of the prospectus along with the type of fund, adviser/subadviser, current expenses and performance information for each Portfolio Company.
2) Payout (Income) Phase
You can elect to annuitize Your Contract and turn Your Account Value into a stream of income payments (sometimes called Annuity Payments), at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for Your entire life, or for the longer of a fixed period or Your life. The Contract provides for fixed Annuity Payments only. We reserve the right to make available other Annuity Payment options.
Please note that if You annuitize, Your investments will be converted to income payments and You may no longer be able to choose to withdraw money at will from Your Contract. All death benefits terminate upon annuitization.
What are the Primary Features and Options that this Contract Offers?
Accessing Your money. Until You annuitize, subject to any restrictions imposed by the IRC, You can choose to withdraw Your Account Value at any time. Although if You withdraw early, You may have to pay income taxes, including a penalty tax if You are younger than age 59 ½.
Tax treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on Your investments are generally tax-deferred. You are taxed only when: (1) You make a withdrawal; (2) You receive an income payment from the Contract; or (3) upon payment of a death benefit.
Systematic Withdrawals. Before commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Death benefits. Your Contract includes a basic death benefit that will pay Your designated beneficiaries the greater of: (1) the Account Value; or (2) the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance. An adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately prior to the withdrawal and multiplying the resulting fraction by the death benefit immediately prior to the withdrawal.
7

Portfolio rebalancing and dollar cost averaging. At no additional charge, You may select portfolio rebalancing, which automatically rebalances the Investment Options You select to maintain Your chosen mix of Investment Options. Alternately, at no additional charge, You may select dollar cost averaging, which automatically transfers a specific amount of money from the fixed account to the Investment Options You have selected, at set intervals over a specific period of time.
Fees

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from the Contract, or transfer Account Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	None
Exchange Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract (not including Portfolio Company fees and expenses).
Annual Contract Expenses
Administrative Expenses (1)	$35 (2)
Base Contract Expenses (as a percentage of average Variable Account Value))	1.25%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average Account Value))	N/A
Loan Interest	8%
(1)
We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to change the annual maintenance fee for Contracts issued in the future.
(2)
For Contracts issued on and After May 1, 2019.
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	1.34%
8

Example
This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Annual Portfolio Company Expenses.
The Example assumes that You invest $100,000 in the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
$35 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,638	$8,095	$13,803	$29,248
$25 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,628	$8,066	$13,756	$29,161
Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit
If You die before the
Annuity Date and
while the Contract is in
force, pays Your
designated
beneficiaries the
greater of: (1) the
Account Value; or (2)
the Net Premium paid,
less an adjustment for
any withdrawals and a
reduction for any
outstanding loan
balance.
		Standard	None	None
Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually) to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase.
9

Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Subject to portfolio restrictions.
Systematic Withdrawals
Automatically
withdraws money
(either monthly,
quarterly, semi-
annually or annually)
from the Investment
Options You select.
The amount of the
withdrawals are
determined by the
systematic withdrawal
option You select.
		Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Buying the Contract

How Do I Purchase the Personal Retirement Planner Non-Qualified Variable Annuity Contract?
To purchase a Contract, You must complete an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation.
How Much Can I Contribute and How are My Contributions Invested?
Your premium payments will be invested in the Investment Options that You choose.
Non-Qualified Policies (Purchased using after-tax dollars)
Minimum Initial Annual Premium	$300 annually
Minimum Subsequent Annual Premiums	$300 annually
Maximum Subsequent Premiums (per Contract Year after 1st Contract Anniversary)	As permitted by IRS regulations
Maximum Total Premiums	$1,000,000 without Our prior approval
* For Non-Qualified Contracts, We reserve the right to reject any premium payments for any reason. We may also permit You to invest more than the maximum amounts listed above if You obtain Our prior approval.
After Your initial premium payment, You are not required to make any additional premium payments under Your Contract.
When Will Any Premium Payments that I Make be Credited to My Account?
Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value determined on the Valuation Date following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval. After the first Contract Year, We reserve the right to limit premium payments to a maximum of $30,000 each Contract Year.
If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract.
If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
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Allocation of Net Premiums—When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form.
Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Your premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Portfolio Company, expenses and the deduction of certain charges under the Contract.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
Making Withdrawals: Accessing the Money in Your Contract

Can I Access the Money in My Account During the Asset Accumulations (Savings) Phase?
Yes. However, withdrawal of Account Value is subject to any restrictions imposed by the IRC. If not restricted by the IRC, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin.
What is the Process to Request a Withdrawal of Money from My Contract?
You may request a surrender or a partial withdrawal by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com.
For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value. Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date following the receipt of such request in good form at Our Home Office. HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form for a partial withdrawal or surrender.
Can I Access the Money in My Account During the Annuity (Income) Phase?
You will receive payments under the Annuity Payment option You select. However, You generally may not take any other withdrawals.
Principal Risks of Investing in the Contract
Risk of Loss—The Contract involves investment risk, including the loss of the principal amount invested.
Not a Short-term Investment—The Contract is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds.
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Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Insurance Company Risks—An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts .
Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract may be treated as distributions and accelerate the taxability of investment earnings. Although tax consequences may vary depending on the payout option elected under the Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Contract to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
The Contract
Contract Owners’ Rights
The Contract will be issued as a Non-Qualified Contract.
Unless otherwise provided by law, and subject to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract. These privileges include the right during the period specified in the Contract to change the beneficiary, and to agree to a modification of the Contract terms. No designation or change in designation of a beneficiary will take effect unless We receive a written request at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form (sufficiently clear so that We do not need to exercise discretion to follow such instructions), subject to payment or other action taken by Us before Your request was received. A Contract may be assigned by giving Us written notice in good form. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.
On the Annuity Date, the Contract Owner has the right to select fixed annuity options. See the Contract for details regarding Fixed Annuity Payments.
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The Annuitant is the person named on the Contract data pages on whose life Annuity Payments are based. The Annuitant must be a living individual. If the sole Annuitant dies prior to the Annuity Date and the death benefit is not payable, the new Annuitant will be the youngest Contract Owner. You may name a new Annuitant before the Annuity Date by submitting to Us a signed request in good form. Upon receipt at Our Home Office, Your request is effective as of the date You signed it. We are not liable for any action We take before receiving Your request.
The beneficiary(ies) will be the person(s) designated by You and named as such in the application, unless later changed. The beneficiary(ies) will receive their portion of the death benefit or under certain circumstances, their portion of any remaining guaranteed Annuity Payments. It is important that you periodically review your current beneficiaries on file at HMLIC to assure your beneficiary designations reflect your current intent.
If You do not name a beneficiary or if the beneficiary named is no longer living, and your contract provides for a default beneficiary, the beneficiary(ies) will be: (1) Your spouse if living, otherwise; (2) Your children equally, if living, otherwise; (3) Your estate.
We will pay multiple beneficiaries according to the most recent written instructions we have received from You at our Home Office. If We do not have any written instructions, We will pay the death benefit or any remaining Annuity Payments in equal shares to the beneficiaries. If there is more than one beneficiary in a class and one of the beneficiaries predeceases You, We will pay the death benefit or any remaining Annuity Payments in equal shares to the surviving beneficiaries in that class, unless otherwise specified by You.
Purchasing the Contract
To purchase a Contract, You must complete an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation.
Applications are to be sent, along with Your premium payment, to Our Home Office. If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract. We deem receipt to occur on a Valuation Date if We receive a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.
If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
We generally will not issue You a Contract if the Annuitant is older than age 85 on the date the Contract would take effect. Under certain circumstances, however, We may issue Contracts above this maximum issue age.
Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.
Canceling the Contract
You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. In some states, this cancellation period may be longer. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the Variable Account Value plus, any fees or charges deducted from the portion of the premium payment(s) allocated to the Variable Account, plus any premium payments allocated to the fixed account. This amount will be reduced by any withdrawals, excluding surrender charges, if applicable, and any outstanding loan. If You live in California and do not direct Your premium to be invested in a stock or bond portfolio, You will be entitled to a refund of the premium and any policy fee paid. If You direct that the premium be invested in a stock or bond portfolio, You will be entitled to a refund of the policy's Account Value on the day the policy is received by the insurance company or agent who sold You this policy, which could be less than the premium You paid for the policy, plus any policy fee paid. We will pay the refund within 10 calendar days after We receive the Contract. Upon return of the Contract, it will be deemed void.
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Premium Payments
Amount and Frequency of Premium Payments—Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval. After Your initial premium payment, You are not required to make any additional premium payments under Your contract. After the first Contract Year, We reserve the right to limit premium payments to a maximum of $25,000 each Contract Year.
Allocation of Net Premiums—When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The Contract Owner may request a change of allocation at any time.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:
Alger Mid Cap Growth I-2
Templeton Global Bond VIP 1

On and after May 1, 2020, no new premium allocations are allowed to the following Subaccount:
Vanguard VIF Small Co Gr

On and after May 1, 2025, Participants are not allowed to begin or increase allocations to the following Subaccounts:
MFS New Discovery Fund
Accumulation Units and Accumulation Unit Value—Net Premiums allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The investment experience of the Portfolio Company(ies), expenses and the deduction of certain charges under the Contract affect accumulation unit value and/or the number of accumulation units. If Portfolio Company expenses are higher, You may not be able to purchase as many units. If Portfolio Company expenses are lower, You may be able to purchase more units. The deduction of Contract charges will reduce your number of Accumulation Units which also impacts your Account Value.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
●
the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
●
plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
●
minus the dollar amount of the M&E Fee We deduct for each day in the Valuation Period;
●
divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions;
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and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions set forth below and the market timing restrictions (see “Market Timing”). You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, at any time before the Annuity Date. We reserve the right to limit transfers from the fixed account to the Subaccounts before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the fixed account meets Your investment criteria:
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No more than 25% of the Fixed Account Value can be transferred to one or more Subaccounts during a 365 day period.
●
Any request to transfer the total Fixed Account Value to one or more Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year before the final transfer.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of a Portfolio Company for example, when a Portfolio Company is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
You may transfer value from one existing Investment Option into as many as 10 other Investment Options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less.
A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Our Home Office, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:
Alger Mid Cap Growth I-2
Templeton Global Bond VIP 1
On and after May 1, 2020, no new transfers are allowed to the following Subaccount:
Vanguard VIF Small Co Gr
On and after May 1, 2025, no new transfers are allowed to the following Subaccount:
MFS New Discovery Fund
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available
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for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a rebalancing program.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
Example: Assume an investor has $200 to invest. If the investor invests all of their money at once, they could buy 10 shares of an investment that has a current share price of $20.
Alternatively, the investor could divide the $200 into four equal investments of $50, spread out over four months and purchase $50 worth of the same investment on the first day of every month regardless of the price. While the price fluctuates over the four months, the amount of shares the $50 buys varies from month to month. With the price fluctuating, the investor ends up paying $200 over the four months for 11 shares.
On or after May 1, 2019, no new dollar cost averaging program to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing dollar cost averaging programs:
Alger Mid Cap Growth I-2
Templeton Global Bond VIP 1
On or after May 1, 2020, no new dollar cost averaging programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under existing dollar cost averaging programs:
Vanguard VIF Small Co Gr
On or after May 1, 2025, no new dollar cost averaging programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under existing dollar cost averaging programs:
MFS New Discovery Fund
Rebalancing—Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Account Value either once or on a periodic basis.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. The minimum percentage that may be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program. HMLIC also reserves the right to require a minimum Account Value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a dollar cost averaging program.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your
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Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
Example: Your target asset allocation is 70% stock funds, 25% bond funds and 5% money market funds. On day one, Your portfolio asset allocation aligns with Your target asset allocation. As time goes by, the different investments in Your portfolio will have their ups and downs. As a result, one year later, Your portfolio asset allocation is 55% stock funds, 35% bond funds and 10% money market funds. Utilizing rebalancing, You buy 15% stock funds, sell 10% bond funds and sell 5% money market funds to restore Your portfolio asset allocation to Your target asset allocation of 70% stock funds, 25% bond funds and 5% money market funds.
On or after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:
Alger Mid Cap Growth I-2
Templeton Global Bond VIP 1
On or after May 1, 2020, no new rebalancing programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under existing rebalancing programs:
Vanguard VIF Small Co Gr
On or after May 1, 2025, no new rebalancing programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under existing rebalancing programs:
MFS New Discovery Fund
Changes to Premium Allocations—A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, be accompanied by validating information, (2) include the Contract Owner’s name and Contract number, and (3) specify the new allocation percentage for the fixed account and/or for each Investment Option (in whole percentages). Allocations made to the fixed account or to one or more Investment Options must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless a later date is requested. See “Other Information—Forms Availability.”
On or after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:
Alger Mid Cap Growth I-2
Templeton Global Bond VIP 1
On or after May 1, 2020, Contract Owners are not allowed to begin or increase allocations to the following Subaccount:
Vanguard VIF Small Co Gr
On or after May 1, 2025, Contract Owners are not allowed to begin or increase allocations to the following Subaccount:
MFS New Discovery Fund
Market Timing—The Contract and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.
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If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Contract Owners and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract Owners may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Contract Owners should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Conversions/Exchanges—Some investment professionals may have a financial incentive to offer You a new Contract in place of the one You own. You should only exchange Your Contract if You determine, after comparing the features, fees and risks of both contracts, that it is better for You to purchase the new Contract rather than continue to own Your existing Contract.
Surrender or Withdrawal Before Commencement of Annuity Period—You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin. For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the Death Benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distributions. (See “Tax Consequences.”)
A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A
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Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Other Information—Forms Availability.”
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt of a request in good form at Our Home Office.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
Surrenders and withdrawals from any Subaccount are not currently subject to surrender charges. We reserve the right to add surrender charges to the Contract for contracts issued after the date of implementation.
If Your Contract data pages reflect a surrender charge of 0%, We cannot later impose a surrender charge. We reserve the right to add surrender charges for Contracts issued in the future. For additional information on surrender charges, go to “Fees and Example”.
If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
Systematic Withdrawals—Before Commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken, must be submitted to Us in writing, be in good form and must be approved by Us. Any applicable Withdrawal Charges will apply.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract. HMLIC provides the following systematic withdrawal options:
●
Interest only—Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
●
Fixed amount—Allows You to receive a specified amount in periodic payments.
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Percent of Account Value—Allows You to withdraw a percentage of Your Account Value in periodic payments.
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Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59½.
A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
Example: Under a fixed amount systematic withdrawal option, You may elect to withdraw a minimum of $100 per month for a minimum duration of 12 months.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Contract is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
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Due to the increasing prevalence of Financial Exploitation that targets senior citizens and other vulnerable adults, and in response to guidance from the SEC, We now have authority to place a temporary hold on payments from variable insurance contracts when there is a reasonable suspicion of financial exploitation of seniors or other vulnerable adults.
If We reasonably believe that Financial Exploitation has occurred, is occurring, has been attempted, or will be attempted We may delay processing withdrawals or other disbursements from Your variable insurance contract. This action will only be taken when We have credible evidence or information suggesting possible financial exploitation. We will make every effort to reach out to Your trusted contact person. We may request information regarding Your contact information or seek assistance in identifying a legal guardian or trustee to ensure Your account is protected.
When a temporary hold is imposed, We will transfer those proceeds to the money market fund. We reserve the right to defer payment of amounts from the Variable Account for up to 55 days after receipt of Your written request in good form. During this time, We will be doing internal and external investigations to either confirm or deny the financial exploitation.
We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the applicable state insurance regulator. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Deductions and Expenses
We make certain charges and deductions under the Contract. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.
Services and Benefits We Provide:
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the death benefit, and cash benefits under the Contract
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access to Investment Options, including Net Premium allocations
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administration of elective options
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the distribution of reports to Contract Owners
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Annuity Payment options
Costs and Expenses We Incur:
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costs associated with processing applications and with issuing and administering the Contract;
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overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contract; and
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other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax, and other taxes) and fees.
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Risks We Assume:
●
that the costs of providing the services and benefits under the Contracts exceed the charges We deduct
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. Any premium taxes relating to the Contract may be deducted from the premium payments or the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.
Surrender Charges —There currently are no surrender charges. If Your Contract data pages reflect a surrender charge of 0%, We cannot later impose a surrender charge. If We elect to implement surrender charges, the surrender charges shall be those reflected below which are deducted from the Account Value as a percentage of the amount surrendered, subject to modification by Us, and shall apply only to Contracts issued after the date of implementation. These surrender charges are paid to HMLIC to help offset costs incurred in issuing the Contract. A Contract Owner may surrender the Contract in whole or withdraw a portion of the Account Value for cash before Annuity Payments begin.

Contract Year	Percentage of Amount Surrendered
1	7%
2	6.5%
3	6%
4	5.5%
5	5%
Thereafter	0%
Annual Maintenance Fee—We currently will deduct an annual maintenance fee of no more than $35 from the Account Value of each Contract on the Contract Anniversary date. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of this Contract. The annual maintenance fee is deducted on a pro-rata basis from all Subaccounts and the fixed account. When the annual maintenance fee is deducted from the fixed account, it may be assessed against any amount held in the fixed account, including guaranteed interest. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. Prior to May 1, 2019, annual maintenance fee was $25.
The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract. The annual maintenance fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also shown under Fees, Annual Contract Expenses, Administrative Expenses.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the current annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The mortality risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that Our Contract fees will not be sufficient to cover Our costs of issuing and administering the Contracts. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
Operating Expenses of the Underlying Funds — The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund’s prospectus.
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Death Benefit
Death Benefit Proceeds
If a Contract Owner dies (or the sole Annuitant dies and the sole Contract Owner is not a natural person) before the Annuity Date and while the Contract is in force, We will pay a death benefit to the beneficiary designated by the Contract Owner. The death benefit ends at the Annuity Date. The death benefit is determined for each beneficiary as of the date Proof of Death is received by HMLIC from such beneficiary. Proof of Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
The beneficiary will receive the greater of:
1.
the Account Value; or
2.
the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance (An adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately prior to the withdrawal and multiplying the resulting fraction by the death benefit immediately prior to the withdrawal.)
At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation to the applicable state. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Annuity Payments
The Annuity Date may be any date prior to the Annuitant’s 100th birthday. The Contract provides for fixed Annuity Payment options. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office. In general, the amount of Your Annuity Payment will be determined by the total Account Value applied to the option, the form of payment selected, the timing of the purchase and the applicable annuity purchase rate.
The Contract Owner may elect to have a portion of the Account Value applied to purchase Annuity Payments, leaving the remainder of the Account Value in the Contract. The portion of the Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, and may affect any subsequent Annuity Payments.
We will process the request so that the Annuity Payments begin as of the date requested except the 29th, 30th or 31st of the month. We will transfer Your Variable Account Value to the fixed account on the Valuation Date Your request is received in good form at Our Home Office. Your Net Premium allocation(s) will be changed to the fixed account. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”)
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid
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entirely at the beginning of the year. If the Annuitized Value to be applied under any one Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option.
●
if an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
●
The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Contract.
Annuity Payment Options
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract. If We do not receive written election of an Annuity Payment option from You at Our Home Office before the Annuity Date, the Annuity Payment option will be Life Annuity with Payments Guaranteed for 10 Years. Annuity Payments will be paid in monthly installments.
Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years—Annuity Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.
Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the scheduled date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death Option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years, You may elect an Increase option.
Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies).
If the Annuitant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies).
After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.
Payments for a Specified Period—Annuity Payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as ten years or as long as 30 years.
Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) for the remainder of the specified period.
If the Annuitant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) for the remainder of the specified period.
Withdrawals are not allowed under this option. You may add an Increase option to this Annuity Payment option, and after the Annuity Date, You cannot change the Annuity Payment option.
Joint and Survivor Annuity—Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.
The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2∕3%, or (3) 100% of the Annuity Payments paid while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments
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cease. If the Contract Owner dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the Beneficiary(ies). After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity, You may elect an Increase option. With the Joint and 100% Survivor Annuity, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death Option.
Other Payout Options — If the Contract Owner does not wish to elect one or more of the Annuity Payment options described above, the Contract Owner may:
a.
receive the proceeds in a lump sum less any applicable surrender charges, or
b.
elect any other payout option that HMLIC makes available.
Amount of Annuity Payments
The Annuitized Value will be applied to purchase the Annuity Payment option You select.
Fixed Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each Fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Misstatement of Age or Gender (if a Gender-Specific Contract has been Issued)
If any age or gender (if a gender-specific contract has been issued) has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and gender (if a gender-specific contract has been issued). We will deduct any overpayments We have made, including interest of 5 percent per year, from future payments. We will pay any under payments, including interest of 5 percent per year, in a lump sum to the Contract Owner if living, otherwise to the beneficiary(ies).
Financial Information

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Portfolio Companies
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations (death benefits and Annuity Payments) other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. We begin crediting interest to any Net Premium received and allocated to the fixed account after the initial Net Premium, from the date We receive the Net Premium in Our Home Office. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in Your Contract. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.
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The fixed account guaranteed interest rate is determined on the Issue Date and will be redetermined at the time periods shown on the Contract data pages. For purposes of redetermining the fixed account guaranteed interest rate, We divide each calendar year into two predetermined periods, January-June and July-December. Each Contract Anniversary that allows for the redetermination of the fixed account guaranteed interest rate will fall within a predetermined six-month period. All Contracts with such Contract Anniversaries occurring in the same predetermined six-month period, will have the same fixed account guaranteed interest rate. The fixed account guaranteed interest rate for each predetermined period will be at least as great as the lesser of 3 percent and the average of the five-year Constant Maturity Treasury Rate (CMT) over the six-month period beginning 9 months prior to the beginning of the predetermined period, rounded to the nearest 1/20th of one percent, reduced by 125 basis points; but not less than the rate prescribed in the law of the state where the policy is delivered or issued for delivery.
The fixed account has not been registered with the Securities and Exchange Commission.
The Separate Account
On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a Unit Investment Trust under the 1940 Act and qualifies as a “separate account” within the meaning of the Federal securities laws. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of the Separate Account are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Contract and without regard to any other business of HMLIC. The assets of the Separate Account may not be used to pay any liabilities of HMLIC other than those arising from the Contracts. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contract. HMLIC is solely responsible for its obligations under the Contract.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Contract Owner instructions.
The Portfolio Companies
Each of the Portfolio Companies is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolio Companies by the SEC.
The Portfolio Companies are listed in Appendix A in the back of this prospectus along with the type of fund, adviser/subadviser, current expenses and performance information for each Portfolio Company. The current expenses and performance information reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/PRPNQ. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. Prospectuses for the Portfolio Companies should be read carefully in conjunction with this prospectus before investing.
The investment objectives and policies of certain Portfolio Companies are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Portfolio Companies may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Portfolio Companies will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Investment Options Selected —HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase of Your Contract.
Selection of Portfolio Companies—We select the Portfolio Companies offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Portfolio Companies periodically and may remove a Portfolio Company or limit its availability for new Net Premium and/or transfers of Account Value if We determine that the Portfolio Company no longer meets one or more of the selection criteria, and/or if the Portfolio Company has not attracted
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significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Portfolio Companies You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005, HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Portfolio Companies—We do not guarantee that each Portfolio Company will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new Portfolio Companies or classes of Portfolio Companies, close existing Portfolio Companies or classes of Portfolio Companies, or substitute shares of a different Portfolio Company for Portfolio Company shares that are held by an Investment Option. New or substitute Portfolio Companies may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in an Investment Option without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Portfolio Companies, remove existing Portfolio Companies, or combine Portfolio Companies. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
The number of votes that a Contract Owner may vote will be calculated separately for each Underlying Fund. The number will be determined by applying the Contract Owner’s percentage interest, if any, in a particular Underlying Fund to the total number of votes attributable to that Underlying Fund.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.
Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.
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Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Diversification Requirements—The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment earnings under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.
Contract Owner Control—In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts because of their ability to direct their investments to particular subaccounts of a Separate Account. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Variable Account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer amounts among the subaccounts of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Deductibility of Premium Payments—Premium payments made to Non-Qualified Contracts are not deductible from current taxable income.
Pre-Distribution Taxation of Contracts—Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract may be treated as distributions and accelerate the taxability of investment earnings.
Annuity Payments—Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Death Benefits—Amounts may be distributed from a Contract because of the death of any Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under a payout option, they are taxed in the same manner as Annuity Payments.
Non-Natural Person—If a non-natural person (e.g., a corporation or a trust) owns a Contract, investment earnings are generally not deferred until distributed but subject to tax each year. There are exceptions to this rule, and if you are considering purchasing a Contract on behalf of a corporation, trust, or other entity that is not a natural person, You should discuss the tax consequences with a competent tax advisor.
Contract Transactions—A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.
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Withholding—Federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law — The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Non-Qualified Contracts
Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The taxable amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the Contract is generally the total of all premium payments and represents the portion of the Contract already taxed. For Non-qualified Contracts, the amount of any premium bonus is not included in the investment in the Contract. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.
Withdrawals—If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.
In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.
Annuity Payments—For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the Contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the Contract, is determined by the ratio of the total amount of the investment in the Contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the Contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.
Partial Annuitization—If a portion of the Account Value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the Contract and a separate Annuity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. Annuity Payments under a partial annuitization will be subject to income tax as discussed in the previous paragraph.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Non-Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income.
Certain payments may be exempt from the penalty tax, such as payments made:
1)
after age 59½,
2)
as the result of death or disability,
3)
under an immediate annuity contract, and
4)
that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and another person.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
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Required Distributions Upon Death of any Contract Owner—The beneficiary of a Non-Qualified Contract is generally required to take distributions upon the death of any Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. If the beneficiary is not a natural person, such as a trust or estate, the exceptions will not apply and the entire interest in the Contract must be distributed within five years after the date of the Contract Owner’s death.
Multiple Contracts—All Non-Qualified Contracts that are issued by Us (or Our affiliates) after October 21, 1988 to the same Contract Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.
Exchanges—Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.
Net Investment Income Tax—A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment income includes interest, dividend, and annuity income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married taxpayers filing jointly and $125,000 for married taxpayers filing separately.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Unclaimed Property
The balance in your Contract is subject to state unclaimed property laws which generally provide that if no activity occurs in your Contract, or after a death claim, within a specified time period the balance in Your Contract must be paid to the unclaimed property office of the appropriate state. The Internal Revenue Service has provided guidance the payment to the state is subject to federal income tax withholding and reportable as a distribution to the Contract Owner.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.
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We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Financial statements—
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800 999-1030 (toll-free).
Distribution of the Contract —The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, Horace Mann Investors, Inc (“HM Investors”), principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because HMLIC may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence Your investment professional to recommend this Contract over another investment. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 0.50% to 0.60% annually of the average assets under management. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.
Association Relationships —HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association to provide various services that are aimed at familiarizing the association’s members with the Horace Mann brand, products or services, including but not limited to the following:
●
Providing HMLIC or an affiliate with access to association members;
●
Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
●
Allowing HMLIC or an affiliate to sponsor and/or attend association meetings, conferences, or conventions; and
●
Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.
Modification of the Contract —The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by
HMLIC may modify the terms of the Contract. HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the 1940 Act, the option to direct their Net Premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the SEC and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.
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Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to the Contract and these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.
Communications to Contract Owners —To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.
Contract Owner Inquiries —A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability —Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA —Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the Portfolio Company prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of Your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
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Appendix A: Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/PRPNQ. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Income Portfolio Initial Class / Fidelity Management and Research Co.	0.37%	4.45%	2.51%	3.45%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2020 Initial Class / Fidelity Management and Research Co.	0.46%	7.71%	5.15%	6.02%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2025 Initial Class / Fidelity Management and Research Co.	0.48%	8.47%	5.77%	6.54%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2030 Initial Class / Fidelity Management and Research Co.	0.51%	9.41%	6.50%	7.30%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2035 Initial Class / Fidelity Management and Research Co.	0.55%	11.03%	7.84%	8.28%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2040 Initial Class / Fidelity Management and Research Co.	0.59%	13.10%	9.10%	8.95%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2045 Initial Class / Fidelity Management and Research Co.	0.61%	13.84%	9.33%	9.07%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2050 Initial Class / Fidelity Management and Research Co.	0.61%	13.83%	9.34%	9.06%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2055 Initial Class / Fidelity Management and Research Co.	0.61%	13.80%	9.32%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom Portfolio 2060 Initial Class / Fidelity Management and Research Co.	0.61%	13.89%	9.35%
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Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
Large Value	American Funds IS® Washington Mutual Investors 1 / Capital Research and Management CompanySM.	0.25%	19.40%	12.47%	10.54%
Large Blend	Vanguard® VIF Equity Index / The Vanguard Group, Inc.	0.14%	24.84%	14.36%	12.95%
Large Growth	Putnam VT Sustainable Leaders IA / (Advisor) Putnam Investment Management, LLC. / (Subadvisers) Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.63%	23.33%	14.00%	13.78%
Large Growth	T Rowe Price Blue Chip Growth Port / T. Rowe Price Associates, Inc.	0.74%	35.51%	14.46%	14.77%
Mid Value	MFS VIT III Mid Cap Value Portfolio Initial Class / Massachusetts Financial Services Company	0.79%	13.75%	9.74%	9.05%
Mid Blend	Vanguard® VIF Mid Cap Index / The Vanguard Group, Inc.	0.17%	15.08%	9.70%	9.41%
Mid Growth	Alger Mid Cap Growth I-2(1) / Fred Alger Management LLC.	0.94%	21.07%	10.34%	9.79%
Mid Growth	Janus Henderson Enterprise Portfolio Instl / Janus Capital Management LLC.	0.72%	15.61%	9.88%	12.40%
Small Value	Dimensional VA US Targeted Value / Dimensional Fund Advisors LP	0.28%	8.14%	12.55%	9.46%
Small Blend	MFS VIT III Blended Research Small Cap Equity Initial Class / Massachusetts Financial Services Company	0.57%	4.95%	6.20%	8.03%
Small Growth	MFS VIT New Discovery Series Initial Class(3) / Massachusetts Financial Services Company	0.87%	6.72%	4.96%	9.19%
Small Growth	Neuberger Berman Genesis Fund Advisor Class / Neuberger Berman Investment Advisers, LLC	1.34%	15.48%	12.15%	8.46%
Small Growth	Vanguard® VIF Small Co Gr(2) / The The Vanguard Group, Inc.	0.29%	11.38%	6.96%	8.66%
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Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-year	5-year	10-year
International Stock - Developed Markets	American Funds IS International Growth and Income 1 / Capital Research and Management CompanySM	0.56%	3.64%	2.79%	4.25%
International Stock - Developed Markets	Vanguard® VIF International / The The Vanguard Group, Inc.	0.33%	9.01%	6.27%	8.40%
International Stock - Emerging Markets	American Funds IS® New World 1 / Capital Research and ManagementSM.	0.57%	6.86%	4.80%	6.49%
Real Estate	Vanguard® VIF Real Estate Index Portfolio / The The Vanguard Group, Inc.	0.26%	4.74%	2.84%	4.99%
Technology	Janus Henderson Global Technology and Innovation Fund Class I / Janus Capital Management LLC.	0.73%	32.10%	18.09%	19.34%
Intermediate-Term Bond	American Funds IS US Government Securities 1 / Capital Research and Management CompanySM	0.25%	0.99%	0.39%	1.36%
Intermediate-Term Bond	Vanguard® VIF Total Bond Mkt Idx / The The Vanguard Group, Inc.	0.14%	1.24%	-0.39%	1.25%
Global Bond	Templeton Global Bond VIP 1(1) / Franklin Advisers, Inc.	0.50%	-11.13%	-4.60%	-1.79%
Global Bond	Vanguard® VIF Global Bond Index / The Vanguard Group, Inc.	0.13%	2.03%	-0.23%
High Yield Bond	BlackRock High Yield V.I. Class I / BlackRock Advisors, LLC.	0.54%	8.26%	4.42%	5.00%
Short-Term Bond	Vanguard® VIF Short-Term Investment Grade Bond / The Vanguard Group, Inc.	0.14%	4.89%	1.97%	2.24%
Balanced	Calvert VP SRI Balanced I / Calvert Research and Management.	0.64%	19.61%	9.41%	8.41%
Money Market	Goldman Sachs VIT Government Money Market Fund / Goldman Sachs Asset Management, L.P	0.18%	5.16%	2.42%	1.70%

*
These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/PRPNQ
(1)
On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Companies. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Companies, they may continue the program(s), but may not begin or increase allocations.
(2)
On and after May 1, 2020, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Subaccounts, they may continue the program(s), but may not begin or increase allocations.
(3)
On and after May 1, 2025, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Subaccounts, they may continue the program(s), but may not begin or increase allocations.
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Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2025. The financial statements of HMLIC and of the Separate Account are contained in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information, request other information about the Contract and make investor inquiries by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).
Reports and other information about HMLIC and the Separate Account are available on the Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
1-800-999-1030
EDGAR Contract Identifier C000182314
IA-017068 (5/25)

May 1, 2025
STATEMENT OF ADDITIONAL INFORMATION
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
HORACE MANN LIFE INSURANCE COMPANY
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses for the Horace Mann Personal Retirement Planner Qualified and Non-qualified Flexible Premium Deferred Variable Annuity Contract (“Contracts”), dated May 1, 2025. Copies of the prospectuses for the Contracts may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectuses for the Contracts set forth information that a prospective investor should know before investing in a Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectuses for the Contract.
May 1, 2025

General Information and History
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC established the Separate Account under Illinois law on October 9, 1965. HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, which engages in the business of insurance. HMLIC is an indirect, wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.
Underwriter
HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Contract to its registered representatives and to other selling firms for their sales of the Contract. The amount of the commissions was $8,604,755, $7,319,821 and $7,100,627 at December 31, 2024, 2023 and 2022.
Non-Principal Risks
There are no non-principal risks at this time.
Separate Account Pricing Agreement
Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania; Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records. For these services HMLIC paid State Street $404,905.84, $420,190.38, and $424,409.00 in 2022, 2023 and 2024.
Independent Registered Public Accounting Firm
The statement of net assets of each of the sub-accounts comprising the Horace Mann Life Insurance Company Separate Account as of December 31, 2024, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, and the related statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2024 and 2023, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes and schedules I, III, and IV, included herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon included herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 191 West Nationwide Blvd., Columbus, Ohio 43215.
The audit report covering the December 31, 2024 financial statements of Horace Mann Life Insurance Company contains an explanatory paragraph that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance.
3

Financial Statements
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

KPMG LLP
Suite 500
191 West Nationwide Blvd.
Columbus, OH 43215-2568
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of Horace Mann Life Insurance Company Separate Account:
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Separate Account (the Separate Account) as of December 31, 2024, the related statement of operations for the year or period then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) including the financial highlights in Note 6 for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2024, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the Separate Account's auditor since 1989.
Columbus, Ohio
April 3, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix
Statements of net assets as of December 31, 2024, the related statements of operations for the year then ended, and the statements of contract owner’s equity for each of the years in the two -year period then ended.
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1
AMERICAN FUNDS IS GROWTH FUND CLASS 4
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4
BLACKROCK HIGH YIELD V.I. FUND CLASS I
BLACKROCK HIGH YIELD V.I. FUND CLASS III
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
CALVERT VP SRI BALANCED PORTFOLIO CLASS I
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
DFA VA U.S. TARGETED VALUE PORTFOLIO
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES
JPMORGAN SMALL CAP VALUE FUND CLASS A
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS
MFS VIT II INTERNATIONAL GROWTH SC
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS
MFS VIT MID CAP VALUE PORTFOLIO SC
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS

PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
TEMPLETON GLOBAL BOND VIP FUND CLASS 1
TEMPLETON GLOBAL BOND VIP FUND CLASS 4
VANGUARD 500 INDEX FUND ADMIRAL SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES
VANGUARD MID-CAP GROWTH INDEX FUND
VANGUARD REIT INDEX FUND ADMIRAL SHARES
VANGUARD SELECTED VALUE FUND INVESTOR SHARES
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
VANGUARD TARGET RETIREMENT 2020 FUND
VANGUARD TARGET RETIREMENT 2025 FUND
VANGUARD TARGET RETIREMENT 2030 FUND
VANGUARD TARGET RETIREMENT 2035 FUND
VANGUARD TARGET RETIREMENT 2040 FUND
VANGUARD TARGET RETIREMENT 2045 FUND
VANGUARD TARGET RETIREMENT 2050 FUND
VANGUARD TARGET RETIREMENT 2055 FUND
VANGUARD TARGET RETIREMENT 2060 FUND
VANGUARD TARGET RETIREMENT INCOME FUND
VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD VIF EQUITY INDEX PORTFOLIO
VANGUARD VIF GLOBAL BOND INDEX
VANGUARD VIF INTERNATIONAL PORTFOLIO
VANGUARD VIF MID-CAP INDEX PORTFOLIO
VANGUARD VIF REIT INDEX PORTFOLIO
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
WILSHIRE VIT GLOBAL ALLOCATION FUND

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
ASSETS
Investments at market value	$234,477	$36,958,287	$4,736,245	$66,213,915	$4,867,291	$10,921,603	$937,688	$16,224,926
TOTAL ASSETS	$234,477	$36,958,287	$4,736,245	$66,213,915	$4,867,291	$10,921,603	$937,688	$16,224,926
NET ASSETS
Active Contracts	$234,477	$36,760,449	$4,736,245	$66,213,915	$4,867,291	$10,921,603	$937,688	$16,224,926
Payout Contracts	$–	$197,838	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$234,477	$36,958,287	$4,736,245	$66,213,915	$4,867,291	$10,921,603	$937,688	$16,224,926
INVESTMENTS
Cost of investments	$244,634	$39,506,933	$5,034,572	$49,924,774	$5,110,564	$10,678,765	$993,226	$15,244,411
Unrealized appreciation (depreciation) on investments	$(10,157)	$(2,548,646)	$(298,327)	$16,289,142	$(243,273)	$242,838	$(55,537)	$980,515
Number of shares in underlying mutual funds	11,494	1,529,097	493,873	541,052	477,654	854,586	35,159	621,645
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	39,090	–	21,893	–	95,100	–	42,102
M&E Rate .0125	5,117	488,442	398,815	171,978	247,177	471,846	28,557	403,392
M&E Rate .0145	–	533	–	466	–	2,217	–	1,692
M&E Rate .0155	–	1,807	–	551	–	282	–	1,521
M&E Rate .0165	–	2,991	–	1,657	–	1,434	–	2,365
Retired Payout	–	8,185	–	–	–	–	–	–
Total Units	5,117	541,048	398,815	196,545	247,177	570,879	28,557	451,073
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$72.84	$–	$346.95	$–	$19.65	$–	$37.06
M&E Rate .0125	$45.82	$68.72	$11.88	$335.82	$19.69	$19.03	$32.84	$35.87
M&E Rate .0145	$–	$67.00	$–	$327.94	$–	$18.43	$–	$35.35
M&E Rate .0155	$–	$65.76	$–	$324.35	$–	$18.05	$–	$34.61
M&E Rate .0165	$–	$64.64	$–	$321.31	$–	$18.19	$–	$34.30
Retired Payout	$–	$24.17	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
ASSETS
Investments at market value	$4,874,954	$34,511,565	$1,853,437	$1,968,744	$153,288,008	$290,314,394	$15,294,022	$2,164,370
TOTAL ASSETS	$4,874,954	$34,511,565	$1,853,437	$1,968,744	$153,288,008	$290,314,394	$15,294,022	$2,164,370
NET ASSETS
Active Contracts	$4,874,954	$34,511,565	$1,853,437	$1,968,744	$153,148,061	$290,314,394	$15,294,022	$2,164,370
Payout Contracts	$–	$–	$–	$–	$139,947	$–	$–	$–
TOTAL NET ASSETS	$4,874,954	$34,511,565	$1,853,437	$1,968,744	$153,288,008	$290,314,394	$15,294,022	$2,164,370
INVESTMENTS
Cost of investments	$4,247,206	$28,383,762	$1,904,812	$1,981,388	$134,283,433	$245,112,061	$13,624,193	$2,485,624
Unrealized appreciation (depreciation) on investments	$627,749	$6,127,802	$(51,375)	$(12,643)	$19,004,575	$45,202,333	$1,669,829	$(321,255)
Number of shares in underlying mutual funds	289,143	2,112,091	268,225	285,325	7,905,519	2,270,032	5,581,760	78,164
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	148,198	–	35,177	138,669	49,427	–	6,597
M&E Rate .0125	168,460	842,406	193,077	172,333	2,850,862	1,221,192	4,332,605	49,070
M&E Rate .0145	–	2,242	–	78	5,306	1,935	–	32
M&E Rate .0155	–	2,118	–	22	3,364	1,983	–	1,111
M&E Rate .0165	–	7,567	–	448	4,699	3,326	–	2,065
Retired Payout	–	–	–	–	7,217	–	–	–
Total Units	168,460	1,002,530	193,077	208,057	3,010,117	1,277,863	4,332,605	58,875
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$35.40	$–	$9.70	$53.35	$237.74	$–	$37.39
M&E Rate .0125	$28.94	$34.27	$9.65	$9.48	$50.90	$226.81	$3.53	$36.72
M&E Rate .0145	$–	$33.40	$–	$9.20	$48.93	$224.62	$–	$36.61
M&E Rate .0155	$–	$33.02	$–	$9.03	$48.24	$219.09	$–	$36.11
M&E Rate .0165	$–	$32.80	$–	$8.98	$47.47	$213.74	$–	$36.18
Retired Payout	$–	$–	$–	$–	$19.39	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
ASSETS
Investments at market value	$933,565	$1,656,211	$964,369	$1,155,396	$14,364,087	$1,939,609	$1,685,207	$33,733,851
TOTAL ASSETS	$933,565	$1,656,211	$964,369	$1,155,396	$14,364,087	$1,939,609	$1,685,207	$33,733,851
NET ASSETS
Active Contracts	$933,565	$1,656,211	$964,369	$1,155,396	$14,364,087	$1,939,609	$1,685,207	$33,733,851
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$933,565	$1,656,211	$964,369	$1,155,396	$14,364,087	$1,939,609	$1,685,207	$33,733,851
INVESTMENTS
Cost of investments	$875,521	$1,790,382	$1,081,533	$1,111,714	$14,035,452	$1,882,228	$1,658,994	$30,027,436
Unrealized appreciation (depreciation) on investments	$58,045	$(134,171)	$(117,164)	$43,682	$328,635	$57,381	$26,213	$3,706,416
Number of shares in underlying mutual funds	41,363	145,409	75,935	72,167	906,252	118,341	60,402	1,222,241
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	15,647	–	–	66,350	–	–	57,208
M&E Rate .0125	25,966	74,667	50,856	56,335	599,120	90,555	47,063	837,138
M&E Rate .0145	–	8	–	–	1,203	–	–	4,576
M&E Rate .0155	–	8	–	–	716	–	–	193
M&E Rate .0165	–	8	–	–	5,425	–	–	5,547
Retired Payout	–	–	–	–	–	–	–	–
Total Units	25,966	90,337	50,856	56,335	672,815	90,555	47,063	904,662
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$18.80	$–	$–	$21.93	$–	$–	$38.29
M&E Rate .0125	$35.95	$18.24	$18.96	$20.51	$21.29	$21.42	$35.81	$37.23
M&E Rate .0145	$–	$18.15	$–	$–	$20.87	$–	$–	$36.69
M&E Rate .0155	$–	$17.36	$–	$–	$20.73	$–	$–	$36.25
M&E Rate .0165	$–	$17.57	$–	$–	$20.47	$–	$–	$35.86
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
ASSETS
Investments at market value	$699,264	$1,130,779	$26,782,971	$280,649	$157,670	$1,013,060	$11,687	$545,800
TOTAL ASSETS	$699,264	$1,130,779	$26,782,971	$280,649	$157,670	$1,013,060	$11,687	$545,800
NET ASSETS
Active Contracts	$699,264	$1,130,779	$26,782,971	$280,649	$157,670	$1,013,060	$11,687	$545,800
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$699,264	$1,130,779	$26,782,971	$280,649	$157,670	$1,013,060	$11,687	$545,800
INVESTMENTS
Cost of investments	$635,329	$1,026,837	$22,573,256	$232,779	$135,366	$1,010,953	$11,278	$559,887
Unrealized appreciation (depreciation) on investments	$63,935	$103,941	$4,209,715	$47,870	$22,303	$2,108	$408	$(14,087)
Number of shares in underlying mutual funds	25,614	40,661	972,512	11,186	72,310	11,214	842	39,695
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	36,641	–	13	142	–	145
M&E Rate .0125	19,317	31,192	665,590	8,549	9,739	54,346	721	34,093
M&E Rate .0145	–	–	53	–	13	8,981	–	13
M&E Rate .0155	–	–	5	–	13	17	–	17
M&E Rate .0165	–	–	2,195	–	13	13	–	13
Retired Payout	–	–	–	–	–	–	–	–
Total Units	19,317	31,192	704,484	8,549	9,789	63,499	721	34,280
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$39.11	$–	$16.66	$16.31	$–	$16.35
M&E Rate .0125	$36.20	$36.25	$37.96	$32.83	$16.11	$15.99	$16.21	$15.92
M&E Rate .0145	$–	$–	$37.82	$–	$15.72	$15.71	$–	$15.47
M&E Rate .0155	$–	$–	$36.58	$–	$15.68	$15.49	$–	$15.45
M&E Rate .0165	$–	$–	$36.58	$–	$15.65	$15.46	$–	$15.41
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
ASSETS
Investments at market value	$1,517,076	$3,930,773	$11,667,915	$48,001,126	$44,950,535	$31,697,043	$737,195,316	$4,390,498
TOTAL ASSETS	$1,517,076	$3,930,773	$11,667,915	$48,001,126	$44,950,535	$31,697,043	$737,195,316	$4,390,498
NET ASSETS
Active Contracts	$1,517,076	$3,930,773	$11,667,915	$48,001,126	$44,950,535	$31,697,043	$737,052,309	$4,390,498
Payout Contracts	$–	$–	$–	$–	$–	$–	$143,006	$–
TOTAL NET ASSETS	$1,517,076	$3,930,773	$11,667,915	$48,001,126	$44,950,535	$31,697,043	$737,195,315	$4,390,498
INVESTMENTS
Cost of investments	$1,589,783	$4,051,607	$11,560,627	$47,350,657	$41,847,779	$28,878,627	$331,694,626	$4,453,895
Unrealized appreciation (depreciation) on investments	$(72,707)	$(120,834)	$107,287	$650,470	$3,102,756	$2,818,416	$405,500,689	$(63,397)
Number of shares in underlying mutual funds	137,541	370,478	973,949	4,628,845	3,407,925	2,368,987	1,313,535	399,863
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	217	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	97,707	92,647	181,484	204,186	52,445	41,410	–
M&E Rate .0125	113,480	190,386	505,408	2,357,173	1,816,118	1,266,959	979,075	353,911
M&E Rate .0145	–	23	6,706	18,714	1,541	568	2,372	–
M&E Rate .0155	–	23	5,774	5,294	1,021	214	1,590	–
M&E Rate .0165	–	23	19,102	13,023	37,827	7,002	3,204	–
Retired Payout	–	–	–	–	–	–	255	–
Total Units	113,480	288,162	629,638	2,575,689	2,060,693	1,327,188	1,028,123	353,911
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$667.64	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$13.90	$19.04	$19.16	$22.41	$24.56	$745.94	$–
M&E Rate .0125	$13.37	$13.51	$18.47	$18.60	$21.76	$23.86	$716.21	$12.41
M&E Rate .0145	$–	$13.41	$17.99	$18.26	$21.37	$23.58	$683.12	$–
M&E Rate .0155	$–	$13.30	$18.10	$18.23	$21.33	$23.38	$675.06	$–
M&E Rate .0165	$–	$13.31	$17.94	$17.98	$21.02	$23.19	$656.62	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$561.23	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS
ASSETS
Investments at market value	$34,784,330	$67,071,543	$19,662,120	$32,203,969	$619,452	$4,122,886	$7,749,817	$59,460,295
TOTAL ASSETS	$34,784,330	$67,071,543	$19,662,120	$32,203,969	$619,452	$4,122,886	$7,749,817	$59,460,295
NET ASSETS
Active Contracts	$34,764,773	$66,929,468	$19,662,120	$32,203,969	$619,452	$4,122,886	$7,749,817	$59,460,295
Payout Contracts	$19,558	$142,075	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$34,784,331	$67,071,543	$19,662,120	$32,203,969	$619,452	$4,122,886	$7,749,817	$59,460,295
INVESTMENTS
Cost of investments	$40,289,391	$53,874,385	$20,579,679	$32,203,969	$580,584	$4,376,982	$8,617,822	$42,748,487
Unrealized appreciation (depreciation) on investments	$(5,505,061)	$13,197,158	$(917,559)	$–	$38,868	$(254,096)	$(868,005)	$16,711,808
Number of shares in underlying mutual funds	3,275,363	2,666,860	1,138,513	32,203,969	7,359	166,851	265,132	1,336,427
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	168,242	69,290	66,789	3,929,416	–	11,843	13,551	26,629
M&E Rate .0125	1,368,187	1,503,781	720,089	26,179,838	4,576	81,584	129,292	691,630
M&E Rate .0145	11,233	5,408	2,757	50,943	–	51	201	683
M&E Rate .0155	1,591	3,594	2,400	29,709	–	396	230	2,823
M&E Rate .0165	13,230	6,727	4,640	68,041	–	77	3,582	1,521
Retired Payout	1,842	5,649	–	–	–	–	–	–
Total Units	1,564,325	1,594,449	796,675	30,257,946	4,576	93,952	146,856	723,287
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$23.76	$45.20	$25.35	$1.09	$–	$45.03	$54.56	$85.97
M&E Rate .0125	$22.18	$42.05	$24.63	$1.06	$135.36	$43.72	$52.66	$82.08
M&E Rate .0145	$16.55	$36.29	$23.93	$1.08	$–	$42.96	$51.60	$81.08
M&E Rate .0155	$16.24	$35.64	$23.94	$1.07	$–	$42.63	$50.89	$80.14
M&E Rate .0165	$15.94	$34.94	$23.76	$1.07	$–	$42.14	$50.27	$79.19
Retired Payout	$10.62	$25.15	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
ASSETS
Investments at market value	$1,064,528	$3,194,499	$593,850	$6,429,041	$3,628,741	$10,565,007	$4,649,557	$3,802,269
TOTAL ASSETS	$1,064,528	$3,194,499	$593,850	$6,429,041	$3,628,741	$10,565,007	$4,649,557	$3,802,269
NET ASSETS
Active Contracts	$1,064,528	$3,194,499	$593,850	$6,429,041	$3,628,741	$10,565,007	$4,649,557	$3,802,269
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$1,064,528	$3,194,499	$593,850	$6,429,041	$3,628,741	$10,565,007	$4,649,557	$3,802,269
INVESTMENTS
Cost of investments	$1,088,435	$3,021,403	$561,342	$5,478,235	$3,602,979	$8,845,785	$3,533,112	$4,649,329
Unrealized appreciation (depreciation) on investments	$(23,906)	$173,096	$32,508	$950,806	$25,763	$1,719,222	$1,116,445	$(847,060)
Number of shares in underlying mutual funds	103,152	205,831	56,076	616,990	262,762	209,167	77,377	112,095
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	17,786	–	37,113	–	–	–	–
M&E Rate .0125	47,353	140,112	37,494	279,898	148,767	147,408	62,307	107,769
M&E Rate .0145	–	1,658	–	10	–	–	–	–
M&E Rate .0155	–	433	–	1,267	–	–	–	–
M&E Rate .0165	–	170	–	1,372	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	47,353	160,158	37,494	319,660	148,767	147,408	62,307	107,769
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$20.27	$–	$20.64	$–	$–	$–	$–
M&E Rate .0125	$22.48	$19.91	$15.84	$20.05	$24.39	$71.67	$74.62	$35.28
M&E Rate .0145	$–	$19.96	$–	$19.18	$–	$–	$–	$–
M&E Rate .0155	$–	$19.60	$–	$19.49	$–	$–	$–	$–
M&E Rate .0165	$–	$19.50	$–	$19.37	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
ASSETS
Investments at market value	$30,854,817	$1,999,036	$53,958,382	$1,209,782	$15,244,026	$3,756,918	$4,293,155	$5,543,150
TOTAL ASSETS	$30,854,817	$1,999,036	$53,958,382	$1,209,782	$15,244,026	$3,756,918	$4,293,155	$5,543,150
NET ASSETS
Active Contracts	$30,854,817	$1,999,036	$53,958,382	$1,209,782	$15,244,026	$3,756,918	$4,293,155	$5,543,150
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$30,854,817	$1,999,036	$53,958,382	$1,209,782	$15,244,026	$3,756,918	$4,293,155	$5,543,150
INVESTMENTS
Cost of investments	$29,922,378	$2,147,294	$44,732,000	$1,470,113	$17,348,085	$4,396,666	$4,038,466	$5,579,490
Unrealized appreciation (depreciation) on investments	$932,439	$(148,258)	$9,226,381	$(260,330)	$(2,104,059)	$(639,748)	$254,690	$(36,341)
Number of shares in underlying mutual funds	890,728	117,868	511,648	178,171	273,141	477,979	342,357	105,004
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	536,893	88,859	347,756	167,017	149,616	412,802	316,467	74,736
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	536,893	88,859	347,756	167,017	149,616	412,802	316,467	74,736
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$57.47	$22.50	$155.16	$7.24	$101.89	$9.10	$13.57	$74.17
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND
ASSETS
Investments at market value	$4,056,384	$152,865	$3,057,128	$230,636,507	$23,807,123	$8,437,275	$39,508,262	$17,150,736
TOTAL ASSETS	$4,056,384	$152,865	$3,057,128	$230,636,507	$23,807,123	$8,437,275	$39,508,262	$17,150,736
NET ASSETS
Active Contracts	$4,056,384	$152,865	$3,057,128	$230,636,507	$23,807,123	$8,437,275	$39,508,262	$17,150,736
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$4,056,384	$152,865	$3,057,128	$230,636,507	$23,807,123	$8,437,275	$39,508,262	$17,150,736
INVESTMENTS
Cost of investments	$4,305,129	$179,026	$3,849,213	$153,293,281	$22,208,394	$8,282,383	$30,253,358	$17,149,168
Unrealized appreciation (depreciation) on investments	$(248,745)	$(26,161)	$(792,085)	$77,343,226	$1,598,729	$154,891	$9,254,905	$1,568
Number of shares in underlying mutual funds	362,825	12,675	262,866	424,933	1,549,943	229,461	274,211	17,150,736
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	28,560	–	–	–	–	–
M&E Rate .0125	287,283	11,812	154,048	410,441	1,344,763	199,737	272,905	15,997,646
M&E Rate .0145	–	–	1,214	–	–	–	–	–
M&E Rate .0155	–	–	4,075	–	–	–	–	–
M&E Rate .0165	–	–	3,394	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	287,283	11,812	191,290	410,441	1,344,763	199,737	272,905	15,997,646
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$16.65	$–	$–	$–	$–	$–
M&E Rate .0125	$14.12	$12.94	$15.91	$561.92	$17.70	$42.24	$144.77	$1.07
M&E Rate .0145	$–	$–	$15.43	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$15.18	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$14.99	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND
ASSETS
Investments at market value	$18,392,125	$15,642,964	$10,995,578	$14,656,070	$39,516,082	$8,660,630	$28,718,340	$53,118,797
TOTAL ASSETS	$18,392,125	$15,642,964	$10,995,578	$14,656,070	$39,516,082	$8,660,630	$28,718,340	$53,118,797
NET ASSETS
Active Contracts	$18,392,125	$15,642,964	$10,995,578	$14,656,070	$39,516,082	$8,660,630	$28,718,340	$53,118,797
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$18,392,125	$15,642,964	$10,995,578	$14,656,070	$39,516,082	$8,660,630	$28,718,340	$53,118,797
INVESTMENTS
Cost of investments	$18,891,687	$15,579,343	$10,768,785	$14,968,258	$31,263,564	$10,015,952	$29,931,464	$52,198,734
Unrealized appreciation (depreciation) on investments	$(499,562)	$63,622	$226,793	$(312,188)	$8,252,518	$(1,355,322)	$(1,213,124)	$920,063
Number of shares in underlying mutual funds	3,393,381	581,091	87,052	541,614	343,141	327,063	1,536,562	1,402,291
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	2,481,104	329,243	70,713	268,090	337,067	207,996	1,115,215	1,093,801
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	2,481,104	329,243	70,713	268,090	337,067	207,996	1,115,215	1,093,801
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$7.41	$47.51	$155.50	$54.67	$117.24	$41.64	$25.75	$48.56
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND
ASSETS
Investments at market value	$55,243,091	$54,998,671	$42,603,480	$46,961,042	$8,800,472	$10,002,930	$13,808,398	$25,674,824
TOTAL ASSETS	$55,243,091	$54,998,671	$42,603,480	$46,961,042	$8,800,472	$10,002,930	$13,808,398	$25,674,824
NET ASSETS
Active Contracts	$55,243,091	$54,998,671	$42,603,480	$46,961,042	$8,800,472	$10,002,930	$13,808,398	$25,674,824
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$55,243,091	$54,998,671	$42,603,480	$46,961,042	$8,800,472	$10,002,930	$13,808,398	$25,674,824
INVESTMENTS
Cost of investments	$52,846,284	$51,897,565	$37,748,398	$40,699,786	$7,813,739	$8,861,905	$14,121,439	$28,371,545
Unrealized appreciation (depreciation) on investments	$2,396,807	$3,101,106	$4,855,083	$6,261,256	$986,733	$1,141,024	$(313,041)	$(2,696,721)
Number of shares in underlying mutual funds	2,303,715	1,272,528	1,435,911	942,236	158,253	195,179	1,054,076	2,708,315
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	1,775,440	984,964	1,168,242	789,345	140,103	180,289	829,489	2,416,169
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	1,775,440	984,964	1,168,242	789,345	140,103	180,289	829,489	2,416,169
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$31.12	$55.84	$36.47	$59.49	$62.81	$55.48	$16.65	$10.63
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
ASSETS
Investments at market value	$14,892,965	$4,864,047	$1,682,889	$4,660,524	$1,232,592	$2,675,851	$989,460	$3,374,811
TOTAL ASSETS	$14,892,965	$4,864,047	$1,682,889	$4,660,524	$1,232,592	$2,675,851	$989,460	$3,374,811
NET ASSETS
Active Contracts	$14,892,965	$4,864,047	$1,682,889	$4,660,524	$1,232,592	$2,675,851	$989,460	$3,374,811
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$14,892,965	$4,864,047	$1,682,889	$4,660,524	$1,232,592	$2,675,851	$989,460	$3,374,811
INVESTMENTS
Cost of investments	$11,930,352	$5,093,003	$1,885,553	$4,257,705	$1,284,276	$2,604,417	$905,562	$3,596,151
Unrealized appreciation (depreciation) on investments	$2,962,613	$(228,956)	$(202,665)	$402,818	$(51,684)	$71,434	$83,898	$(221,340)
Number of shares in underlying mutual funds	206,445	264,207	65,738	173,641	104,991	256,800	50,716	322,640
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	6,367	–	–	–	–	–	–
M&E Rate .0125	162,154	237,476	43,566	114,575	73,575	243,939	26,569	294,034
M&E Rate .0145	–	1,041	–	–	–	–	–	–
M&E Rate .0155	–	1,513	–	–	–	–	–	–
M&E Rate .0165	–	183	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	162,154	246,581	43,566	114,575	73,575	243,939	26,569	294,034
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$20.07	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$91.84	$19.72	$38.63	$40.68	$16.75	$10.97	$37.24	$11.48
M&E Rate .0145	$–	$20.09	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$18.20	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$19.96	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$454,379,267
TOTAL ASSETS	$454,379,267
NET ASSETS
Active Contracts	$453,054,972
Payout Contracts	$1,324,295
TOTAL NET ASSETS	$454,379,267
INVESTMENTS
Cost of investments	$445,366,753
Unrealized appreciation (depreciation) on investments	$9,012,514
Number of shares in underlying mutual funds	24,324,367
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	5,448
M&E Rate .0029	51,845
M&E Rate .0039	20,174
M&E Rate .0095	181,594
M&E Rate .0125	10,240,102
M&E Rate .0145	62,204
M&E Rate .0155	16,792
M&E Rate .0165	37,087
Retired Payout	70,894
Total Units	10,686,140
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$57.72
M&E Rate .0029	$34.19
M&E Rate .0039	$33.84
M&E Rate .0095	$45.95
M&E Rate .0125	$42.74
M&E Rate .0145	$37.76
M&E Rate .0155	$37.08
M&E Rate .0165	$36.41
Retired Payout	$18.68
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
INVESTMENT INCOME
Dividend income distribution	$–	$–	$189,593	$102,984	$125,987	$204,274	$15,505	$195,679
Investment Income	–	–	189,593	102,984	125,987	204,274	15,505	195,679
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	–	1,418,290	–	146,175	4,317	79,991
Net realized gain (loss) on investments	(10,245)	(1,631,399)	(103,857)	2,846,961	(251,309)	(98,174)	(7,840)	594,664
Net change in unrealized appreciation (depreciation) on investments	57,307	7,784,254	(47,123)	11,923,244	206,546	1,177,582	47,105	199,814
Net gain (loss) on investments	47,062	6,152,855	(150,980)	16,188,495	(44,764)	1,225,583	43,582	874,469
EXPENSES
Mortality and expense risk charge (Note 3)	(2,996)	(454,817)	(51,681)	(743,833)	(50,555)	(127,923)	(11,829)	(209,474)
Total Expenses	(2,996)	(454,817)	(51,681)	(743,833)	(50,555)	(127,923)	(11,829)	(209,474)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,066	$5,698,038	$(13,068)	$15,547,646	$30,668	$1,301,934	$47,259	$860,674
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
INVESTMENT INCOME
Dividend income distribution	$82,308	$479,387	$127,889	$127,151	$1,740,668	$3,482,282	$238,305	$–
Investment Income	82,308	479,387	127,889	127,151	1,740,668	3,482,282	238,305	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	31,759	275,917	–	–	3,408,903	12,549,781	245,526	74,045
Net realized gain (loss) on investments	(9,421)	497,027	(13,484)	(47,801)	1,467,681	5,087,722	101,092	(350,557)
Net change in unrealized appreciation (depreciation) on investments	640,120	4,461,315	32,812	64,760	5,284,813	15,146,766	1,710,201	376,621
Net gain (loss) on investments	662,458	5,234,259	19,328	16,959	10,161,397	32,784,269	2,056,819	100,109
EXPENSES
Mortality and expense risk charge (Note 3)	(54,785)	(405,700)	(23,196)	(22,903)	(1,909,447)	(3,633,750)	(165,958)	(28,608)
Total Expenses	(54,785)	(405,700)	(23,196)	(22,903)	(1,909,447)	(3,633,750)	(165,958)	(28,608)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$689,981	$5,307,946	$124,021	$121,207	$9,992,617	$32,632,801	$2,129,166	$71,500
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$12,701	$52,140	$27,689	$31,982	$331,854	$43,269	$31,618	$553,838
Investment Income	12,701	52,140	27,689	31,982	331,854	43,269	31,618	553,838
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	61,869	58,027	26,404	2,214	27,514	4,173	25,678	472,327
Net realized gain (loss) on investments	26,865	(126,432)	(2,942)	(68,312)	342,026	(32,801)	19,074	685,338
Net change in unrealized appreciation (depreciation) on investments	(32,095)	133,205	18,873	176,131	490,660	144,080	105,455	1,524,391
Net gain (loss) on investments	56,639	64,799	42,336	110,033	860,200	115,453	150,206	2,682,056
EXPENSES
Mortality and expense risk charge (Note 3)	(10,711)	(22,381)	(12,041)	(18,267)	(181,907)	(23,217)	(21,724)	(406,984)
Total Expenses	(10,711)	(22,381)	(12,041)	(18,267)	(181,907)	(23,217)	(21,724)	(406,984)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,629	$94,558	$57,984	$123,748	$1,010,146	$135,505	$160,100	$2,828,910
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$9,845	$14,501	$285,014	$3,807	$1,955	$10,419	$141	$5,295
Investment Income	9,845	14,501	285,014	3,807	1,955	10,419	141	5,295
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	9,837	17,772	449,215	7,755	2,617	16,694	206	3,048
Net realized gain (loss) on investments	2,207	7,492	567,177	4,429	271	86,391	(13)	2,356
Net change in unrealized appreciation (depreciation) on investments	49,289	88,887	1,832,727	47,424	14,110	(9,905)	1,012	(10,144)
Net gain (loss) on investments	61,333	114,150	2,849,120	59,608	16,998	93,180	1,205	(4,740)
EXPENSES
Mortality and expense risk charge (Note 3)	(8,022)	(13,135)	(319,758)	(5,322)	(1,922)	(12,017)	(137)	(2,117)
Total Expenses	(8,022)	(13,135)	(319,758)	(5,322)	(1,922)	(12,017)	(137)	(2,117)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,156	$115,515	$2,814,375	$58,094	$17,031	$91,582	$1,209	$(1,562)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
INVESTMENT INCOME
Dividend income distribution	$59,551	$136,992	$265,707	$924,397	$721,508	$380,300	$7,482,150	$140,340
Investment Income	59,551	136,992	265,707	924,397	721,508	380,300	7,482,150	140,340
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	930	–	–	–	–	–	434,726	–
Net realized gain (loss) on investments	(118,244)	(25,956)	(138,232)	(180,894)	579,028	239,291	43,858,375	(22,332)
Net change in unrealized appreciation (depreciation) on investments	137,306	90,466	855,294	3,628,943	3,400,437	3,002,063	103,327,198	(73,313)
Net gain (loss) on investments	19,992	64,511	717,062	3,448,049	3,979,465	3,241,354	147,620,299	(95,645)
EXPENSES
Mortality and expense risk charge (Note 3)	(22,455)	(44,755)	(149,110)	(600,145)	(567,659)	(391,096)	(8,881,910)	(42,270)
Total Expenses	(22,455)	(44,755)	(149,110)	(600,145)	(567,659)	(391,096)	(8,881,910)	(42,270)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,088	$156,748	$833,659	$3,772,301	$4,133,314	$3,230,558	$146,220,539	$2,425
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS
INVESTMENT INCOME
Dividend income distribution	$1,174,219	$987,719	$771,736	$1,393,556	$3,832	$33,495	$11,725	$295,715
Investment Income	1,174,219	987,719	771,736	1,393,556	3,832	33,495	11,725	295,715
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	3,221,898	–	–	19,761	255,984	–	2,504,912
Net realized gain (loss) on investments	(471,408)	3,092,318	(450,020)	–	(16,940)	29,383	(139,401)	3,538,926
Net change in unrealized appreciation (depreciation) on investments	(181,666)	(3,771,434)	928,885	–	68,604	24,301	1,670,693	5,888,214
Net gain (loss) on investments	(653,075)	2,542,781	478,866	–	71,425	309,668	1,531,292	11,932,052
EXPENSES
Mortality and expense risk charge (Note 3)	(429,150)	(890,927)	(245,836)	(338,752)	(6,475)	(50,896)	(95,688)	(719,966)
Total Expenses	(429,150)	(890,927)	(245,836)	(338,752)	(6,475)	(50,896)	(95,688)	(719,966)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$91,995	$2,639,573	$1,004,765	$1,054,804	$68,783	$292,267	$1,447,329	$11,507,801
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$10,115	$26,352	$7,474	$66,789	$–	$29,005	$–	$13,203
Investment Income	10,115	26,352	7,474	66,789	–	29,005	–	13,203
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	8,420	10,349	25,204	270,361	–	47,802	187,655	–
Net realized gain (loss) on investments	(10,016)	8,922	9,126	213,768	(302,097)	33,355	39,487	(40,967)
Net change in unrealized appreciation (depreciation) on investments	44,342	231,565	35,536	270,931	484,437	1,482,698	1,034,621	(36,320)
Net gain (loss) on investments	42,746	250,835	69,866	755,059	182,340	1,563,856	1,261,763	(77,288)
EXPENSES
Mortality and expense risk charge (Note 3)	(12,552)	(40,193)	(7,535)	(79,888)	(38,540)	(107,187)	(53,164)	(47,464)
Total Expenses	(12,552)	(40,193)	(7,535)	(79,888)	(38,540)	(107,187)	(53,164)	(47,464)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,309	$236,994	$69,805	$741,960	$143,800	$1,485,674	$1,208,600	$(111,549)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$562,642	$44,044	$–	$37,443	$–	$166,127	$99,366	$45,856
Investment Income	562,642	44,044	–	37,443	–	166,127	99,366	45,856
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	1,914,999	–	3,342,532	–	707,058	–	–	447,697
Net realized gain (loss) on investments	216,578	(31,531)	1,132,793	(30,329)	(77,887)	(80,575)	77,963	63,758
Net change in unrealized appreciation (depreciation) on investments	137,777	13,806	7,300,616	(73,074)	(89,842)	(34,384)	(74,905)	(54,612)
Net gain (loss) on investments	2,269,354	(17,725)	11,775,941	(103,403)	539,330	(114,959)	3,059	456,843
EXPENSES
Mortality and expense risk charge (Note 3)	(344,984)	(23,593)	(586,523)	(15,350)	(178,271)	(47,289)	(51,457)	(61,235)
Total Expenses	(344,984)	(23,593)	(586,523)	(15,350)	(178,271)	(47,289)	(51,457)	(61,235)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,487,011	$2,727	$11,189,418	$(81,311)	$361,059	$3,879	$50,968	$441,463
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND
INVESTMENT INCOME
Dividend income distribution	$182,384	$–	$–	$2,697,186	$745,997	$253,623	$412,211	$656,860
Investment Income	182,384	–	–	2,697,186	745,997	253,623	412,211	656,860
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	7,360	–	–	–	–	–	–	–
Net realized gain (loss) on investments	(52,256)	(22,131)	(249,189)	3,886,484	168,377	52,367	470,215	(1,568)
Net change in unrealized appreciation (depreciation) on investments	12,602	10	(162,360)	36,304,408	(324,664)	472,308	4,603,653	1,568
Net gain (loss) on investments	(32,294)	(22,121)	(411,549)	40,190,892	(156,288)	524,675	5,073,868	–
EXPENSES
Mortality and expense risk charge (Note 3)	(47,406)	(2,465)	(41,806)	(2,498,603)	(285,792)	(96,143)	(432,441)	(163,109)
Total Expenses	(47,406)	(2,465)	(41,806)	(2,498,603)	(285,792)	(96,143)	(432,441)	(163,109)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$102,684	$(24,586)	$(453,355)	$40,389,475	$303,917	$682,154	$5,053,638	$493,751
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND
INVESTMENT INCOME
Dividend income distribution	$1,013,993	$277,322	$415,117	$251,092	$478,067	$252,830	$789,746	$1,404,112
Investment Income	1,013,993	277,322	415,117	251,092	478,067	252,830	789,746	1,404,112
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	–	1,571,999	–	488,829	1,247,308	460,896
Net realized gain (loss) on investments	(116,536)	(173,663)	128,353	308,307	373,489	(297,925)	(127,305)	268,338
Net change in unrealized appreciation (depreciation) on investments	120,130	2,375,587	6,558	(1,266,515)	3,670,408	197,648	686,219	2,753,039
Net gain (loss) on investments	3,594	2,201,924	134,911	613,792	4,043,897	388,552	1,806,222	3,482,273
EXPENSES
Mortality and expense risk charge (Note 3)	(205,638)	(189,130)	(134,258)	(166,828)	(425,027)	(108,044)	(363,067)	(619,464)
Total Expenses	(205,638)	(189,130)	(134,258)	(166,828)	(425,027)	(108,044)	(363,067)	(619,464)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$811,950	$2,290,116	$415,769	$698,056	$4,096,936	$533,338	$2,232,901	$4,266,921
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND
INVESTMENT INCOME
Dividend income distribution	$1,384,890	$1,305,584	$960,214	$1,006,780	$186,272	$208,956	$438,264	$894,752
Investment Income	1,384,890	1,305,584	960,214	1,006,780	186,272	208,956	438,264	894,752
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	286,965	112,517	22,476	14,667	6,242	6,078	351,894	–
Net realized gain (loss) on investments	445,678	229,650	334,764	377,182	(1,154)	42,717	(327,407)	(424,757)
Net change in unrealized appreciation (depreciation) on investments	3,393,380	3,911,404	3,577,611	4,140,033	711,792	786,286	440,759	(149,536)
Net gain (loss) on investments	4,126,023	4,253,571	3,934,852	4,531,881	716,880	835,081	465,247	(574,293)
EXPENSES
Mortality and expense risk charge (Note 3)	(638,625)	(601,763)	(485,559)	(529,313)	(89,174)	(103,075)	(174,548)	(309,875)
Total Expenses	(638,625)	(601,763)	(485,559)	(529,313)	(89,174)	(103,075)	(174,548)	(309,875)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,872,288	$4,957,392	$4,409,507	$5,009,349	$813,978	$940,963	$728,962	$10,584
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$173,276	$129,237	$20,584	$58,720	$39,312	$77,248	$5,189	$90,320
Investment Income	173,276	129,237	20,584	58,720	39,312	77,248	5,189	90,320
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	495,384	4,810	54,488	48,938	33,164	–	–	–
Net realized gain (loss) on investments	790,058	(148,365)	(35,254)	153,013	(32,293)	(17,595)	(22,584)	(88,353)
Net change in unrealized appreciation (depreciation) on investments	1,542,806	111,658	105,749	352,990	21,438	49,067	124,079	37,786
Net gain (loss) on investments	2,828,248	(31,897)	124,983	554,941	22,309	31,473	101,495	(50,567)
EXPENSES
Mortality and expense risk charge (Note 3)	(172,360)	(57,279)	(21,422)	(55,024)	(15,802)	(28,667)	(12,150)	(41,617)
Total Expenses	(172,360)	(57,279)	(21,422)	(55,024)	(15,802)	(28,667)	(12,150)	(41,617)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,829,164	$40,061	$124,144	$558,637	$45,820	$80,053	$94,535	$(1,865)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$8,385,623
Investment Income	8,385,623
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–
Net realized gain (loss) on investments	(3,955,661)
Net change in unrealized appreciation (depreciation) on investments	43,408,492
Net gain (loss) on investments	39,452,831
EXPENSES
Mortality and expense risk charge (Note 3)	(5,726,333)
Total Expenses	(5,726,333)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,112,121
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
OPERATIONS
Investment Income	$–	$–	$189,593	$102,984	$125,987	$204,274	$15,505	$195,679
Capital gain distribution	–	–	–	1,418,290	–	146,175	4,317	79,991
Net realized gain (loss) on investments	(10,245)	(1,631,399)	(103,857)	2,846,961	(251,309)	(98,174)	(7,840)	594,664
Net change in unrealized appreciation (depreciation) on investments	57,307	7,784,254	(47,123)	11,923,244	206,546	1,177,582	47,105	199,814
Mortality and expense risk charge (Note 3)	(2,996)	(454,817)	(51,681)	(743,833)	(50,555)	(127,923)	(11,829)	(209,474)
Net increase (decrease) in net assets resulting from operations	44,066	5,698,038	(13,068)	15,547,646	30,668	1,301,934	47,259	860,674
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,688	996,532	1,032,852	1,908,989	1,251,553	442,751	72,318	863,821
Net transfer from (to) fixed accumulation account	(1,672)	(869,673)	231,417	(2,553,953)	63,345	(146,121)	(29,670)	(724,850)
Transfer between funds	(2,217)	(1,641,385)	282,095	3,068,359	542,168	438,919	30,734	(107,721)
Payments to contract owners	(36,003)	(3,491,573)	(545,139)	(6,710,254)	(253,358)	(1,064,429)	(54,285)	(1,619,277)
Annual maintenance charge (Note 3)	(122)	(2,042)	(3,253)	(23,531)	(3,542)	(2,316)	(267)	(1,366)
Surrender charges (Note 3)	–	(2,133)	–	(6,414)	–	(357)	–	(984)
Mortality guarantee adjustment	–	2,645	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(36,326)	(5,007,629)	997,973	(4,316,805)	1,600,166	(331,553)	18,829	(1,590,378)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,740	690,409	984,904	11,230,841	1,630,834	970,381	66,088	(729,704)
Net Assets:
Beginning of year	$226,737	$36,267,878	$3,751,340	$54,983,074	$3,236,457	$9,951,222	$871,600	$16,954,630
End of year	$234,477	$36,958,287	$4,736,244	$66,213,915	$4,867,291	$10,921,603	$937,688	$16,224,926
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
OPERATIONS
Investment Income	$82,308	$479,387	$127,889	$127,151	$1,740,668	$3,482,282	$238,305	$–
Capital gain distribution	31,759	275,917	–	–	3,408,903	12,549,781	245,526	74,045
Net realized gain (loss) on investments	(9,421)	497,027	(13,484)	(47,801)	1,467,681	5,087,722	101,092	(350,557)
Net change in unrealized appreciation (depreciation) on investments	640,120	4,461,315	32,812	64,760	5,284,813	15,146,766	1,710,201	376,621
Mortality and expense risk charge (Note 3)	(54,785)	(405,700)	(23,196)	(22,903)	(1,909,447)	(3,633,750)	(165,958)	(28,608)
Net increase (decrease) in net assets resulting from operations	689,981	5,307,946	124,021	121,207	9,992,617	32,632,801	2,129,166	71,500
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	640,365	1,353,128	104,094	86,297	3,720,076	6,801,038	2,527,827	114,216
Net transfer from (to) fixed accumulation account	212,853	(428,410)	1,815	(29,360)	(2,651,752)	(4,708,407)	357,235	(86,658)
Transfer between funds	(13,806)	354,914	11,969	257,437	(1,427,658)	(4,654,363)	621,885	(182,088)
Payments to contract owners	(350,440)	(3,804,786)	(199,996)	(276,005)	(11,210,648)	(20,731,799)	(1,073,098)	(351,452)
Annual maintenance charge (Note 3)	(1,370)	(5,607)	(547)	(175)	(7,912)	(25,223)	(7,348)	(50)
Surrender charges (Note 3)	–	(4,453)	–	(183)	(2,121)	(3,154)	–	(50)
Mortality guarantee adjustment	–	–	–	–	(5,691)	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	487,603	(2,535,214)	(82,665)	38,010	(11,585,706)	(23,321,908)	2,426,501	(506,083)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,177,584	2,772,732	41,356	159,217	(1,593,089)	9,310,893	4,555,666	(434,583)
Net Assets:
Beginning of year	$3,697,371	$31,738,833	$1,812,081	$1,809,527	$154,881,096	$281,003,501	$10,738,356	$2,598,952
End of year	$4,874,955	$34,511,565	$1,853,437	$1,968,744	$153,288,007	$290,314,394	$15,294,022	$2,164,369
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
OPERATIONS
Investment Income	$12,701	$52,140	$27,689	$31,982	$331,854	$43,269	$31,618	$553,838
Capital gain distribution	61,869	58,027	26,404	2,214	27,514	4,173	25,678	472,327
Net realized gain (loss) on investments	26,865	(126,432)	(2,942)	(68,312)	342,026	(32,801)	19,074	685,338
Net change in unrealized appreciation (depreciation) on investments	(32,095)	133,205	18,873	176,131	490,660	144,080	105,455	1,524,391
Mortality and expense risk charge (Note 3)	(10,711)	(22,381)	(12,041)	(18,267)	(181,907)	(23,217)	(21,724)	(406,984)
Net increase (decrease) in net assets resulting from operations	58,629	94,558	57,984	123,748	1,010,146	135,505	160,100	2,828,910
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	41,023	43,450	14,069	166,747	867,694	350,544	162,060	1,965,001
Net transfer from (to) fixed accumulation account	32,386	(238,579)	(4,552)	(140,021)	(295,704)	(82,258)	2,780	(358,764)
Transfer between funds	37,058	(190,507)	(1,676)	(220,467)	(12,088)	(16,244)	33,296	(78,215)
Payments to contract owners	(32,589)	(143,590)	(32,524)	(465,268)	(1,711,898)	(212,425)	(242,988)	(1,592,031)
Annual maintenance charge (Note 3)	(256)	(600)	(455)	(840)	(4,500)	(945)	(666)	(11,099)
Surrender charges (Note 3)	–	(633)	–	–	(3,902)	–	–	(3,686)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	77,622	(530,459)	(25,137)	(659,848)	(1,160,399)	38,671	(45,518)	(78,792)
TOTAL INCREASE (DECREASE) IN NET ASSETS	136,251	(435,901)	32,847	(536,100)	(150,253)	174,176	114,583	2,750,117
Net Assets:
Beginning of year	$797,314	$2,092,113	$931,522	$1,691,496	$14,514,341	$1,765,433	$1,570,624	$30,983,733
End of year	$933,565	$1,656,212	$964,369	$1,155,396	$14,364,088	$1,939,609	$1,685,207	$33,733,850
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$9,845	$14,501	$285,014	$3,807	$1,955	$10,419	$141	$5,295
Capital gain distribution	9,837	17,772	449,215	7,755	2,617	16,694	206	3,048
Net realized gain (loss) on investments	2,207	7,492	567,177	4,429	271	86,391	(13)	2,356
Net change in unrealized appreciation (depreciation) on investments	49,289	88,887	1,832,727	47,424	14,110	(9,905)	1,012	(10,144)
Mortality and expense risk charge (Note 3)	(8,022)	(13,135)	(319,758)	(5,322)	(1,922)	(12,017)	(137)	(2,117)
Net increase (decrease) in net assets resulting from operations	63,156	115,515	2,814,375	58,094	17,031	91,582	1,209	(1,562)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	131,075	56,860	1,691,520	4,640	–	86,442	1,200	1,492
Net transfer from (to) fixed accumulation account	(6,051)	57,042	(126,058)	(588)	(1)	(4,368)	–	35,193
Transfer between funds	14,500	(2,313)	277,594	993	4,346	47,486	–	413,496
Payments to contract owners	–	(4,650)	(1,014,072)	(212,255)	–	(60,356)	–	(3,077)
Annual maintenance charge (Note 3)	(507)	(529)	(15,853)	(569)	(55)	(175)	(105)	–
Surrender charges (Note 3)	–	–	(3,868)	–	–	(492)	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	139,016	106,410	809,263	(207,779)	4,289	68,537	1,095	447,104
TOTAL INCREASE (DECREASE) IN NET ASSETS	202,172	221,925	3,623,639	(149,685)	21,320	160,119	2,304	445,543
Net Assets:
Beginning of year	$497,092	$908,853	$23,159,332	$430,334	$136,349	$852,942	$9,383	$100,258
End of year	$699,264	$1,130,778	$26,782,971	$280,649	$157,669	$1,013,061	$11,687	$545,801
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$59,551	$136,992	$265,707	$924,397	$721,508	$380,300	$7,482,150	$140,340
Capital gain distribution	930	–	–	–	–	–	434,726	–
Net realized gain (loss) on investments	(118,244)	(25,956)	(138,232)	(180,894)	579,028	239,291	43,858,375	(22,332)
Net change in unrealized appreciation (depreciation) on investments	137,306	90,466	855,294	3,628,943	3,400,437	3,002,063	103,327,198	(73,313)
Mortality and expense risk charge (Note 3)	(22,455)	(44,755)	(149,110)	(600,145)	(567,659)	(391,096)	(8,881,910)	(42,270)
Net increase (decrease) in net assets resulting from operations	57,088	156,748	833,659	3,772,301	4,133,314	3,230,558	146,220,539	2,425
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	42,799	158,718	465,606	2,523,389	2,286,105	1,707,455	15,224,575	1,215,320
Net transfer from (to) fixed accumulation account	(52,734)	18,876	(101,722)	(779,099)	(1,334,752)	(876,177)	(15,647,956)	90,173
Transfer between funds	(195,671)	109,669	(245,274)	(816,997)	(1,324,846)	(524,505)	(5,242,281)	528,635
Payments to contract owners	(463,056)	(423,439)	(1,237,299)	(3,852,690)	(4,306,598)	(1,995,531)	(58,253,519)	(243,982)
Annual maintenance charge (Note 3)	(878)	(1,451)	(6,191)	(25,520)	(22,554)	(15,890)	(178,912)	(1,752)
Surrender charges (Note 3)	–	(607)	(2,951)	(3,155)	(3,547)	(3,098)	(9,267)	–
Mortality guarantee adjustment	–	–	–	–	–	–	4,704	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(669,540)	(138,235)	(1,127,830)	(2,954,072)	(4,706,193)	(1,707,746)	(64,102,655)	1,588,392
TOTAL INCREASE (DECREASE) IN NET ASSETS	(612,452)	18,513	(294,171)	818,229	(572,879)	1,522,812	82,117,884	1,590,817
Net Assets:
Beginning of year	$2,129,528	$3,912,260	$11,962,086	$47,182,897	$45,523,414	$30,174,231	$655,077,432	$2,799,681
End of year	$1,517,076	$3,930,773	$11,667,915	$48,001,126	$44,950,535	$31,697,043	$737,195,316	$4,390,498
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS
OPERATIONS
Investment Income	$1,174,219	$987,719	$771,736	$1,393,556	$3,832	$33,495	$11,725	$295,715
Capital gain distribution	–	3,221,898	–	–	19,761	255,984	–	2,504,912
Net realized gain (loss) on investments	(471,408)	3,092,318	(450,020)	–	(16,940)	29,383	(139,401)	3,538,926
Net change in unrealized appreciation (depreciation) on investments	(181,666)	(3,771,434)	928,885	–	68,604	24,301	1,670,693	5,888,214
Mortality and expense risk charge (Note 3)	(429,150)	(890,927)	(245,836)	(338,752)	(6,475)	(50,896)	(95,688)	(719,966)
Net increase (decrease) in net assets resulting from operations	91,995	2,639,573	1,004,765	1,054,804	68,783	292,267	1,447,329	11,507,801
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,559,426	2,227,025	923,428	4,812,803	187,695	210,741	342,789	1,017,003
Net transfer from (to) fixed accumulation account	(665,740)	(1,616,757)	(548,812)	3,871,288	69,740	(26,057)	(61,149)	(1,426,065)
Transfer between funds	1,484,426	(611,823)	(311,540)	3,212,006	(93,256)	(29,546)	(455,223)	125,351
Payments to contract owners	(2,897,867)	(5,467,916)	(1,879,672)	(3,081,064)	(12,792)	(544,530)	(713,982)	(4,512,107)
Annual maintenance charge (Note 3)	(6,036)	(4,692)	(1,981)	(3,699)	(236)	(475)	(621)	(9,706)
Surrender charges (Note 3)	(1,821)	(1,585)	(1,587)	(469)	–	(995)	(1,422)	(1,958)
Mortality guarantee adjustment	649	787	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(526,964)	(5,474,960)	(1,820,163)	8,810,866	151,151	(390,862)	(889,608)	(4,807,482)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(434,969)	(2,835,387)	(815,398)	9,865,670	219,934	(98,596)	557,721	6,700,319
Net Assets:
Beginning of year	$35,219,299	$69,906,930	$20,477,518	$22,338,299	$399,518	$4,221,482	$7,192,097	$52,759,975
End of year	$34,784,330	$67,071,543	$19,662,120	$32,203,969	$619,452	$4,122,886	$7,749,818	$59,460,294
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$10,115	$26,352	$7,474	$66,789	$–	$29,005	$–	$13,203
Capital gain distribution	8,420	10,349	25,204	270,361	–	47,802	187,655	–
Net realized gain (loss) on investments	(10,016)	8,922	9,126	213,768	(302,097)	33,355	39,487	(40,967)
Net change in unrealized appreciation (depreciation) on investments	44,342	231,565	35,536	270,931	484,437	1,482,698	1,034,621	(36,320)
Mortality and expense risk charge (Note 3)	(12,552)	(40,193)	(7,535)	(79,888)	(38,540)	(107,187)	(53,164)	(47,464)
Net increase (decrease) in net assets resulting from operations	40,309	236,994	69,805	741,960	143,800	1,485,674	1,208,600	(111,549)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	91,837	144,972	28,987	298,395	743,703	2,162,239	347,934	404,508
Net transfer from (to) fixed accumulation account	52,798	(68,780)	(48,067)	(104,961)	198,108	368,928	(63,053)	6,939
Transfer between funds	41,819	(24,521)	(3,292)	(304,491)	286,346	722,769	(71,078)	113,792
Payments to contract owners	(128,550)	(274,993)	(28,200)	(524,386)	(333,399)	(654,110)	(386,215)	(264,345)
Annual maintenance charge (Note 3)	(306)	(75)	(235)	(275)	(4,394)	(9,587)	(1,823)	(3,634)
Surrender charges (Note 3)	–	(322)	–	(1,239)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	57,598	(223,719)	(50,807)	(636,959)	890,364	2,590,239	(174,236)	257,261
TOTAL INCREASE (DECREASE) IN NET ASSETS	97,907	13,276	18,999	105,002	1,034,164	4,075,913	1,034,364	145,712
Net Assets:
Beginning of year	$966,622	$3,181,223	$574,851	$6,324,039	$2,594,578	$6,489,094	$3,615,193	$3,656,558
End of year	$1,064,529	$3,194,499	$593,850	$6,429,041	$3,628,742	$10,565,007	$4,649,557	$3,802,270
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
OPERATIONS
Investment Income	$562,642	$44,044	$–	$37,443	$–	$166,127	$99,366	$45,856
Capital gain distribution	1,914,999	–	3,342,532	–	707,058	–	–	447,697
Net realized gain (loss) on investments	216,578	(31,531)	1,132,793	(30,329)	(77,887)	(80,575)	77,963	63,758
Net change in unrealized appreciation (depreciation) on investments	137,777	13,806	7,300,616	(73,074)	(89,842)	(34,384)	(74,905)	(54,612)
Mortality and expense risk charge (Note 3)	(344,984)	(23,593)	(586,523)	(15,350)	(178,271)	(47,289)	(51,457)	(61,235)
Net increase (decrease) in net assets resulting from operations	2,487,011	2,727	11,189,418	(81,311)	361,059	3,879	50,968	441,463
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	5,707,198	345,858	8,060,220	56,748	2,440,049	203,634	603,747	697,379
Net transfer from (to) fixed accumulation account	911,425	105,785	352,138	(7,457)	134,653	(26,408)	79,622	60,427
Transfer between funds	1,417,406	39,859	(704,136)	54,955	286,278	160,263	248,968	376,648
Payments to contract owners	(3,034,436)	(191,080)	(4,053,267)	(85,173)	(1,104,278)	(375,556)	(383,520)	(372,317)
Annual maintenance charge (Note 3)	(22,217)	(1,842)	(53,900)	(701)	(14,692)	(2,269)	(3,857)	(5,114)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	4,979,376	298,580	3,601,055	18,373	1,742,010	(40,336)	544,959	757,023
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,466,387	301,307	14,790,473	(62,937)	2,103,069	(36,457)	595,928	1,198,486
Net Assets:
Beginning of year	$23,388,430	$1,697,729	$39,167,909	$1,272,720	$13,140,957	$3,793,375	$3,697,228	$4,344,664
End of year	$30,854,817	$1,999,036	$53,958,382	$1,209,783	$15,244,026	$3,756,918	$4,293,156	$5,543,150
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND
OPERATIONS
Investment Income	$182,384	$–	$–	$2,697,186	$745,997	$253,623	$412,211	$656,860
Capital gain distribution	7,360	–	–	–	–	–	–	–
Net realized gain (loss) on investments	(52,256)	(22,131)	(249,189)	3,886,484	168,377	52,367	470,215	(1,568)
Net change in unrealized appreciation (depreciation) on investments	12,602	10	(162,360)	36,304,408	(324,664)	472,308	4,603,653	1,568
Mortality and expense risk charge (Note 3)	(47,406)	(2,465)	(41,806)	(2,498,603)	(285,792)	(96,143)	(432,441)	(163,109)
Net increase (decrease) in net assets resulting from operations	102,684	(24,586)	(453,355)	40,389,475	303,917	682,154	5,053,638	493,751
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	612,448	4,222	188,926	34,487,409	3,200,246	1,268,735	5,421,666	9,246,395
Net transfer from (to) fixed accumulation account	2,909	1,547	(234,053)	5,474,686	921,222	457,528	607,097	1,692,315
Transfer between funds	248,891	34,264	112,301	4,811,955	1,189,979	291,017	1,017,215	1,251,741
Payments to contract owners	(442,694)	(63,311)	(362,434)	(16,540,502)	(2,147,173)	(679,137)	(2,631,120)	(2,856,768)
Annual maintenance charge (Note 3)	(2,342)	(56)	(533)	(187,174)	(15,528)	(6,715)	(25,550)	(4,512)
Surrender charges (Note 3)	–	–	(165)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	419,212	(23,335)	(295,958)	28,046,374	3,148,746	1,331,429	4,389,308	9,329,171
TOTAL INCREASE (DECREASE) IN NET ASSETS	521,895	(47,920)	(749,313)	68,435,849	3,452,663	2,013,583	9,442,947	9,822,922
Net Assets:
Beginning of year	$3,534,489	$200,786	$3,806,441	$162,200,658	$20,354,461	$6,423,691	$30,065,316	$7,327,813
End of year	$4,056,384	$152,866	$3,057,128	$230,636,507	$23,807,124	$8,437,274	$39,508,263	$17,150,735
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND
OPERATIONS
Investment Income	$1,013,993	$277,322	$415,117	$251,092	$478,067	$252,830	$789,746	$1,404,112
Capital gain distribution	–	–	–	1,571,999	–	488,829	1,247,308	460,896
Net realized gain (loss) on investments	(116,536)	(173,663)	128,353	308,307	373,489	(297,925)	(127,305)	268,338
Net change in unrealized appreciation (depreciation) on investments	120,130	2,375,587	6,558	(1,266,515)	3,670,408	197,648	686,219	2,753,039
Mortality and expense risk charge (Note 3)	(205,638)	(189,130)	(134,258)	(166,828)	(425,027)	(108,044)	(363,067)	(619,464)
Net increase (decrease) in net assets resulting from operations	811,950	2,290,116	415,769	698,056	4,096,936	533,338	2,232,901	4,266,921
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,666,019	1,247,796	1,077,781	2,369,918	5,757,979	796,421	3,455,678	10,150,892
Net transfer from (to) fixed accumulation account	81,353	(125,733)	71,833	670,692	1,879,145	(9,820)	(464,597)	(36,988)
Transfer between funds	1,812,941	(680,982)	400,655	464,628	1,886,554	(234,317)	(2,185,989)	(632,363)
Payments to contract owners	(1,578,004)	(1,369,459)	(1,237,513)	(1,456,269)	(2,380,528)	(1,048,146)	(3,237,495)	(4,327,808)
Annual maintenance charge (Note 3)	(12,025)	(14,585)	(8,257)	(10,818)	(27,938)	(4,903)	(20,944)	(47,875)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,970,282	(942,963)	304,498	2,038,151	7,115,211	(500,765)	(2,453,348)	5,105,858
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,782,232	1,347,153	720,267	2,736,207	11,212,147	32,573	(220,447)	9,372,779
Net Assets:
Beginning of year	$14,609,892	$14,295,810	$10,275,310	$11,919,862	$28,303,935	$8,628,056	$28,938,786	$43,746,017
End of year	$18,392,124	$15,642,963	$10,995,577	$14,656,069	$39,516,082	$8,660,629	$28,718,339	$53,118,796
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND
OPERATIONS
Investment Income	$1,384,890	$1,305,584	$960,214	$1,006,780	$186,272	$208,956	$438,264	$894,752
Capital gain distribution	286,965	112,517	22,476	14,667	6,242	6,078	351,894	–
Net realized gain (loss) on investments	445,678	229,650	334,764	377,182	(1,154)	42,717	(327,407)	(424,757)
Net change in unrealized appreciation (depreciation) on investments	3,393,380	3,911,404	3,577,611	4,140,033	711,792	786,286	440,759	(149,536)
Mortality and expense risk charge (Note 3)	(638,625)	(601,763)	(485,559)	(529,313)	(89,174)	(103,075)	(174,548)	(309,875)
Net increase (decrease) in net assets resulting from operations	4,872,288	4,957,392	4,409,507	5,009,349	813,978	940,963	728,962	10,584
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	8,755,921	10,716,610	6,824,612	8,099,635	2,699,363	3,137,286	1,493,349	3,492,743
Net transfer from (to) fixed accumulation account	(516,468)	350,850	(88,889)	61,385	26,449	22,285	(17,610)	57,270
Transfer between funds	674,048	440,000	(424,000)	10,944	93,193	152,278	(418,788)	1,925,216
Payments to contract owners	(3,219,373)	(2,406,042)	(1,270,268)	(1,919,995)	(220,455)	(557,708)	(1,584,250)	(3,120,912)
Annual maintenance charge (Note 3)	(66,596)	(78,156)	(76,645)	(103,967)	(32,295)	(39,155)	(7,626)	(15,086)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	5,627,531	9,023,262	4,964,809	6,148,001	2,566,256	2,714,986	(534,925)	2,339,232
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,499,820	13,980,653	9,374,316	11,157,351	3,380,233	3,655,948	194,037	2,349,815
Net Assets:
Beginning of year	$44,743,271	$41,018,018	$33,229,164	$35,803,692	$5,420,238	$6,346,982	$13,614,360	$23,325,009
End of year	$55,243,091	$54,998,671	$42,603,480	$46,961,043	$8,800,471	$10,002,930	$13,808,397	$25,674,824
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
OPERATIONS
Investment Income	$173,276	$129,237	$20,584	$58,720	$39,312	$77,248	$5,189	$90,320
Capital gain distribution	495,384	4,810	54,488	48,938	33,164	–	–	–
Net realized gain (loss) on investments	790,058	(148,365)	(35,254)	153,013	(32,293)	(17,595)	(22,584)	(88,353)
Net change in unrealized appreciation (depreciation) on investments	1,542,806	111,658	105,749	352,990	21,438	49,067	124,079	37,786
Mortality and expense risk charge (Note 3)	(172,360)	(57,279)	(21,422)	(55,024)	(15,802)	(28,667)	(12,150)	(41,617)
Net increase (decrease) in net assets resulting from operations	2,829,164	40,061	124,144	558,637	45,820	80,053	94,535	(1,865)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,233,893	443,911	85,304	400,562	34,393	561,192	56,175	327,830
Net transfer from (to) fixed accumulation account	(593,745)	209,144	(94,423)	(160,435)	(78,331)	3,534	(104,864)	(174,196)
Transfer between funds	(172,130)	436,049	21,173	2,488	952	274,726	(4,298)	236,848
Payments to contract owners	(1,074,771)	(481,965)	(143,049)	(274,413)	(97,525)	(237,213)	(45,834)	(289,226)
Annual maintenance charge (Note 3)	(4,559)	(2,071)	(543)	(1,409)	(353)	(1,287)	(275)	(898)
Surrender charges (Note 3)	–	(38)	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(611,313)	605,031	(131,538)	(33,206)	(140,863)	600,952	(99,096)	100,359
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,217,851	645,092	(7,394)	525,431	(95,044)	681,005	(4,562)	98,494
Net Assets:
Beginning of year	$12,675,114	$4,218,955	$1,690,282	$4,135,093	$1,327,636	$1,994,846	$994,022	$3,276,317
End of year	$14,892,965	$4,864,047	$1,682,888	$4,660,524	$1,232,592	$2,675,851	$989,460	$3,374,811
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$8,385,623
Capital gain distribution	–
Net realized gain (loss) on investments	(3,955,661)
Net change in unrealized appreciation (depreciation) on investments	43,408,492
Mortality and expense risk charge (Note 3)	(5,726,333)
Net increase (decrease) in net assets resulting from operations	42,112,121
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	11,198,153
Net transfer from (to) fixed accumulation account	(5,434,910)
Transfer between funds	(6,081,490)
Payments to contract owners	(36,256,375)
Annual maintenance charge (Note 3)	(158,172)
Surrender charges (Note 3)	(814)
Mortality guarantee adjustment	43,508
Net increase (decrease) in net assets resulting from contract owners; transactions	(36,690,100)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,422,021
Net Assets:
Beginning of year	$448,957,246
End of year	$454,379,267
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
OPERATIONS
Investment Income	$–	$–	$135,862	$85,969	$78,825	$171,959	$13,997	$200,554
Capital gain distribution	–	–	–	2,870,587	–	1,097,640	–	–
Net realized gain (loss) on investments	(37,266)	(1,848,701)	(92,367)	712,342	(312,195)	(100,829)	(3,310)	342,155
Net change in unrealized appreciation (depreciation) on investments	82,422	8,215,529	82,060	12,020,861	616,403	(234,616)	114,144	1,845,053
Mortality and expense risk charge (Note 3)	(2,811)	(424,318)	(35,785)	(590,846)	(31,595)	(112,378)	(10,431)	(199,979)
Net increase (decrease) in net assets resulting from operations	42,345	5,942,510	89,770	15,098,913	351,438	821,776	114,400	2,187,783
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	721	1,182,275	1,332,143	2,083,148	899,019	494,208	15,796	900,501
Net transfer from (to) fixed accumulation account	989	(364,309)	60,918	272,341	96,267	(71,680)	8,587	(379,031)
Transfer between funds	2,221	(435,546)	94,463	(118,764)	20,625	30,954	8,424	(189,426)
Payments to contract owners	(34,342)	(3,039,397)	(202,777)	(4,466,678)	(169,093)	(588,492)	(100,970)	(1,404,997)
Annual maintenance charge (Note 3)	(132)	(2,258)	(2,787)	(24,655)	(2,958)	(2,686)	(295)	(1,738)
Surrender charges (Note 3)	–	(1,490)	–	(6,969)	–	(1,534)	–	(2,289)
Mortality guarantee adjustment	–	2,635	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(30,543)	(2,658,090)	1,281,960	(2,261,577)	843,860	(139,230)	(68,458)	(1,076,980)
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,802	3,284,420	1,371,730	12,837,336	1,195,298	682,546	45,942	1,110,803
Net Assets:
Beginning of year	214,935	32,983,458	2,379,610	42,145,738	2,041,159	9,268,676	825,658	15,843,827
End of year	$226,737	$36,267,878	$3,751,340	$54,983,074	$3,236,457	$9,951,222	$871,600	$16,954,630
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
OPERATIONS
Investment Income	$73,240	$502,103	$109,522	$109,042	$1,523,582	$3,253,013	$153,819	$–
Capital gain distribution	33,237	279,641	–	–	7,953,937	10,976,556	36,848	–
Net realized gain (loss) on investments	50,612	(323,063)	(25,987)	(43,521)	143,281	1,530,888	(98,488)	(136,352)
Net change in unrealized appreciation (depreciation) on investments	416,156	4,251,029	125,735	145,464	11,426,217	23,697,181	1,337,158	335,438
Mortality and expense risk charge (Note 3)	(43,694)	(350,975)	(20,817)	(20,624)	(1,769,891)	(3,261,799)	(112,553)	(31,995)
Net increase (decrease) in net assets resulting from operations	529,551	4,358,735	188,453	190,361	19,277,126	36,195,839	1,316,784	167,091
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	486,265	1,277,246	131,371	95,916	3,919,852	7,025,947	1,697,157	120,298
Net transfer from (to) fixed accumulation account	92,504	(434,798)	(84,631)	(14,838)	(2,463,616)	(4,126,921)	865,554	(23,326)
Transfer between funds	59,504	1,232,684	117,702	27,483	876,183	(626,478)	205,550	44,520
Payments to contract owners	(644,750)	(3,432,365)	(115,298)	(155,976)	(9,298,545)	(15,101,246)	(712,305)	(280,735)
Annual maintenance charge (Note 3)	(1,271)	(8,619)	(619)	(225)	(9,558)	(35,942)	(5,555)	(75)
Surrender charges (Note 3)	–	(4,120)	–	(27)	(4,729)	(7,225)	–	(281)
Mortality guarantee adjustment	–	–	–	–	1,803	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(7,748)	(1,369,972)	48,525	(47,667)	(6,978,610)	(12,871,865)	2,050,401	(139,599)
TOTAL INCREASE (DECREASE) IN NET ASSETS	521,803	2,988,763	236,978	142,694	12,298,516	23,323,974	3,367,185	27,492
Net Assets:
Beginning of year	3,175,568	28,750,070	1,575,103	1,666,833	142,582,580	257,679,527	7,371,171	2,571,460
End of year	$3,697,371	$31,738,833	$1,812,081	$1,809,527	$154,881,096	$281,003,501	$10,738,356	$2,598,952
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
OPERATIONS
Investment Income	$11,345	$72,176	$27,964	$51,649	$356,702	$41,617	$29,578	$501,871
Capital gain distribution	50,482	44,438	5,694	–	–	–	3,590	56,030
Net realized gain (loss) on investments	14,311	(175,922)	(2,968)	(21,697)	(763)	(32,173)	39,391	285,917
Net change in unrealized appreciation (depreciation) on investments	58,718	280,454	68,733	197,944	1,356,919	208,711	175,357	3,497,534
Mortality and expense risk charge (Note 3)	(8,856)	(25,502)	(10,701)	(22,805)	(166,117)	(20,627)	(19,815)	(350,771)
Net increase (decrease) in net assets resulting from operations	126,000	195,644	88,722	205,091	1,546,741	197,528	228,101	3,990,581
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	22,969	108,428	76,314	230,620	991,393	222,293	15,348	2,045,819
Net transfer from (to) fixed accumulation account	(6,837)	(189,002)	(276)	(57,580)	150,060	52,196	(173,877)	(9,504)
Transfer between funds	11,333	(54,869)	(189)	(95,942)	(82,694)	(384)	61	(97,587)
Payments to contract owners	(39,143)	(446,544)	(25,679)	(446,024)	(874,388)	(121,472)	(220,236)	(945,641)
Annual maintenance charge (Note 3)	(255)	(732)	(410)	(985)	(5,660)	(908)	(892)	(12,902)
Surrender charges (Note 3)	–	(1,300)	–	–	(2,651)	–	–	(5,953)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(11,933)	(584,019)	49,760	(369,911)	176,060	151,725	(379,596)	974,232
TOTAL INCREASE (DECREASE) IN NET ASSETS	114,067	(388,375)	138,482	(164,820)	1,722,801	349,253	(151,495)	4,964,813
Net Assets:
Beginning of year	683,247	2,480,488	793,040	1,856,316	12,791,540	1,416,180	1,722,119	26,018,920
End of year	$797,314	$2,092,113	$931,522	$1,691,496	$14,514,341	$1,765,433	$1,570,624	$30,983,733
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$7,316	$14,329	$271,037	$6,012	$1,739	$9,316	$122	$1,132
Capital gain distribution	6,074	14,627	325,056	5,918	1,314	6,254	97	1,068
Net realized gain (loss) on investments	758	20,325	259,207	589	(233)	(4,167)	(35)	66
Net change in unrealized appreciation (depreciation) on investments	63,811	119,632	2,824,171	58,761	18,102	113,919	1,267	14,402
Mortality and expense risk charge (Note 3)	(5,507)	(11,789)	(256,704)	(5,079)	(1,367)	(6,707)	(101)	(1,204)
Net increase (decrease) in net assets resulting from operations	72,452	157,124	3,422,767	66,201	19,555	118,615	1,350	15,464
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	23,304	11,180	1,740,770	102,770	26,037	49,863	1,200	1,267
Net transfer from (to) fixed accumulation account	4,931	(123,912)	20,830	(1,099)	–	9,296	–	4,751
Transfer between funds	(1)	–	132,848	(21,941)	(2,762)	282,218	–	898
Payments to contract owners	(8,161)	–	(1,088,482)	(73,656)	–	(24,002)	–	(10,605)
Annual maintenance charge (Note 3)	(437)	(509)	(18,846)	(598)	(7)	(225)	(105)	(25)
Surrender charges (Note 3)	–	–	(7,328)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	19,636	(113,241)	779,792	5,476	23,268	317,150	1,095	(3,714)
TOTAL INCREASE (DECREASE) IN NET ASSETS	92,088	43,883	4,202,559	71,677	42,823	435,765	2,445	11,750
Net Assets:
Beginning of year	405,004	864,970	18,956,773	358,657	93,526	417,177	6,938	88,508
End of year	$497,092	$908,853	$23,159,332	$430,334	$136,349	$852,942	$9,383	$100,258
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$101,281	$139,909	$279,963	$992,754	$814,893	$412,907	$7,636,148	$67,288
Capital gain distribution	–	–	–	–	–	–	5,744,518	–
Net realized gain (loss) on investments	(173,724)	(60,626)	(138,564)	(592,214)	(166,204)	(137,496)	24,937,229	(54,998)
Net change in unrealized appreciation (depreciation) on investments	257,818	237,281	1,223,910	5,522,202	5,618,029	4,277,036	102,166,200	121,942
Mortality and expense risk charge (Note 3)	(34,087)	(45,967)	(139,819)	(551,768)	(526,347)	(349,046)	(7,526,729)	(19,912)
Net increase (decrease) in net assets resulting from operations	151,288	270,597	1,225,490	5,370,974	5,740,371	4,203,401	132,957,366	114,320
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	127,178	123,469	562,201	2,639,877	2,393,536	1,970,313	15,537,312	1,226,378
Net transfer from (to) fixed accumulation account	(363,275)	(216,956)	(220,864)	(793,809)	(1,128,622)	(366,926)	(10,333,347)	121,335
Transfer between funds	(316,991)	74,021	(27,938)	(413,525)	(220,471)	(155,188)	(4,958,653)	400,304
Payments to contract owners	(245,633)	(446,488)	(670,870)	(2,576,046)	(2,732,949)	(1,990,584)	(43,853,573)	(45,907)
Annual maintenance charge (Note 3)	(1,171)	(1,600)	(7,558)	(29,963)	(26,734)	(19,528)	(202,463)	(1,238)
Surrender charges (Note 3)	–	(304)	(574)	(5,390)	(6,869)	(7,787)	(26,443)	–
Mortality guarantee adjustment	–	–	–	–	–	–	3,892	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(799,892)	(467,858)	(365,603)	(1,178,856)	(1,722,109)	(569,700)	(43,833,275)	1,700,872
TOTAL INCREASE (DECREASE) IN NET ASSETS	(648,604)	(197,261)	859,887	4,192,118	4,018,262	3,633,701	89,124,091	1,815,192
Net Assets:
Beginning of year	2,778,132	4,109,521	11,102,199	42,990,779	41,505,152	26,540,530	565,953,341	984,489
End of year	$2,129,528	$3,912,260	$11,962,086	$47,182,897	$45,523,414	$30,174,231	$655,077,432	$2,799,681
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS
OPERATIONS
Investment Income	$850,203	$529,226	$446,369	$831,454	$664	$58,753	$–	$762,989
Capital gain distribution	–	177,318	818,715	–	26,932	6,300	–	2,283,475
Net realized gain (loss) on investments	(440,306)	3,027,773	(544,661)	–	6,453	87,816	(393,006)	2,326,185
Net change in unrealized appreciation (depreciation) on investments	1,595,322	8,578,462	1,322,214	–	31,474	347,875	979,193	6,292,738
Mortality and expense risk charge (Note 3)	(412,290)	(823,790)	(233,657)	(205,134)	(4,927)	(46,034)	(90,109)	(598,572)
Net increase (decrease) in net assets resulting from operations	1,592,929	11,488,989	1,808,980	626,320	60,596	454,710	496,078	11,066,815
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,485,089	2,463,130	1,035,428	1,357,381	18,566	221,005	437,541	1,289,950
Net transfer from (to) fixed accumulation account	(716,083)	(1,476,991)	(333,171)	5,291,811	7,461	149,097	(81,224)	(580,721)
Transfer between funds	1,245,951	(1,410,601)	603,186	2,289,818	3,695	58,080	(369,535)	153,778
Payments to contract owners	(2,270,040)	(4,579,899)	(1,755,190)	(1,705,753)	(49,025)	(387,244)	(860,345)	(3,558,186)
Annual maintenance charge (Note 3)	(8,772)	(9,010)	(1,285)	(3,682)	(228)	(300)	(450)	(10,940)
Surrender charges (Note 3)	(3,615)	(3,419)	(3,482)	(2,222)	–	(1,760)	(977)	(2,230)
Mortality guarantee adjustment	(360)	2,872	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(267,830)	(5,013,918)	(454,514)	7,227,353	(19,531)	38,878	(874,990)	(2,708,349)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,325,099	6,475,071	1,354,466	7,853,673	41,065	493,588	(378,912)	8,358,466
Net Assets:
Beginning of year	33,894,200	63,431,859	19,123,052	14,484,626	358,453	3,727,894	7,571,009	44,401,509
End of year	$35,219,299	$69,906,930	$20,477,518	$22,338,299	$399,518	$4,221,482	$7,192,097	$52,759,975
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$6,756	$27,029	$9,589	$90,052	$–	$31,974	$–	$39,131
Capital gain distribution	29,570	94,820	18,185	200,253	–	130,898	–	–
Net realized gain (loss) on investments	(1,079)	13,985	16,689	44,686	(211,729)	(2,717)	(16,317)	(42,365)
Net change in unrealized appreciation (depreciation) on investments	122,215	244,625	21,228	376,914	496,543	1,027,880	1,294,271	79,115
Mortality and expense risk charge (Note 3)	(10,611)	(35,444)	(6,533)	(70,009)	(26,171)	(61,693)	(40,592)	(44,235)
Net increase (decrease) in net assets resulting from operations	146,851	345,015	59,158	641,896	258,643	1,126,342	1,237,362	31,646
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	44,965	187,038	30,642	286,212	728,762	1,669,659	256,553	435,850
Net transfer from (to) fixed accumulation account	34,583	1,193	(12,546)	24,716	78,390	141,939	(14,133)	(21,429)
Transfer between funds	23,877	405,333	9,416	535,023	67,246	142,340	40,765	87,498
Payments to contract owners	(86,250)	(315,861)	(26,276)	(881,066)	(149,795)	(240,810)	(510,965)	(313,996)
Annual maintenance charge (Note 3)	(298)	(75)	(238)	(712)	(3,557)	(6,885)	(1,685)	(4,019)
Surrender charges (Note 3)	–	(26)	–	(2,381)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	16,877	277,602	998	(38,208)	721,046	1,706,243	(229,465)	183,904
TOTAL INCREASE (DECREASE) IN NET ASSETS	163,728	622,617	60,156	603,688	979,689	2,832,585	1,007,897	215,550
Net Assets:
Beginning of year	802,894	2,558,606	514,695	5,720,351	1,614,889	3,656,509	2,607,296	3,441,008
End of year	$966,622	$3,181,223	$574,851	$6,324,039	$2,594,578	$6,489,094	$3,615,193	$3,656,558
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO*	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$422,117	$40,214	$–	$–	$31,574	$–	$145,236	$80,879
Capital gain distribution	902,240	–	–	1,259,582	–	–	–	–
Net realized gain (loss) on investments	101,606	(46,671)	–	176,413	(52,814)	(15,482)	(61,590)	75,218
Net change in unrealized appreciation (depreciation) on investments	557,420	174,525	–	10,136,662	105,696	2,194,722	89,291	342,008
Mortality and expense risk charge (Note 3)	(238,729)	(19,327)	–	(402,860)	(15,432)	(140,502)	(46,805)	(40,380)
Net increase (decrease) in net assets resulting from operations	1,744,654	148,741	–	11,169,797	69,024	2,038,738	126,132	457,725
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	4,856,429	197,239	–	6,167,653	91,379	2,235,186	239,701	471,564
Net transfer from (to) fixed accumulation account	219,105	(44,736)	–	(82,059)	(39,518)	(93,217)	19,725	(98,007)
Transfer between funds	896,912	54,985	–	(413,205)	26,718	217,712	45,244	201,201
Payments to contract owners	(1,475,226)	(122,081)	–	(1,939,767)	(140,334)	(743,392)	(326,723)	(308,302)
Annual maintenance charge (Note 3)	(19,419)	(1,865)	–	(46,854)	(771)	(14,187)	(2,686)	(3,927)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	4,477,801	83,542	–	3,685,768	(62,526)	1,602,102	(24,739)	262,529
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,222,455	232,283	–	14,855,565	6,498	3,640,840	101,393	720,254
Net Assets:
Beginning of year	17,165,975	1,465,446	–	24,312,344	1,266,222	9,500,117	3,691,982	2,976,974
End of year	$23,388,430	$1,697,729	$–	$39,167,909	$1,272,720	$13,140,957	$3,793,375	$3,697,228
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$26,362	$137,568	$–	$–	$2,198,266	$604,513	$209,980	$350,742
Capital gain distribution	110,818	–	–	–	–	–	–	–
Net realized gain (loss) on investments	38,575	(30,015)	(14,191)	(156,642)	1,554,439	24,287	(33,141)	131,011
Net change in unrealized appreciation (depreciation) on investments	289,148	144,006	20,471	261,109	27,745,377	2,330,793	329,054	5,183,130
Mortality and expense risk charge (Note 3)	(48,119)	(39,049)	(2,482)	(44,388)	(1,673,545)	(223,366)	(71,018)	(295,170)
Net increase (decrease) in net assets resulting from operations	416,784	212,510	3,798	60,079	29,824,537	2,736,227	434,875	5,369,713
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	645,268	433,870	7,426	196,044	25,104,468	2,699,990	975,098	4,789,277
Net transfer from (to) fixed accumulation account	(72,205)	30,432	(29,640)	(137,809)	2,596,737	467,985	127,320	887,287
Transfer between funds	106,758	141,675	596	58,835	1,547,077	(184,358)	68,592	628,807
Payments to contract owners	(363,185)	(196,105)	(978)	(294,361)	(8,586,143)	(1,400,638)	(305,626)	(1,045,979)
Annual maintenance charge (Note 3)	(4,874)	(2,523)	(61)	(712)	(151,657)	(15,273)	(6,453)	(22,090)
Surrender charges (Note 3)	–	–	–	(726)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	311,762	407,349	(22,657)	(178,729)	20,510,482	1,567,706	858,931	5,237,302
TOTAL INCREASE (DECREASE) IN NET ASSETS	728,546	619,859	(18,859)	(118,650)	50,335,019	4,303,933	1,293,806	10,607,015
Net Assets:
Beginning of year	3,616,118	2,914,630	219,645	3,925,091	111,865,639	16,050,528	5,129,885	19,458,301
End of year	$4,344,664	$3,534,489	$200,786	$3,806,441	$162,200,658	$20,354,461	$6,423,691	$30,065,316
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
OPERATIONS
Investment Income	$181,881	$755,327	$55,675	$378,921	$187,843	$400,166	$239,086	$766,147
Capital gain distribution	–	–	–	–	724,242	–	265,905	338,741
Net realized gain (loss) on investments	–	(106,475)	(189,667)	13,909	72,051	181,337	(628,219)	(230,719)
Net change in unrealized appreciation (depreciation) on investments	–	800,167	2,938,237	692,890	1,255,898	3,488,865	1,224,057	2,800,963
Mortality and expense risk charge (Note 3)	(44,395)	(156,759)	(161,714)	(109,298)	(114,097)	(282,808)	(118,720)	(336,355)
Net increase (decrease) in net assets resulting from operations	137,486	1,292,260	2,642,531	976,422	2,125,937	3,787,560	982,109	3,338,777
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,256,931	1,932,432	1,361,415	1,372,841	2,092,358	4,703,138	436,459	4,753,475
Net transfer from (to) fixed accumulation account	2,088,740	(236,546)	(153,959)	39,974	182,064	1,176,794	(1,169,324)	(256,379)
Transfer between funds	31,615	706,835	(90,526)	513,198	342,159	756,800	(267,925)	(1,509,444)
Payments to contract owners	(513,863)	(847,129)	(1,072,686)	(684,529)	(674,147)	(1,272,284)	(1,691,908)	(2,492,147)
Annual maintenance charge (Note 3)	(2,722)	(12,454)	(15,426)	(7,829)	(9,672)	(23,343)	(5,315)	(21,584)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	4,860,701	1,543,138	28,818	1,233,655	1,932,762	5,341,105	(2,698,013)	473,921
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,998,187	2,835,398	2,671,349	2,210,077	4,058,699	9,128,665	(1,715,904)	3,812,698
Net Assets:
Beginning of year	2,329,626	11,774,494	11,624,461	8,065,233	7,861,163	19,175,270	10,343,960	25,126,088
End of year	$7,327,813	$14,609,892	$14,295,810	$10,275,310	$11,919,862	$28,303,935	$8,628,056	$28,938,786
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
OPERATIONS
Investment Income	$1,107,008	$1,081,880	$952,730	$739,766	$775,343	$116,558	$132,891	$412,967
Capital gain distribution	–	–	–	–	–	–	–	137,391
Net realized gain (loss) on investments	51,042	14,082	68,334	184,376	142,245	(33,318)	9,315	(598,489)
Net change in unrealized appreciation (depreciation) on investments	4,687,557	5,041,474	4,953,773	4,242,360	4,700,361	705,071	754,126	1,437,675
Mortality and expense risk charge (Note 3)	(486,064)	(477,528)	(437,451)	(356,429)	(377,571)	(52,948)	(60,072)	(172,916)
Net increase (decrease) in net assets resulting from operations	5,359,543	5,659,908	5,537,386	4,810,073	5,240,378	735,363	836,260	1,216,628
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	7,765,667	8,001,506	8,124,084	6,616,347	7,278,657	2,032,409	2,710,190	2,126,162
Net transfer from (to) fixed accumulation account	(569,733)	59,607	15,554	(356,353)	(81,371)	(40,210)	(5,600)	(453,925)
Transfer between funds	(231,304)	(469,387)	(202,572)	(418,238)	(296,562)	(50,973)	8,047	(737,491)
Payments to contract owners	(3,234,707)	(1,594,015)	(1,954,901)	(1,668,292)	(1,427,385)	(251,911)	(372,189)	(2,178,224)
Annual maintenance charge (Note 3)	(45,370)	(62,199)	(71,689)	(68,969)	(97,383)	(23,483)	(27,808)	(7,856)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	3,684,553	5,935,512	5,910,476	4,104,495	5,375,956	1,665,832	2,312,640	(1,251,334)
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,044,096	11,595,420	11,447,862	8,914,568	10,616,334	2,401,195	3,148,900	(34,706)
Net Assets:
Beginning of year	34,701,921	33,147,851	29,570,156	24,314,596	25,187,358	3,019,043	3,198,082	13,649,066
End of year	$43,746,017	$44,743,271	$41,018,018	$33,229,164	$35,803,692	$5,420,238	$6,346,982	$13,614,360
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
OPERATIONS
Investment Income	$655,227	$162,316	$74,001	$25,894	$57,592	$29,491	$31,022	$3,695
Capital gain distribution	–	359,492	6,447	55,835	72,273	55,637	–	–
Net realized gain (loss) on investments	(217,212)	346,015	(142,469)	(33,640)	(31,303)	(13,377)	(40,493)	(40,287)
Net change in unrealized appreciation (depreciation) on investments	770,907	1,796,833	311,396	181,871	475,041	68,269	115,553	201,019
Mortality and expense risk charge (Note 3)	(258,725)	(144,685)	(48,321)	(20,943)	(49,863)	(15,009)	(20,177)	(11,464)
Net increase (decrease) in net assets resulting from operations	950,197	2,519,971	201,054	209,017	523,740	125,011	85,905	152,963
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	4,078,278	1,383,485	526,704	80,029	204,673	50,044	606,538	22,889
Net transfer from (to) fixed accumulation account	(442,971)	86,839	(92,702)	42,051	101,153	4,937	(231,746)	14,045
Transfer between funds	678,634	134,859	347,899	(5,515)	52,803	62,280	7,218	12,298
Payments to contract owners	(1,393,112)	(1,440,868)	(412,643)	(239,266)	(551,131)	(71,046)	(24,723)	(70,232)
Annual maintenance charge (Note 3)	(15,671)	(3,927)	(2,068)	(563)	(1,403)	(354)	(1,081)	(303)
Surrender charges (Note 3)	–	–	(93)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,905,158	160,388	367,097	(123,264)	(193,905)	45,861	356,206	(21,303)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,855,355	2,680,359	568,151	85,753	329,835	170,872	442,111	131,660
Net Assets:
Beginning of year	19,469,654	9,994,755	3,650,804	1,604,529	3,805,258	1,156,764	1,552,735	862,362
End of year	$23,325,009	$12,675,114	$4,218,955	$1,690,282	$4,135,093	$1,327,636	$1,994,846	$994,022
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$94,535	$5,710,391
Capital gain distribution	–	15,113,133
Net realized gain (loss) on investments	(221,533)	(6,915,135)
Net change in unrealized appreciation (depreciation) on investments	305,230	51,587,921
Mortality and expense risk charge (Note 3)	(43,567)	(5,304,152)
Net increase (decrease) in net assets resulting from operations	134,665	60,192,158
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	224,693	12,486,814
Net transfer from (to) fixed accumulation account	60,518	(7,019,621)
Transfer between funds	128,156	(2,553,234)
Payments to contract owners	(780,416)	(27,221,940)
Annual maintenance charge (Note 3)	(1,095)	(183,227)
Surrender charges (Note 3)	–	(1,426)
Mortality guarantee adjustment	–	47,275
Net increase (decrease) in net assets resulting from contract owners; transactions	(368,144)	(24,445,359)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(233,479)	35,746,799
Net Assets:
Beginning of year	3,509,796	413,210,447
End of year	$3,276,317	$448,957,246
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements
For the Year Ended December 31, 2024 and December 31, 2023
1. NATURE OF SEPARATE ACCOUNT
Horace Mann Life Insurance Company - Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts.
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1
AMERICAN FUNDS IS GROWTH FUND CLASS 4
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4
BLACKROCK HIGH YIELD V.I. FUND CLASS I
BLACKROCK HIGH YIELD V.I. FUND CLASS III
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
CALVERT VP SRI BALANCED PORTFOLIO CLASS I
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
DFA VA U.S. TARGETED VALUE PORTFOLIO
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2024 and December 31, 2023
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES
JPMORGAN SMALL CAP VALUE FUND CLASS A
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS
MFS VIT MID CAP VALUE PORTFOLIO SC
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
TEMPLETON GLOBAL BOND VIP FUND CLASS 1
TEMPLETON GLOBAL BOND VIP FUND CLASS 4
VANGUARD 500 INDEX FUND ADMIRAL SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES
VANGUARD MID-CAP GROWTH INDEX FUND
VANGUARD REIT INDEX FUND ADMIRAL SHARES
VANGUARD SELECTED VALUE FUND INVESTOR SHARES

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2024 and December 31, 2023
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
VANGUARD TARGET RETIREMENT 2020 FUND
VANGUARD TARGET RETIREMENT 2025 FUND
VANGUARD TARGET RETIREMENT 2030 FUND
VANGUARD TARGET RETIREMENT 2035 FUND
VANGUARD TARGET RETIREMENT 2040 FUND
VANGUARD TARGET RETIREMENT 2045 FUND
VANGUARD TARGET RETIREMENT 2050 FUND
VANGUARD TARGET RETIREMENT 2055 FUND
VANGUARD TARGET RETIREMENT 2060 FUND
VANGUARD TARGET RETIREMENT INCOME FUND
VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD VIF EQUITY INDEX PORTFOLIO
VANGUARD VIF GLOBAL BOND INDEX
VANGUARD VIF INTERNATIONAL PORTFOLIO
VANGUARD VIF MID-CAP INDEX PORTFOLIO
VANGUARD VIF REIT INDEX PORTFOLIO
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
WILSHIRE VIT GLOBAL ALLOCATION FUND
The funds listed above are collectively referred to as the "Funds".
During 2024 and 2023 no new funds were added to the separate account.
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A purchase payment could be presented as a negative equity transaction in the Statement of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.
Segment Reporting
In this reporting period, the subaccounts adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”).  Adoption of the new standard impacted disclosures only and did not affect the subaccounts’ financial position nor the results of their operations.  An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2024 and December 31, 2023
operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.  The Executive Vice President of Life and Retirement is the Account’s CODM and has determined that each subaccount has operated as a single segment since inception.  The CODM monitors the operating results of each subaccount and each subaccount’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by each subaccount’s portfolio management team.  The financial information, in the form of the subaccounts’ holdings, total returns, expense ratios, and changes in contract owners’ equity (i.e., changes in contract owners’ equity resulting from operations, contract purchase payments, withdrawals, surrenders, and transfers) are used by the CODM to assess each subaccount’s performance by comparing the  underlying mutual funds’ performance to their respective benchmark and to make resource allocation decisions for each subaccount’s single segment, which is consistent with that presented within the subaccounts’ financial statements.  Segment assets are reflected on the subaccounts’ Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statements of Operations.”
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2024, there were no transfers out of Level 1 securities.
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2024 and December 31, 2023
Calculation of Annuity Reserves.
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return varies from 2% to 4% depending on the original contract. The mortality risk is fully borne by HMLIC and may result in additional amounts being transferred into the Separate Account by HMLIC to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to HMLIC.
Subsequent Events
Management evaluated subsequent events for the Separate Account through the date the financial statements were issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.
3. EXPENSES AND RELATED PARTY TRANSACTIONS
Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.
For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Accounts as a direct reduction to unit value ranging from 0% to 1.25% of the daily net assets of the Separate Account depending on the product and options selected. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the net assets (0.45% for mortality risk, and 0.80% expense risk; these may vary from time to time). However, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. Optional guaranteed minimum death benefit riders can be elected at time of issue at an additional annual charge not to exceed .40% of net assets. The fees are computed on a daily basis.
An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. When taken, the contract maintenance charge is assessed on the contract anniversary date through a reduction of units. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the sub-account(s) containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subsaccounts have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $10,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.
In the event of a contract being surrendered or withdrawn from the sub-account, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the sub-account(s).
HMLIC did not contribute any bonus credits in 2024 and contributed $(303) in bonus creditsto the contract owner accounts for the year ended December 31, 2023. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2024
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2024 purchases and proceeds from sales of fund shares were as follows:
	Purchases	Sales
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	$2,202	$51,769
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	1,111,802	8,205,647
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	1,823,789	791,762
AMERICAN FUNDS IS GROWTH FUND CLASS 4	7,355,441	8,047,844
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	2,036,107	611,818
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	1,297,843	1,505,044
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	126,533	107,550
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	1,163,689	2,093,207
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	1,067,395	529,931
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	3,083,624	4,772,208
BLACKROCK HIGH YIELD V.I. FUND CLASS I	249,825	241,280
BLACKROCK HIGH YIELD V.I. FUND CLASS III	507,616	413,160
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	9,075,406	15,953,308
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	23,070,817	28,906,691
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	4,629,528	1,784,063
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	194,910	1,006,114
DFA VA U.S. TARGETED VALUE PORTFOLIO	194,395	26,049
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	172,192	741,298
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	67,908	53,934
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	192,607	904,837
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	1,323,848	1,964,761
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	398,010	367,914
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	255,436	246,308
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	3,268,406	2,042,679
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	165,718	12,835
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	147,342	14,303
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	2,990,058	1,199,147
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	16,607	213,717
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	8,917	1,706
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	170,111	88
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	1,547	256
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	459,147	3,460
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	100,222	849,980
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	486,369	558,323
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	1,013,501	2,162,966
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,450,049	6,260,763
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	3,026,440	6,999,756
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	2,151,794	3,631,044
FIDELITY VIP INDEX 500 PORTFOLIO SC2	25,913,458	47,122,772
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	1,988,876	324,746
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	4,445,284	4,698,587
FIDELITY VIP OVERSEAS PORTFOLIO SC2	6,369,449	5,433,402
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	1,748,680	3,492,963
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	14,272,854	4,407,184
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	261,010	109,680
JPMORGAN SMALL CAP VALUE FUND CLASS A	528,897	651,794
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	387,522	1,500,494
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	4,626,568	3,814,462
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	215,220	161,655
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	260,320	478,609
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	62,181	78,719
MFS VIT MID CAP VALUE PORTFOLIO SC	692,859	858,788
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	1,261,866	712,138
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	3,449,928	856,713
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	572,926	573,183
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	592,273	410,241
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	10,847,466	3,518,855
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	552,316	264,814

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2024
	Purchases	Sales
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	13,114,565	5,624,709
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	163,254	153,117
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	3,837,402	1,644,490
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	530,421	532,494
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	1,074,216	403,384
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	1,670,830	417,733
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	1,079,256	569,962
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	40,032	87,963
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	321,594	908,547
VANGUARD 500 INDEX FUND ADMIRAL SHARES	51,422,907	19,291,466
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	6,261,690	2,484,363
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	2,328,820	787,544
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	8,075,837	3,236,543
VANGUARD FEDERAL MONEY MARKET FUND	13,442,115	3,620,760
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	5,806,415	2,144,313
VANGUARD MID-CAP GROWTH INDEX FUND	1,598,492	2,626,926
VANGUARD REIT INDEX FUND ADMIRAL SHARES	2,070,065	1,356,354
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	5,590,387	1,587,664
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	10,386,388	2,844,648
VANGUARD TARGET RETIREMENT 2020 FUND	1,543,162	1,708,237
VANGUARD TARGET RETIREMENT 2025 FUND	5,867,368	6,774,033
VANGUARD TARGET RETIREMENT 2030 FUND	13,250,431	6,630,690
VANGUARD TARGET RETIREMENT 2035 FUND	12,019,548	4,913,107
VANGUARD TARGET RETIREMENT 2040 FUND	13,369,394	3,300,145
VANGUARD TARGET RETIREMENT 2045 FUND	8,236,297	2,439,592
VANGUARD TARGET RETIREMENT 2050 FUND	9,545,857	2,528,539
VANGUARD TARGET RETIREMENT 2055 FUND	3,036,639	368,198
VANGUARD TARGET RETIREMENT 2060 FUND	3,537,267	667,604
VANGUARD TARGET RETIREMENT INCOME FUND	2,474,566	2,721,288
VANGUARD TOTAL BOND MARKET INDEX FUND	6,994,404	4,495,053
VANGUARD VIF EQUITY INDEX PORTFOLIO	2,260,023	1,584,978
VANGUARD VIF GLOBAL BOND INDEX	1,336,228	802,794
VANGUARD VIF INTERNATIONAL PORTFOLIO	212,870	326,012
VANGUARD VIF MID-CAP INDEX PORTFOLIO	554,836	382,395
VANGUARD VIF REIT INDEX PORTFOLIO	111,394	227,875
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	937,238	305,300
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	60,578	189,219
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	654,567	593,860
WILSHIRE VIT GLOBAL ALLOCATION FUND	19,962,402	57,948,874

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Year Ended December 31, 2023 and December 31, 2024
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units outstanding at 1/1/2023	Consideration Received 2023	Net Transfers 2023	Payments to Contract Owners 2023	Units Outstanding at 12/31/2023	Consideration Received 2024	Net Transfers 2024	Payments to Contract Owners 2024	Units Outstanding at 12/31/2024
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	6,823	20	70	(997)	5,916	88	(55)	(833)	5,117
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	667,896	21,796	(14,771)	(56,161)	618,759	15,530	(39,217)	(54,024)	541,048
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	203,672	127,254	13,546	(29,466)	315,006	86,474	42,988	(45,653)	398,815
AMERICAN FUNDS IS GROWTH FUND CLASS 4	221,246	9,339	752	(19,771)	211,566	6,399	1,355	(22,775)	196,545
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	121,640	50,875	6,715	(11,002)	168,228	62,009	29,585	(12,646)	247,177
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	597,410	31,468	(2,517)	(37,349)	589,011	24,321	15,798	(58,251)	570,879
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	30,459	537	599	(3,584)	28,011	2,194	(43)	(1,605)	28,557
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	528,352	28,054	(17,901)	(43,766)	494,739	23,981	(22,803)	(44,844)	451,073
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	150,380	22,353	6,785	(28,846)	150,671	23,334	7,456	(13,000)	168,460
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,131,920	48,120	30,302	(128,908)	1,081,435	41,859	(841)	(119,923)	1,002,530
BLACKROCK HIGH YIELD V.I. FUND CLASS I	196,076	16,221	4,462	(14,983)	201,775	11,240	1,555	(21,493)	193,077
BLACKROCK HIGH YIELD V.I. FUND CLASS III	209,382	11,503	1,348	(18,524)	203,709	9,444	24,778	(29,874)	208,057
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,401,764	91,668	(33,859)	(216,824)	3,242,748	76,644	(79,849)	(229,425)	3,010,117
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,452,711	38,379	(25,032)	(82,071)	1,383,988	31,245	(42,070)	(95,300)	1,277,863
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	2,846,090	629,135	391,219	(272,865)	3,593,579	761,846	309,989	(332,809)	4,332,605
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	77,347	3,517	435	(8,318)	72,981	3,207	(7,670)	(9,643)	58,875
DFA VA U.S. TARGETED VALUE PORTFOLIO	24,064	787	209	(1,374)	23,686	1,179	2,054	(952)	25,966
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	154,826	6,520	(14,848)	(27,012)	119,487	2,405	(23,663)	(7,892)	90,337
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	49,385	4,460	(30)	(1,561)	52,254	747	(316)	(1,829)	50,856
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	108,795	12,744	(8,027)	(25,167)	88,344	7,971	(17,293)	(22,687)	56,335
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	717,202	53,261	3,953	(47,626)	726,789	41,432	(14,109)	(81,297)	672,815
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	80,929	11,999	2,744	(6,614)	89,057	16,519	(4,943)	(10,077)	90,555
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	60,862	502	(5,733)	(7,534)	48,097	4,963	964	(6,961)	47,063
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	878,641	64,828	(3,874)	(30,452)	909,143	53,817	(12,562)	(45,737)	904,662
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	14,679	783	168	(292)	15,338	3,782	212	(15)	19,317
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	31,651	372	(3,820)	(16)	28,186	1,565	1,590	(149)	31,192
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	658,034	56,108	4,474	(35,545)	683,071	45,706	4,652	(28,945)	704,484
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	14,491	3,819	(804)	(2,769)	14,737	146	30	(6,363)	8,549
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	7,700	2,032	(218)	1	9,514	–	278	(3)	9,789
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	34,564	3,815	23,377	(1,778)	59,978	5,551	1,665	(3,695)	63,499
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	567	91	–	(7)	651	76	–	(7)	721
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	7,340	96	436	(807)	7,065	94	27,308	(187)	34,280
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	228,449	10,108	(54,307)	(19,944)	164,306	3,211	(18,561)	(35,476)	113,480
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	334,852	9,877	(10,623)	(35,356)	298,750	12,013	9,258	(31,859)	288,162

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Year Ended December 31, 2023 and December 31, 2024
Account Division	Units outstanding at 1/1/2023	Consideration Received 2023	Net Transfers 2023	Payments to Contract Owners 2023	Units Outstanding at 12/31/2023	Consideration Received 2024	Net Transfers 2024	Payments to Contract Owners 2024	Units Outstanding at 12/31/2024
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	713,842	34,634	(15,286)	(42,012)	691,177	25,848	(19,036)	(68,350)	629,638
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,809,377	164,072	(75,092)	(161,922)	2,736,436	139,148	(86,482)	(213,414)	2,575,689
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,373,821	129,637	(72,848)	(149,603)	2,281,007	108,283	(125,157)	(203,440)	2,060,693
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,430,351	99,218	(26,119)	(101,409)	1,402,041	74,149	(58,061)	(90,943)	1,327,187
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,207,284	30,205	(28,462)	(85,024)	1,124,003	23,124	(30,397)	(88,606)	1,028,123
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	83,668	107,986	44,491	(9,300)	226,845	97,330	49,615	(19,878)	353,911
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,601,980	69,382	25,051	(108,155)	1,588,258	70,160	37,498	(131,591)	1,564,325
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,851,156	65,842	(76,191)	(122,101)	1,718,706	51,844	(49,918)	(126,183)	1,594,449
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	890,320	47,524	13,209	(80,590)	870,463	38,968	(34,159)	(78,597)	796,675
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	14,690,203	1,721,906	7,860,364	(2,458,037)	21,814,436	4,614,485	6,794,919	(2,965,894)	30,257,946
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,526	169	120	(445)	3,370	1,476	(168)	(101)	4,576
JPMORGAN SMALL CAP VALUE FUND CLASS A	101,676	5,938	6,058	(10,344)	103,328	4,968	(1,595)	(12,749)	93,952
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	184,722	10,288	(10,339)	(20,243)	164,429	6,904	(9,978)	(14,499)	146,857
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	830,097	21,690	(6,873)	(59,363)	785,551	13,316	(16,949)	(58,631)	723,287
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	43,494	2,319	3,146	(4,391)	44,568	4,132	4,470	(5,817)	47,353
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	155,832	10,539	23,094	(18,070)	171,396	7,379	(4,468)	(14,149)	160,158
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	40,645	2,435	(204)	(2,102)	40,774	1,928	(3,413)	(1,796)	37,493
MFS VIT MID CAP VALUE PORTFOLIO SC	353,833	17,295	34,457	(53,225)	352,360	15,431	(20,853)	(27,278)	319,660
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	78,855	34,226	6,927	(7,892)	112,116	30,847	19,860	(14,056)	148,767
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	77,594	32,966	5,466	(5,743)	110,284	31,344	15,605	(9,825)	147,408
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	68,959	5,629	967	(10,716)	64,839	5,318	(2,005)	(5,845)	62,308
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	95,405	11,984	1,942	(8,752)	100,579	11,199	3,410	(7,419)	107,769
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	357,442	105,201	24,332	(37,261)	449,714	101,056	41,045	(54,921)	536,893
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	71,694	9,657	286	(6,257)	75,381	15,221	6,778	(8,521)	88,859
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	287,784	61,671	(3,281)	(23,088)	323,086	57,284	(2,914)	(29,700)	347,756
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	173,229	12,510	(1,848)	(19,266)	164,625	7,609	6,340	(11,556)	167,018
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	114,619	24,941	1,465	(8,743)	132,282	24,343	4,244	(11,253)	149,616
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	419,684	27,234	7,597	(37,566)	416,949	22,439	14,760	(41,346)	412,803
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	256,172	38,166	8,016	(25,402)	276,952	43,489	23,996	(27,970)	316,467
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	59,204	10,408	600	(6,031)	64,181	9,910	6,021	(5,375)	74,737
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	225,941	33,196	13,071	(15,083)	257,125	43,998	18,004	(31,844)	287,283
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,179	523	(2,015)	(72)	13,615	300	2,456	(4,559)	11,812

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Year Ended December 31, 2023 and December 31, 2024
Account Division	Units outstanding at 1/1/2023	Consideration Received 2023	Net Transfers 2023	Payments to Contract Owners 2023	Units Outstanding at 12/31/2023	Consideration Received 2024	Net Transfers 2024	Payments to Contract Owners 2024	Units Outstanding at 12/31/2024
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	217,806	11,140	(4,312)	(16,783)	207,852	10,988	(6,577)	(20,973)	191,290
VANGUARD 500 INDEX FUND ADMIRAL SHARES	306,365	65,436	10,682	(26,220)	356,263	66,458	20,141	(32,423)	410,440
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,072,293	181,776	18,505	(102,562)	1,170,012	176,699	116,633	(118,581)	1,344,763
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	143,521	29,362	5,484	(11,696)	166,671	30,975	18,826	(16,735)	199,737
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	192,196	48,683	14,179	(15,260)	239,798	40,414	12,706	(20,013)	272,905
VANGUARD FEDERAL MONEY MARKET FUND	2,343,743	3,206,246	2,080,301	(527,316)	7,102,974	8,759,003	2,837,386	(2,701,718)	15,997,646
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,841,582	292,280	68,463	(131,719)	2,070,607	369,326	261,961	(220,790)	2,481,104
VANGUARD MID-CAP GROWTH INDEX FUND	349,061	37,599	(6,334)	(30,230)	350,097	28,455	(17,434)	(31,875)	329,243
VANGUARD REIT INDEX FUND ADMIRAL SHARES	59,346	10,165	4,164	(5,204)	68,472	7,099	3,356	(8,213)	70,713
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	188,441	49,513	11,523	(18,664)	230,813	44,058	20,618	(27,399)	268,090
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	215,427	55,036	20,974	(19,049)	272,388	51,941	34,625	(21,887)	337,067
VANGUARD TARGET RETIREMENT 2020 FUND	293,732.00	11,860.00	(38,777.00)	(46,330.00)	220,485.00	19,258	(5,906)	(25,840)	207,997
VANGUARD TARGET RETIREMENT 2025 FUND	1,193,022	215,605	(77,132)	(116,953)	1,214,542	137,240	(105,803)	(130,764)	1,115,215
VANGUARD TARGET RETIREMENT 2030 FUND	894,698	188,594	(18,301)	(80,491)	984,500	215,915	(14,230)	(92,383)	1,093,802
VANGUARD TARGET RETIREMENT 2035 FUND	1,360,673	307,108	(14,717)	(65,584)	1,587,480	291,721	5,560	(109,321)	1,775,440
VANGUARD TARGET RETIREMENT 2040 FUND	690,015	179,389	(4,210)	(46,259)	818,934	197,684	14,381	(46,035)	984,964
VANGUARD TARGET RETIREMENT 2045 FUND	885,181	225,914	(24,708)	(61,312)	1,025,074	196,547	(14,727)	(38,652)	1,168,242
VANGUARD TARGET RETIREMENT 2050 FUND	568,886	153,246	(7,315)	(33,465)	681,352	142,643	967	(35,617)	789,345
VANGUARD TARGET RETIREMENT 2055 FUND	64,583	40,329	(1,707)	(5,505)	97,700	44,660	1,912	(4,168)	140,103
VANGUARD TARGET RETIREMENT 2060 FUND	77,458	60,892	111	(8,955)	129,506	59,078	3,254	(11,550)	180,288
VANGUARD TARGET RETIREMENT INCOME FUND	943,804	143,480	(77,889)	(147,982)	861,413	91,072	(25,196)	(97,800)	829,489
VANGUARD TOTAL BOND MARKET INDEX FUND	1,912,181	404,255	23,583	(145,594)	2,194,425	328,755	187,257	(294,267)	2,416,170
VANGUARD VIF EQUITY INDEX PORTFOLIO	167,137	21,377	3,611	(21,964)	170,160	14,594	(9,583)	(13,016)	162,155
VANGUARD VIF GLOBAL BOND INDEX	196,119	28,476	13,591	(22,678)	215,507	22,599	32,854	(24,379)	246,581
VANGUARD VIF INTERNATIONAL PORTFOLIO	50,637	2,330	1,106	(6,965)	47,108	2,254	(1,956)	(3,840)	43,566
VANGUARD VIF MID-CAP INDEX PORTFOLIO	121,633	6,272	4,945	(17,313)	115,537	10,560	(4,238)	(7,283)	114,575
VANGUARD VIF REIT INDEX PORTFOLIO	78,792	3,429	4,612	(4,856)	81,977	2,175	(4,659)	(5,918)	73,576
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	153,731	72,241	(22,007)	(15,588)	188,377	51,864	25,805	(22,106)	243,939
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	30,102	737	850	(2,327)	29,362	1,636	(3,089)	(1,339)	26,570
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	318,779	20,097	16,964	(70,451)	285,389	28,655	5,344	(25,354)	294,034
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,253,215	353,409	(263,084)	(766,408)	11,577,132	275,690	(275,889)	(890,792)	10,686,140

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	5,117	45.82	234,477	1.25%	-%	19.57%
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	541,048	24.17 to 72.84	36,958,287	0.95% to 1.65%	-%	16.22% to 17.03%
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	398,815	11.88	4,736,245	1.25%	4.47%	(0.25)%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	196,545	321.31 to 346.95	66,213,915	0.95% to 1.65%	0.17%	29.16% to 30.06%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	247,177	19.69	4,867,291	1.25%	3.11%	2.34%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	570,879	18.05 to 19.65	10,921,603	0.95% to 1.65%	1.96%	12.77% to 13.52%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	28,557	32.84	937,688	1.25%	1.71%	5.53%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	451,073	34.30 to 37.06	16,224,926	0.95% to 1.65%	1.18%	4.57% to 5.31%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	168,460	28.94	4,874,954	1.25%	1.92%	17.93%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,002,530	32.80 to 35.40	34,511,565	0.95% to 1.65%	1.45%	16.89% to 17.73%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	193,077	9.65	1,853,437	1.25%	6.98%	6.87%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	208,057	08.98 to 09.70	1,968,744	0.95% to 1.65%	6.73%	6.11% to 6.83%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,010,117	19.39 to 53.35	153,288,008	0.95% to 1.65%	1.13%	6.20% to 6.94%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,277,863	213.74 to 237.74	290,314,394	0.95% to 1.65%	1.22%	11.45% to 12.23%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	4,332,605	3.53	15,294,022	1.25%	1.83%	18.06%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	58,875	36.11 to 37.39	2,164,370	0.95% to 1.65%	-%	2.78% to 3.52%
DFA VA U.S. TARGETED VALUE PORTFOLIO	25,966	35.95	933,565	1.25%	1.47%	6.80%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	90,337	17.36 to 18.80	1,656,211	0.95% to 1.65%	2.78%	3.83% to 5.20%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	50,856	18.96	964,369	1.25%	2.92%	6.34%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	56,335	20.51	1,155,396	1.25%	2.25%	7.10%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	672,815	20.47 to 21.93	14,364,087	0.95% to 1.65%	2.30%	6.50% to 7.24%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	90,555	21.42	1,939,609	1.25%	2.34%	8.07%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	47,063	35.81	1,685,207	1.25%	1.94%	9.64%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	904,662	35.86 to 38.29	33,733,851	0.95% to 1.65%	1.71%	8.96% to 9.71%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	19,317	36.20	699,264	1.25%	1.65%	11.69%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	31,192	36.25	1,130,779	1.25%	1.42%	12.44%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	704,484	36.58 to 39.11	26,782,971	0.95% to 1.65%	1.14%	11.59% to 12.48%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	8,549	32.83	280,649	1.25%	1.07%	12.43%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	9,789	15.65 to 16.66	157,670	0.95% to 1.65%	1.33%	11.71% to 12.42%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	63,499	15.46 to 16.31	1,013,060	0.95% to 1.65%	1.12%	11.54% to 12.48%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	721	16.21	11,687	1.25%	1.34%	12.49%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	34,280	15.41 to 16.35	545,800	0.95% to 1.65%	1.64%	11.59% to 12.53%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	113,480	13.37	1,517,076	1.25%	3.27%	3.16%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	288,162	13.30 to 13.90	3,930,773	0.95% to 1.65%	3.49%	3.91% to 4.43%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	629,638	17.94 to 19.04	11,667,915	0.95% to 1.65%	2.25%	6.60% to 7.33%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,575,689	17.98 to 19.16	48,001,126	0.95% to 1.65%	1.94%	7.66% to 8.43%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,060,693	21.02 to 22.41	44,950,535	0.95% to 1.65%	1.59%	8.86% to 9.64%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,327,188	23.19 to 24.56	31,697,043	0.95% to 1.65%	1.23%	10.59% to 11.33%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,028,123	561.23 to 745.94	737,195,315	0.95% to 1.65%	1.07%	22.56% to 23.42%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	353,911	12.41	4,390,498	1.25%	3.90%	0.57%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,564,325	10.62 to 23.76	34,784,331	0.95% to 1.65%	3.35%	(0.19)% to 0.55%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,594,449	25.15 to 45.20	67,071,543	0.95% to 1.65%	1.44%	3.07% to 3.81%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	796,675	23.76 to 25.35	19,662,120	0.95% to 1.65%	3.85%	4.53% to 5.27%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	30,257,946	01.06 to 01.09	32,203,969	0.95% to 1.65%	5.11%	2.88% to 3.92%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	4,576	135.36	619,452	1.25%	0.75%	14.18%
JPMORGAN SMALL CAP VALUE FUND CLASS A	93,952	42.14 to 45.03	4,122,886	0.95% to 1.65%	0.80%	6.95% to 7.70%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	146,856	50.27 to 54.56	7,749,817	0.95% to 1.65%	0.16%	20.21% to 21.03%
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	723,287	79.19 to 85.97	59,460,295	0.95% to 1.65%	0.53%	21.96% to 22.81%
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	47,353	22.48	1,064,528	1.25%	1.00%	3.64%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	160,158	19.50 to 20.27	3,194,499	0.95% to 1.65%	0.83%	6.97% to 7.70%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	37,494	15.84	593,850	1.25%	1.28%	12.34%
MFS VIT MID CAP VALUE PORTFOLIO SC	319,660	19.18 to 20.64	6,429,041	0.95% to 1.65%	1.05%	11.71% to 12.42%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	148,767	24.39	3,628,741	1.25%	-%	5.40%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	147,408	71.67	10,565,007	1.25%	0.34%	21.80%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	62,307	74.62	4,649,557	1.25%	-%	33.82%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	107,769	35.28	3,802,269	1.25%	0.35%	(2.94)%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	536,893	57.47	30,854,817	1.25%	2.07%	10.50%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	88,859	22.50	1,999,036	1.25%	2.38%	(0.09)%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	347,756	155.16	53,958,382	1.25%	-%	27.99%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	167,017	7.24	1,209,782	1.25%	3.02%	(6.34)%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	149,616	101.89	15,244,026	1.25%	-%	2.57%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	412,802	9.10	3,756,918	1.25%	4.40%	0.00%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	316,467	13.57	4,293,155	1.25%	2.49%	1.65%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	74,736	74.17	5,543,150	1.25%	0.93%	9.57%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	287,283	14.12	4,056,384	1.25%	4.81%	2.69%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	11,812	12.94	152,865	1.25%	-%	(12.27)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	191,290	14.99 to 16.65	3,057,128	0.95% to 1.65%	-%	(12.90)% to (12.23)%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	410,441	561.92	230,636,507	1.25%	1.37%	23.42%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,344,763	17.70	23,807,123	1.25%	3.38%	1.72%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	199,737	42.24	8,437,275	1.25%	3.41%	9.60%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	272,905	144.77	39,508,262	1.25%	1.18%	15.46%
VANGUARD FEDERAL MONEY MARKET FUND	15,997,646	1.07	17,150,736	1.25%	5.37%	3.88%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	2,481,104	7.41	18,392,125	1.25%	6.15%	4.96%
VANGUARD MID-CAP GROWTH INDEX FUND	329,243	47.51	15,642,964	1.25%	1.85%	16.36%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	70,713	155.50	10,995,578	1.25%	3.90%	3.62%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	268,090	54.67	14,656,070	1.25%	1.89%	5.87%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	337,067	117.24	39,516,082	1.25%	1.41%	12.83%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2020 FUND	207,996	41.64	8,660,630	1.25%	2.92%	6.41%
VANGUARD TARGET RETIREMENT 2025 FUND	1,115,215	25.75	28,718,340	1.25%	2.74%	8.06%
VANGUARD TARGET RETIREMENT 2030 FUND	1,093,801	48.56	53,118,797	1.25%	2.90%	9.30%
VANGUARD TARGET RETIREMENT 2035 FUND	1,775,440	31.12	55,243,091	1.25%	2.77%	10.39%
VANGUARD TARGET RETIREMENT 2040 FUND	984,964	55.84	54,998,671	1.25%	2.72%	11.48%
VANGUARD TARGET RETIREMENT 2045 FUND	1,168,242	36.47	42,603,480	1.25%	2.53%	12.49%
VANGUARD TARGET RETIREMENT 2050 FUND	789,345	59.49	46,961,042	1.25%	2.43%	13.21%
VANGUARD TARGET RETIREMENT 2055 FUND	140,103	62.81	8,800,472	1.25%	2.62%	13.21%
VANGUARD TARGET RETIREMENT 2060 FUND	180,289	55.48	10,002,930	1.25%	2.56%	13.20%
VANGUARD TARGET RETIREMENT INCOME FUND	829,489	16.65	13,808,398	1.25%	3.20%	5.38%
VANGUARD TOTAL BOND MARKET INDEX FUND	2,416,169	10.63	25,674,824	1.25%	3.65%	-%
VANGUARD VIF EQUITY INDEX PORTFOLIO	162,154	91.84	14,892,965	1.25%	1.26%	23.29%
VANGUARD VIF GLOBAL BOND INDEX	246,581	18.20 to 20.09	4,864,047	0.95% to 1.65%	2.85%	0.35% to 1.06%
VANGUARD VIF INTERNATIONAL PORTFOLIO	43,566	38.63	1,682,889	1.25%	1.22%	7.66%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	114,575	40.68	4,660,524	1.25%	1.34%	13.66%
VANGUARD VIF REIT INDEX PORTFOLIO	73,575	16.75	1,232,592	1.25%	3.07%	3.40%
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	243,939	10.97	2,675,851	1.25%	3.31%	3.59%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	26,569	37.24	989,460	1.25%	0.52%	10.01%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	294,034	11.48	3,374,811	1.25%	2.72%	-%
WILSHIRE VIT GLOBAL ALLOCATION FUND	10,686,140	18.68 to 57.72	454,379,267	0.95% to 1.65%	1.86%	9.18% to 9.93%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	5,916	38.32	226,737	1.25%	-%	21.65%
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	618,759	20.46 to 62.24	36,267,878	0.95%to1.65%	-%	18.19% to 19.01%
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	315,006	11.91	3,751,340	1.25%	4.43%	1.97%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	211,566	248.77 to 266.76	54,983,074	0.95% to 1.65%	0.18%	35.91% to 36.85%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	168,228	19.24	3,236,457	1.25%	2.99%	14.66%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	589,011	15.99 to 17.31	9,951,222	0.95% to 1.65%	1.79%	8.40% to 9.21%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	28,011	31.12	871,600	1.25%	1.65%	14.79%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	494,739	32.80 to 35.19	16,954,630	0.95% to 1.65%	1.22%	13.81% to 14.59%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	150,671	24.54	3,697,371	1.25%	2.13%	16.19%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,081,435	28.06 to 30.07	31,738,833	0.95% to 1.65%	1.66%	15.09% to 15.88%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	201,775	9.03	1,812,081	1.25%	6.47%	11.76%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	203,709	08.46 to 09.08	1,809,527	0.95% to 1.65%	6.27%	10.95% to 11.82%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,242,748	18.58 to 49.89	154,881,096	0.95% to 1.65%	1.02%	13.51% to 14.32%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,383,988	191.78 to 211.83	281,003,501	0.95% to 1.65%	1.21%	14.01% to 14.80%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	3,593,579	2.99	10,738,356	1.25%	1.70%	15.44%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	72,981	35.09 to 36.12	2,598,952	0.95% to 1.65%	-%	6.63% to 7.40%
DFA VA U.S. TARGETED VALUE PORTFOLIO	23,686	33.66	797,314	1.25%	1.53%	18.56%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	119,487	16.72 to 17.87	2,092,113	0.95% to 1.65%	3.16%	7.94% to 9.56%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	52,254	17.83	931,522	1.25%	3.24%	11.02%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	88,344	19.15	1,691,496	1.25%	2.91%	12.25%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	726,789	19.22 to 20.45	14,514,341	0.95% to 1.65%	2.61%	11.48% to 12.30%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	89,057	19.82	1,765,433	1.25%	2.62%	13.26%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	48,097	32.66	1,570,624	1.25%	1.80%	15.41%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	909,143	32.91 to 34.90	30,983,733	0.95% to 1.65%	1.76%	14.63% to 15.45%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	15,338	32.41	497,092	1.25%	1.62%	17.47%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	28,186	32.24	908,853	1.25%	1.62%	17.97%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	683,071	32.76 to 34.77	23,159,332	0.95% to 1.65%	1.29%	16.86% to 18.06%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	14,737	29.20	430,334	1.25%	1.52%	17.98%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	9,514	14.01 to 14.84	136,349	0.95% to 1.65%	1.51%	17.20% to 19.10%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	59,978	13.86 to 14.50	852,942	0.95% to 1.65%	1.47%	16.86% to 18.08%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	651	14.41	9,383	1.25%	1.50%	17.92%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	7,065	13.81 to 14.53	100,258	0.95% to 1.65%	1.20%	16.82% to 18.03%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	164,306	12.96	2,129,528	1.25%	4.13%	6.58%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	298,750	12.80 to 13.31	3,912,260	0.95% to 1.65%	3.49%	6.40% to 6.99%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	691,177	16.83 to 17.74	11,962,086	0.95% to 1.65%	2.43%	10.80% to 11.64%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,736,436	16.70 to 17.67	47,182,897	0.95% to 1.65%	2.20%	12.23% to 12.98%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,281,007	19.31 to 20.44	45,523,414	0.95% to 1.65%	1.87%	13.72% to 14.45%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,402,041	20.97 to 22.06	30,174,231	0.95% to 1.65%	1.46%	15.54% to 16.35%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,124,003	455.28 to 604.41	655,077,432	0.95% to 1.65%	1.25%	23.84% to 24.70%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	226,845	12.34	2,799,681	1.25%	3.56%	4.84%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,588,258	10.82 to 23.63	35,219,299	0.95% to 1.65%	2.46%	4.24% to 4.98%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,718,706	25.51 to 43.54	69,906,930	0.95% to 1.65%	0.79%	18.28% to 19.09%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	870,463	22.73 to 24.08	20,477,518	0.95% to 1.65%	2.25%	9.07% to 9.80%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	21,814,436	01.02 to 01.05	22,338,299	0.95% to 1.65%	4.52%	3.00% to 4.08%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,370	118.55	399,518	1.25%	0.18%	16.61%
JPMORGAN SMALL CAP VALUE FUND CLASS A	103,328	39.40 to 41.81	4,221,482	0.95% to 1.65%	1.48%	10.95% to 11.70%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	164,429	41.82 to 45.08	7,192,097	0.95% to 1.65%	-%	6.41% to 7.15%
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	785,551	64.93 to 70.00	52,759,975	0.95% to 1.65%	1.57%	25.11% to 25.97%
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	44,568	21.69	966,622	1.25%	0.76%	17.50%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	171,396	18.23 to 18.82	3,181,223	0.95% to 1.65%	0.94%	12.53% to 13.31%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	40,774	14.10	574,851	1.25%	1.76%	11.37%
MFS VIT MID CAP VALUE PORTFOLIO SC	352,360	17.17 to 18.36	6,324,039	0.95% to 1.65%	1.50%	10.21% to 11.34%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	112,116	23.14	2,594,578	1.25%	-%	12.99%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	110,284	58.84	6,489,094	1.25%	0.63%	24.87%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	64,839	55.76	3,615,193	1.25%	-%	47.47%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	100,579	36.35	3,656,558	1.25%	1.10%	0.78%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	449,714	52.01	23,388,430	1.25%	2.08%	8.31%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	75,381	22.52	1,697,729	1.25%	2.54%	10.18%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	323,086	121.23	39,167,909	1.25%	-%	43.50%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	164,625	7.73	1,272,720	1.25%	-%	5.75%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	132,282	99.34	13,140,957	1.25%	2.49%	19.86%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	416,949	9.10	3,793,375	1.25%	-%	3.41%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	276,952	13.35	3,697,228	1.25%	3.88%	14.89%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	64,181	67.69	4,344,664	1.25%	2.42%	10.82%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	257,125	13.75	3,534,489	1.25%	0.66%	6.59%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	13,615	14.75	200,786	1.25%	4.27%	1.94%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	207,852	17.21 to 18.97	3,806,441	0.95% to 1.65%	-%	1.18% to 1.83%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	356,263	455.28	162,200,658	1.25%	-%	24.69%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,170,012	17.40	20,354,461	1.25%	1.60%	16.23%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	166,671	38.54	6,423,691	1.25%	3.32%	7.83%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	239,798	125.38	30,065,316	1.25%	3.63%	23.84%
VANGUARD FEDERAL MONEY MARKET FUND	7,102,974	1.03	7,327,813	1.25%	1.42%	4.04%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	2,070,607	7.06	14,609,892	1.25%	3.77%	10.31%
VANGUARD MID-CAP GROWTH INDEX FUND	350,097	40.83	14,295,810	1.25%	5.73%	22.61%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	68,472	150.07	10,275,310	1.25%	0.43%	10.43%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	230,813	51.64	11,919,862	1.25%	4.13%	23.78%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	272,388	103.91	28,303,935	1.25%	1.90%	16.74%
VANGUARD TARGET RETIREMENT 2020 FUND	220,485	39.13	8,628,056	1.25%	1.69%	11.10%
VANGUARD TARGET RETIREMENT 2025 FUND	1,214,542	23.83	28,938,786	1.25%	2.52%	13.15%
VANGUARD TARGET RETIREMENT 2030 FUND	984,500	44.43	43,746,017	1.25%	2.83%	14.54%
VANGUARD TARGET RETIREMENT 2035 FUND	1,587,480	28.19	44,743,271	1.25%	2.82%	15.72%
VANGUARD TARGET RETIREMENT 2040 FUND	818,934	50.09	41,018,018	1.25%	2.78%	16.90%
VANGUARD TARGET RETIREMENT 2045 FUND	1,025,074	32.42	33,229,164	1.25%	2.70%	18.02%
VANGUARD TARGET RETIREMENT 2050 FUND	681,352	52.55	35,803,692	1.25%	2.57%	18.70%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2055 FUND	97,700	55.48	5,420,238	1.25%	2.54%	18.67%
VANGUARD TARGET RETIREMENT 2060 FUND	129,506	49.01	6,346,982	1.25%	2.76%	18.70%
VANGUARD TARGET RETIREMENT INCOME FUND	861,413	15.80	13,614,360	1.25%	2.78%	9.27%
VANGUARD TOTAL BOND MARKET INDEX FUND	2,194,425	10.63	23,325,009	1.25%	3.03%	4.42%
VANGUARD VIF EQUITY INDEX PORTFOLIO	170,160	74.49	12,675,114	1.25%	3.06%	24.57%
VANGUARD VIF GLOBAL BOND INDEX	215,507	18.11 to 19.98	4,218,955	0.95% to 1.55%	1.43%	4.79% to 5.72%
VANGUARD VIF INTERNATIONAL PORTFOLIO	47,108	35.88	1,690,282	1.25%	1.88%	13.22%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	115,537	35.79	4,135,093	1.25%	1.57%	14.42%
VANGUARD VIF REIT INDEX PORTFOLIO	81,977	16.20	1,327,636	1.25%	1.45%	10.35%
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	188,377	10.59	1,994,846	1.25%	2.37%	4.85%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	29,362	33.85	994,022	1.25%	1.75%	18.15%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	285,389	11.48	3,276,317	1.25%	0.40%	4.27%
WILSHIRE VIT GLOBAL ALLOCATION FUND	11,577,132	17.14 to 41.80	448,957,246	0.29% to 1.65%	2.79%	14.53% to 15.34%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2022
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	6,823	31.50	214,935	1.25%	-%	(36.87)%
ALLSPRING VT DISCOVERY FUND	667,897	17.03 to 52.30	32,983,458	0.95% to1.65%	-%	(38.88)% to (38.44)%
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	203,671	11.68	2,379,610	1.25%	4.23%	(11.92)%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	221,246	183.04 to 194.93	42,145,738	0.95% to 1.65%	0.10%	(31.27)% to (30.79)%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	121,640	16.78	2,041,159	1.25%	3.15%	(16.06)%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	597,410	14.73 to 15.85	9,268,676	0.95% to 1.65%	2.13%	(15.36)% to (14.78)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	30,459	27.11	825,658	1.25%	1.52%	(22.83)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	528,352	28.82 to 30.71	15,843,827	0.95% to 1.65%	1.03%	(23.55)% to (22.99)%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	150,379	21.12	3,175,568	1.25%	2.14%	(9.40)%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,131,919	24.38 to 25.95	28,750,070	0.95% to 1.65%	1.65%	(10.17)% to (9.55)%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	196,076	8.08	1,575,103	1.25%	5.23%	(11.40)%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	209,383	7.62 to 8.12	1,666,833	0.95% to 1.65%	5.19%	(12.21)% to (11.35)%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,401,765	17.26 to 43.64	142,582,580	0.95% to 1.65%	0.88%	(18.01)% to (17.44)%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,452,711	168.22 to 184.52	257,679,527	0.95% to 1.65%	0.88%	(14.92)% to (14.33)%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	2,846,090	2.59	7,371,171	1.25%	1.24%	(16.45)%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	77,347	32.88 to 33.63	2,571,460	0.95% to 1.65%	-%	(30.02)% to (29.53)%
DFA VA U.S. TARGETED VALUE PORTFOLIO	24,064	28.39	683,247	1.25%	1.39%	(5.40)%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	154,827	15.49 to 16.31	2,480,488	0.95% to 1.65%	1.85%	(16.69)% to (15.58)%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	49,384	16.06	793,040	1.25%	2.05%	(16.74)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	108,795	17.06	1,856,316	1.25%	1.94%	(17.46)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	717,203	17.24 to 18.21	12,791,540	0.95% to 1.65%	1.73%	(18.02)% to (17.45)%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	80,929	17.5	1,416,180	1.25%	2.03%	(17.92)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	60,862	28.3	1,722,119	1.25%	1.76%	(18.70)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	878,642	28.71 to 30.23	26,018,920	0.95% to 1.65%	1.42%	(19.24)% to (18.67)%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	14,679	27.59	405,004	1.25%	1.54%	(19.28)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	31,652	27.33	864,970	1.25%	1.85%	(19.26)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	658,034	27.94 to 29.45	18,956,773	0.95% to 1.65%	1.34%	(20.09)% to (19.25)%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	14,490	24.75	358,657	1.25%	1.62%	(19.25)%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	7,701	11.95 to 12.46	93,526	0.95% to 1.65%	2.78%	(19.85)% to (18.56)%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	34,563	11.86 to 12.28	417,177	0.95% to 1.65%	1.28%	(20.08)% to (19.21)%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	568	12.22	6,938	1.25%	0.57%	(19.23)%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	7,340	11.82 to 12.31	88,508	0.95% to 1.65%	1.53%	(20.08)% to (18.85)%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	228,449	12.16	2,778,132	1.25%	2.26%	(13.14)%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	334,852	12.02 to 12.44	4,109,521	0.95% to 1.65%	2.07%	(11.03)% to (10.63)%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	713,843	15.17 to 15.89	11,102,199	0.95% to 1.65%	1.79%	(15.42)% to (14.89)%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,809,378	14.88 to 15.64	42,990,779	0.95% to 1.65%	1.58%	(16.64)% to (16.05)%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,373,821	16.98 to 17.86	41,505,152	0.95% to 1.65%	1.40%	(17.17)% to (16.58)%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,430,351	18.15 to 18.96	26,540,530	0.95% to 1.65%	0.91%	(18.54)% to (17.96)%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,207,284	369.70 to 484.69	565,953,341	0.95% to 1.65%	1.14%	(19.76)% to (19.19)%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	83,667	11.77	984,489	1.25%	3.13%	(14.02)%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,601,980	10.47 to 22.51	33,894,200	0.95% to 1.65%	2.02%	(14.60)% to (14.02)%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,851,156	21.44 to 36.56	63,431,859	0.95% to 1.65%	0.77%	(25.92)% to (25.40)%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	890,319	20.84 to 21.93	19,123,052	0.95% to 1.65%	1.06%	(28.87)% to (28.36)%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	14,690,203	0.98 to 01.01	14,484,626	0.95% to 1.65%	3.18%	0.00%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,526	101.66	358,453	1.25%	0.19%	(16.99)%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	830,098	51.90 to 55.57	44,401,509	0.95% to 1.65%	0.49%	(20.03)% to (19.46)%
JPMORGAN SMALL CAP VALUE FUND CLASS A	101,675	35.51 to 37.43	3,727,894	0.95% to 1.65%	0.88%	(15.09)% to (14.47)%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	184,722	39.30 to 42.07	7,571,009	0.95% to 1.65%	-%	(37.05)% to (36.59)%
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	43,494	18.46	802,894	1.25%	0.77%	(19.39)%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	155,832	16.20 to 16.61	2,558,606	0.95% to 1.65%	0.38%	(16.58)% to (15.98)%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	40,645	12.66	514,695	1.25%	0.98%	(9.96)%
MFS VIT MID CAP VALUE PORTFOLIO SC	353,832	15.58 to 16.49	5,720,351	0.95% to 1.65%	0.78%	(10.77)% to (9.84)%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	78,855	20.48	1,614,889	1.25%	-%	(30.62)%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	77,594	47.12	3,656,509	1.25%	0.68%	(23.69)%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	68,959	37.81	2,607,296	1.25%	-%	(39.27)%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	95,405	36.07	3,441,008	1.25%	0.44%	(24.32)%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	357,442	48.02	17,165,975	1.25%	2.01%	(4.49)%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	71,694	20.44	1,465,446	1.25%	1.63%	(27.21)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	–	–	–	–	–	–[1]
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	287,784	84.48	24,312,344	1.25%	-%	(40.90)%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	173,230	7.31	1,266,222	1.25%	1.68%	(21.31)%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	114,620	82.88	9,500,117	1.25%	-%	(37.80)%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	419,684	8.80	3,691,982	1.25%	2.22%	(15.38)%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	256,172	11.62	2,976,974	1.25%	2.12%	(16.46)%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	59,204	61.08	3,616,118	1.25%	0.35%	(19.56)%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	225,941	12.90	2,914,630	1.25%	3.29%	(11.70)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,179	14.47	219,645	1.25%	-%	(6.04)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	217,805	17.01 to 18.63	3,925,091	0.95% to 1.65%	-%	(6.69)% to (6.00)%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	306,365	365.14	111,865,639	1.25%	1.53%	(19.17)%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,072,292	14.97	16,050,528	1.25%	2.68%	(16.37)%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	143,520	35.74	5,129,885	1.25%	3.71%	(18.83)%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	192,195	101.24	19,458,301	1.25%	1.03%	(27.39)%
VANGUARD FEDERAL MONEY MARKET FUND	2,343,743	0.99	2,329,626	1.25%	1.51%	0.00%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,841,581	6.40	11,774,494	1.25%	4.96%	(9.99)%
VANGUARD MID-CAP GROWTH INDEX FUND	349,061	33.30	11,624,461	1.25%	0.23%	(31.00)%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	59,346	135.90	8,065,233	1.25%	3.25%	(27.12)%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	188,440	41.72	7,861,163	1.25%	1.53%	(8.59)%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	215,427	89.01	19,175,270	1.25%	1.42%	(18.64)%
VANGUARD TARGET RETIREMENT 2020 FUND	293,732	35.22	10,343,960	1.25%	2.31%	(15.21)%
VANGUARD TARGET RETIREMENT 2025 FUND	1,193,023	21.06	25,126,088	1.25%	2.24%	(16.59)%
VANGUARD TARGET RETIREMENT 2030 FUND	894,698	38.79	34,701,921	1.25%	2.03%	(17.31)%
VANGUARD TARGET RETIREMENT 2035 FUND	1,360,674	24.36	33,147,851	1.25%	2.06%	(17.67)%
VANGUARD TARGET RETIREMENT 2040 FUND	690,015	42.85	29,570,156	1.25%	2.07%	(18.02)%
VANGUARD TARGET RETIREMENT 2045 FUND	885,181	27.47	24,314,596	1.25%	2.13%	(18.39)%
VANGUARD TARGET RETIREMENT 2050 FUND	568,886	44.27	25,187,358	1.25%	2.14%	(18.50)%
VANGUARD TARGET RETIREMENT 2055 FUND	64,584	46.75	3,019,043	1.25%	2.73%	(18.48)%
VANGUARD TARGET RETIREMENT 2060 FUND	77,458	41.29	3,198,082	1.25%	2.67%	(18.48)%
VANGUARD TARGET RETIREMENT INCOME FUND	943,804	14.46	13,649,066	1.25%	2.76%	(13.83)%
VANGUARD TOTAL BOND MARKET INDEX FUND	1,912,180	10.18	19,469,654	1.25%	2.37%	(14.24)%
VANGUARD VIF EQUITY INDEX PORTFOLIO	167,137	59.80	9,994,755	1.25%	1.29%	(19.24)%
VANGUARD VIF GLOBAL BOND INDEX	196,120	17.13 to 19.03	3,650,804	0.95% to 1.65%	2.65%	(14.20)% to (13.57)%
VANGUARD VIF INTERNATIONAL PORTFOLIO	50,637	31.69	1,604,529	1.25%	1.19%	(30.99)%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	121,633	31.28	3,805,258	1.25%	1.09%	(19.84)%
VANGUARD VIF REIT INDEX PORTFOLIO	78,792	14.68	1,156,764	1.25%	1.90%	(27.22)%
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	153,731	10.10	1,552,735	1.25%	1.52%	(6.91)%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	30,102	28.65	862,362	1.25%	0.25%	(26.27)%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	318,779	11.01	3,509,796	1.25%	2.11%	(14.32)%
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,253,216	15.49 to 44.67	413,210,447	0.00% to 1.65%	3.31%	(19.18)% to (17.83)%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
T. Rowe Price Government Money's shares were terminated on April 30, 2022.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	6,675	49.90	333,112	1.25%	-%	2.91%
ALLSPRING VT DISCOVERY FUND	665,646	42.74 to 84.96	53,803,307	0.95% to 1.65%	-%	(6.60%) to (5.94%)
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	161,498	13.26	2,140,663	1.25%	2.09%	(1.63%)
AMERICAN FUNDS IS GROWTH FUND CLASS 4	228,205	266.33 to 281.63	62,980,824	0.95% to 1.65%	0.06%	19.71% to 20.55%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	87,356	19.99	1,746,404	1.25%	3.31%	4.33%
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	598,551	17.40 to 18.60	10,929,748	0.95% to 1.65%	1.38%	10.64% to 11.44%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	26,686	35.13	937,493	1.25%	1.39%	3.84%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,750	37.70 to 39.88	19,792,246	0.95% to 1.65%	0.67%	2.92% to 3.64%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1S	136,421	23.31	3,180,345	1.25%	1.92%	50.39%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,172,195	27.14 to 28.69	33,011,830	0.95% to 1.65%	1.31%	25.42% to 26.33%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	191,616	9.12	1,740,876	1.25%	4.52%	3.99%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	191,128	8.68 to 9.16	1,724,015	0.95% to 1.65%	4.41%	3.31% to 4.21%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,559,383	23.55 to 52.86	181,277,963	0.95% to 1.65%	0.71%	24.08% to 24.94%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,529,516	197.73 to 215.38	317,620,603	0.95% to 1.65%	0.86%	22.15% to 23.01%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	2,211,249	3.10	6,855,899	1.25%	1.48%	13.55%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	76,336	46.94 to 47.72	3,611,610	0.95% to 1.65%	-%	10.78% to 11.55%
DFA VA U.S. TARGETED VALUE PORTFOLIO	18,599	30.01	558,232	1.25%	1.60%	37.91%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	155,991	18.57 to 19.35	2,965,435	0.95% to 1.65%	1.01%	5.09% to 6.39%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	45,328	19.29	874,230	1.25%	1.69%	8.13%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	115,454	20.67	2,386,926	1.25%	1.18%	9.42%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	723,106	21.03 to 22.06	15,655,912	0.95% to 1.65%	0.89%	8.74% to 9.53%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	68,208	21.32	1,453,941	1.25%	1.46%	10.98%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	52,360	34.81	1,822,776	1.25%	1.07%	14.02%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	851,507	35.55 to 37.17	31,102,883	0.95% to 1.65%	0.85%	13.29% to 14.09%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	14,378	34.18	491,414	1.25%	1.06%	16.38%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	18,475	33.85	625,409	1.25%	1.00%	16.36%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	618,733	34.83 to 36.47	22,131,065	0.95% to 1.65%	0.73%	15.38% to 16.44%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	11,903	30.65	364,800	1.25%	1.20%	16.36%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	14.91 to 15.30	945	0.95% to 1.65%	1.25%	15.67% to 17.24%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	24,993	14.83 to 15.20	374,252	0.95% to 1.65%	1.86%	15.41% to 16.92%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	1,853	15.13	28,045	1.25%	2.46%	16.21%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	3,288	14.79 to 15.17	49,205	0.95% to 1.65%	1.16%	14.19% to 18.24%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	224,354	14.00	3,141,121	1.25%	1.70%	2.04%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	358,877	13.51 to 13.92	4,931,090	0.95% to 1.65%	0.89%	1.73% to 2.58%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	733,642	17.91 to 18.67	13,436,247	0.95% to 1.65%	0.97%	8.06% to 8.86%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,937,919	17.85 to 18.63	53,729,221	0.95% to 1.65%	0.96%	10.39% to 11.16%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,390,164	20.50 to 21.41	50,255,974	0.95% to 1.65%	0.91%	12.58% to 13.40%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,462,255	22.28 to 23.11	33,182,860	0.95% to 1.65%	0.85%	15.74% to 16.54%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,266,069	461.95 to 599.81	736,651,977	0.95% to 1.65%	1.04%	26.18% to 27.05%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	35,291	13.69	483,086	1.25%	2.85%	0.51%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,688,491	12.98 to 26.18	41,684,806	0.95% to 1.65%	1.83%	(2.55%) to (1.84%)[1]
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,820,259	28.94 to 49.01	83,849,783	0.95% to 1.65%	0.33%	17.46% to 18.27%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	905,940	29.30 to 30.61	27,247,492	0.95% to 1.65%	0.96%	36.41% to 37.33%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	209,086	0.98	204,984	1.25%	0.01%	(1.01%)
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,863	122.46	473,051	1.25%	0.29%	15.39%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	886,508	64.90 to 69.00	59,057,447	0.95% to 1.65%	0.73%	27.23% to 28.13%
JPMORGAN SMALL CAP VALUE FUND CLASS A	98,042	41.82 to 43.76	4,214,834	0.95% to 1.65%	0.34%	30.16% to 31.06%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	183,166	62.43 to 66.35	11,873,728	0.95% to 1.65%	-%	(4.34%) to (3.67%)
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	34,957	22.90	800,536	1.25%	1.10%	28.00%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	123,385	19.42 to 19.77	2,417,037	0.95% to 1.65%	0.45%	6.47% to 7.97%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	37,536	14.06	527,659	1.25%	1.03%	29.35%
MFS VIT MID CAP VALUE PORTFOLIO SC	337,659	17.46 to 18.29	6,074,175	0.95% to 1.65%	0.73%	28.10% to 29.35%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	42,618	29.52	1,258,265	1.25%	-%	0.51%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	53,144	61.75	3,281,428	1.25%	0.29%	22.33%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	58,663	62.26	3,652,646	1.25%	-%	16.16%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	81,959	47.66	3,906,173	1.25%	0.70%	(11.59%)
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	316,856	50.28	15,930,481	1.25%	1.80%	24.12%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	65,020	28.08	1,825,937	1.25%	1.82%	27.23%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,796,757	0.90 to 1.00	18,042,200	0.95% to 1.65%	0.01%	(2.15%) to (0.99%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	230,692	142.94	32,975,937	1.25%	-%	18.54%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	163,868	9.29	1,521,916	1.25%	1.28%	(8.29%)
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	97,293	133.25	12,963,991	1.25%	-%	8.36%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	437,688	10.40	4,551,633	1.25%	1.59%	(1.79%)
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	241,390	13.91	3,358,635	1.25%	2.03%	10.84%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	51,280	75.93	3,893,970	1.25%	0.39%	23.99%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	224,913	14.61	3,285,961	1.25%	2.57%	1.32%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,327	15.40	236,018	1.25%	-%	(5.81%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	251,037	18.23 to 19.82	4,828,536	0.95% to 1.65%	-%	(6.56%) to (5.93%)
VANGUARD 500 INDEX FUND ADMIRAL SHARES	264,660	451.73	119,555,945	1.25%	1.40%	27.08%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	913,110	17.90	16,344,101	1.25%	3.27%	10.02%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	122,132	44.03	5,376,960	1.25%	2.64%	(0.38%)
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	156,781	139.43	21,859,121	1.25%	1.19%	11.06%
VANGUARD FEDERAL MONEY MARKET FUND	2,122,978	0.99	2,103,919	1.25%	0.01%	(1.00%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,838,352	7.11	13,074,771	1.25%	4.25%	2.45%
VANGUARD MID-CAP GROWTH INDEX FUND	309,052	48.26	14,915,978	1.25%	0.01%	8.40%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	55,064	186.48	10,268,503	1.25%	2.99%	38.68%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	176,997	45.64	8,078,017	1.25%	1.37%	26.18%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	182,116	109.4	19,923,736	1.25%	1.34%	16.27%
VANGUARD TARGET RETIREMENT 2020 FUND	281,847	41.54	11,707,330	1.25%	2.43%	6.84%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2025 FUND	910,577	25.25	22,995,121	1.25%	2.19%	8.42%
VANGUARD TARGET RETIREMENT 2030 FUND	719,138	46.91	33,731,642	1.25%	2.24%	10.01%
VANGUARD TARGET RETIREMENT 2035 FUND	1,076,013	29.59	31,834,821	1.25%	2.32%	11.58%
VANGUARD TARGET RETIREMENT 2040 FUND	552,700	52.27	28,889,485	1.25%	2.50%	13.14%
VANGUARD TARGET RETIREMENT 2045 FUND	682,817	33.66	22,981,145	1.25%	2.32%	14.72%
VANGUARD TARGET RETIREMENT 2050 FUND	434,793	54.32	23,616,909	1.25%	2.38%	14.99%
VANGUARD TARGET RETIREMENT 2055 FUND	26,422	57.35	1,515,223	1.25%	3.26%	15.02%
VANGUARD TARGET RETIREMENT 2060 FUND	33,215	50.65	1,682,396	1.25%	3.02%	15.01%
VANGUARD TARGET RETIREMENT INCOME FUND	732,980	16.78	12,301,279	1.25%	2.72%	3.90%
VANGUARD TOTAL BOND MARKET INDEX FUND	1,747,196	11.87	20,744,560	1.25%	1.88%	(2.94%)
VANGUARD VIF EQUITY INDEX PORTFOLIO	145,648	74.05	10,785,809	1.25%	1.10%	26.95%
VANGUARD VIF GLOBAL BOND INDEX	184,020	19.82 to 22.09	3,993,929	0.95% to 1.65%	1.65%	(3.08%) to (2.34%)
VANGUARD VIF INTERNATIONAL PORTFOLIO	42,317	45.92	1,943,342	1.25%	0.26%	(2.77%)
VANGUARD VIF MID-CAP INDEX PORTFOLIO	105,356	39.02	4,111,431	1.25%	1.00%	22.82%
VANGUARD VIF REIT INDEX PORTFOLIO	72,205	20.17	1,456,453	1.25%	2.00%	38.53%
VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	105,223	10.85	1,141,459	1.25%	1.26%	(1.63%)
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	31,343	38.86	1,218,123	1.25%	0.38%	12.80%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	272,235	12.85	3,497,244	1.25%	1.87%	(2.95%)
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,948,115	23.04 to 44.52	538,477,637	0.29% to 1.65%	1.16%	10.02% to 10.77%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-accounts on May 1, 2021 and the return is for the period May 1, 2021 to December 31, 2021.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	6,434	48.49	311,986	1.25%	-%	62.61%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	97,339	15.50	1,793,326	1.25%	1.99%	(9.42%)
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,179,482	21.64 to 22.71	26,364,310	0.95% to 1.65%	1.45%	6.71% to 7.43%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	223,298	222.48 to 233.63	51,279,575	0.95% to 1.65%	0.19%	49.25% to 50.28%
AMERICAN FUNDS IS INTERNATIONALGROWTH & INCOME FUND	21,566	19.16	413,236	1.25%	2.58%	36.28%[1]
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	565,606	15.70 to 16.69	9,292,038	0.95% to 1.65%	1.41%	4.20% to 4.90%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	14,956	33.83	505,918	1.25%	0.21%	22.35%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,510	36.63 to 38.48	19,143,995	0.95% to 1.65%	0.04%	21.29% to 22.12%
AMERICAN FUNDS IS U.S. GOVERNMENT/AAA- RATED SECURITIES FUND	63,095	13.48	850,591	1.25%	3.02%	0.91%[1]
BLACKROCK HIGH YIELD VI FUND CLASS I	144,184	8.77	1,259,033	1.25%	4.83%	5.92%
BLACKROCK HIGH YIELD VI FUND CLASS III	170,093	8.40 to 8.79	1,474,923	0.95% to 1.65%	4.69%	4.71% to 6.03%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	3,865,216	19.06 to 42.31	158,004,159	0.95% to 1.65%	0.88%	8.80% to 10.64%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,638,035	161.87 to 175.09	277,368,644	0.95% to 1.65%	1.07%	11.23% to 12.01%
CALVERT VP SRI BALANCED I	1,107,971	2.73	3,021,364	1.25%	2.07%	13.75%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	45,525	42.33 to 42.78	1,936,254	0.95% to 1.65%	-%	40.91% to 41.94%
DFA VA U.S. TARGETED VALUE PORTFOLIO	17,170	21.76	373,547	1.25%	1.63%	2.69%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	118,782	17.63 to 18.28	2,130,292	0.95% to 1.65%	0.99%	11.27% to 12.52%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	13,836	17.84	246,816	1.25%	0.74%	13.63%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	96,624	18.89	1,824,974	1.25%	1.21%	14.55%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	680,052	19.34 to 20.14	13,486,029	0.95% to 1.65%	0.96%	13.76% to 14.56%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	32,506	19.21	624,346	1.25%	1.37%	15.44%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	48,619	30.53	1,484,346	1.25%	1.05%	16.79%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	779,871	31.38 to 32.58	25,038,822	0.95% to 1.65%	0.84%	16.05% to 16.82%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	10,977	29.37	322,382	1.25%	1.00%	17.81%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	16,650	29.09	484,345	1.25%	1.09%	17.77%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	589,876	30.13 to 31.32	18,173,411	0.95% to 1.65%	0.75%	16.73% to 17.83%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	6,550	26.34	172,510	1.25%	0.61%	17.80%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	12.89 to 13.05	814	0.95% to 1.65%	1.04%	35.12% to 35.32%[1]
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	2,347	12.85 to 13.01	30,417	0.95% to 1.65%	1.88%	34.84% to 36.41%[1]
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	13	13.02	164	1.25%	0.72%	36.34%[1]
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	2,890	12.82 to 12.97	37,292	0.95% to 1.65%	2.07%	36.53%[1]
FIDELITY VIP FREEDOM INCOME PORTFOLIO	40,600	13.72	556,886	1.25%	1.52%	9.15%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	361,376	13.24 to 13.57	4,852,409	0.95% to 1.65%	0.93%	6.41% to 7.02%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	748,251	16.54 to 17.15	12,627,430	0.95% to 1.65%	0.96%	11.99% to 12.83%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,040,217	16.17 to 16.76	50,171,395	0.95% to 1.65%	0.87%	13.00% to 13.86%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,448,472	18.21 to 18.88	45,539,576	0.95% to 1.65%	0.75%	14.03% to 14.84%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,423,271	19.25 to 19.83	27,801,052	0.95% to 1.65%	0.65%	15.34% to 16.17%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,342,086	366.73 to 472.09	616,441,258	0.00% to 1.65%	1.43%	16.01% to 17.95%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,645,337	13.72 to 26.67	41,475,876	0.95% to 1.65%	2.05%	7.41% to 9.16%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,916,182	26.25 to 41.44	74,884,687	0.95% to 1.65%	0.20%	13.43% to 15.33%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	912,101	21.47 to 22.29	20,028,484	0.95% to 1.65%	1.80%	(8.36%) to (7.66%)
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	150,636	0.99	149,531	1.25%	0.35%	(1.00%)

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	2,969	106.13	315,112	1.25%	0.08%	17.99%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	903,248	51.01 to 53.85	47,109,953	0.95% to 1.65%	0.71%	23.21% to 24.08%
JPMORGAN SMALL CAP VALUE FUND CLASS A	105,912	32.13 to 33.39	3,485,127	0.95% to 1.65%	0.64%	4.05% to 4.77%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	197,034	65.26 to 68.88	13,299,232	0.95% to 1.65%	-%	69.82% to 71.00%
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	23,242	17.89	415,700	1.25%	0.69%	0.96%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	82,021	18.13 to 18.39	1,492,357	0.95% to 1.65%	1.19%	13.67% to 14.79%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	23,908	10.87	259,767	1.25%	1.13%	2.64%
MFS VIT MID CAP VALUE PORTFOLIO SC	344,746	13.63 to 14.14	4,807,534	0.95% to 1.65%	0.95%	1.94% to 2.69%
MFS VIT NEW DISCOVERY PORTFOLIO INITAIL CLASS	4,801	29.37	140,991	1.25%	-%	63.71%[1]
PUTNAM VT SUSTAINABLE LEADERS IA	31,066	50.48	1,568,268	1.25%	0.57%	27.47%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	42,744	53.60	2,291,027	1.25%	-%	32.61%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	64,554	53.91	3,480,081	1.25%	0.44%	16.16%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	247,583	40.51	10,028,398	1.25%	2.26%	0.05%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	55,518	22.07	1,225,516	1.25%	2.08%	(5.16)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,896,356	00.91 to 01.01	18,359,570	0.95% to 1.65%	0.24%	(2.15%) to (0.98%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	173,926	120.58	20,971,201	1.25%	-%	35.24%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	145,770	10.13	1,477,068	1.25%	1.35%	10.11%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	84,405	122.97	10,379,240	1.25%	-%	55.80%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	368,271	10.59	3,900,310	1.25%	2.35%	4.44%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	215,939	12.55	2,710,599	1.25%	1.55%	7.82%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	39,501	61.24	2,419,153	1.25%	0.42%	11.08%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	154,878	14.42	2,233,257	1.25%	3.00%	4.72%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	12,831	16.35	209,777	1.25%	7.04%	(6.25%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	232,997	19.51 to 21.07	4,775,622	0.95% to 1.65%	7.68%	(6.92%) to (6.23%)
VANGUARD 500 INDEX FUND ADMIRAL SHARES	218,583	355.47	77,699,636	1.25%	1.71%	16.89%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	801,762	16.27	13,041,418	1.25%	2.19%	8.90%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	96,884	44.20	4,282,701	1.25%	2.07%	13.80%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	127,396	125.54	15,992,923	1.25%	1.28%	30.57%
VANGUARD FEDERAL MONEY MARKET FUND	2,250,405	1.00	2,258,046	1.25%	0.27%	(0.99%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,357,736	6.94	9,421,383	1.25%	4.68%	4.05%
VANGUARD MID-CAP GROWTH INDEX FUND	246,849	44.52	10,989,096	1.25%	0.18%	31.75%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	49,440	134.47	6,648,098	1.25%	3.92%	(5.85%)
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	159,694	36.17	5,776,465	1.25%	1.50%	4.51%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	151,961	94.09	14,297,516	1.25%	1.32%	17.63%
VANGUARD TARGET RETIREMENT 2020 FUND	226,286	38.88	8,798,932	1.25%	1.73%	10.64%
VANGUARD TARGET RETIREMENT 2025 FUND	688,949	23.29	16,044,386	1.25%	1.92%	11.92%
VANGUARD TARGET RETIREMENT 2030 FUND	492,185	42.64	20,987,657	1.25%	2.04%	12.68%
VANGUARD TARGET RETIREMENT 2035 FUND	831,328	26.52	22,046,322	1.25%	2.01%	13.38%
VANGUARD TARGET RETIREMENT 2040 FUND	365,365	46.2	16,879,720	1.25%	2.10%	14.05%
VANGUARD TARGET RETIREMENT 2045 FUND	513,915	29.34	15,077,229	1.25%	2.00%	14.88%
VANGUARD TARGET RETIREMENT 2050 FUND	313,981	47.24	14,833,568	1.25%	2.15%	14.94%
VANGUARD TARGET RETIREMENT 2055 FUND	5,062	49.86	252,435	1.25%	5.28%	33.85%[1]
VANGUARD TARGET RETIREMENT 2060 FUND	7,769	44.04	342,168	1.25%	4.02%	33.82%[1]
VANGUARD TARGET RETIREMENT INCOME FUND	507,585	16.15	8,195,412	1.25%	1.76%	8.68%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TOTAL BOND MARKET INDEX FUND	1,325,257	12.23	16,202,729	1.25%	2.19%	6.44%
VANGUARD VIF EQUITY INDEX PORTFOLIO	109,775	58.33	6,402,669	1.25%	1.42%	16.73%
VANGUARD VIF GLOBAL BOND INDEX	118,423	20.39 to 22.62	2,651,051	0.95% to 1.65%	0.82%	(4.41%) to 6.05%
VANGUARD VIF INTERNATIONAL PORTFOLIO	40,012	47.23	1,889,876	1.25%	0.91%	55.62%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	82,446	31.77	2,619,508	1.25%	1.21%	16.59%
VANGUARD VIF REIT INDEX PORTFOLIO	70,516	14.56	1,027,047	1.25%	2.15%	(6.06%)
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND PORTFOLIO	41,135	11.03	453,883	1.25%	-%	3.57%[1]
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	34,321	34.45	1,182,475	1.25%	0.58%	21.65%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	195,950	13.24	2,593,410	1.25%	2.06%	6.26%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	718,861	48.73 to 90.33	61,988,006	0.95% to 1.65%	-%	60.05% to 62.65%
WILSHIRE VIT GLOBAL ALLOCATION FUND	13,698,255	22.09 to 40.19	515,789,959	0.00% to 1.65%	1.75%	10.08% to 11.93%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-accounts on May 1, 2020 and the return is for the period May 1, 2020 to December 31, 2020

KPMG LLP
Suite 500
191 West Nationwide Blvd.
Columbus, OH 43215-2568
Independent Auditors’ Report
Audit Committee of the Board of Directors
Horace Mann Life Insurance Company:
Opinions
We have audited the financial statements of Horace Mann Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the financial statements (collectively, financial statements).
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024, in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance described in Notes 1 and 8.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.
Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Notes 1 and 8 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 8.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.
1

Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.
Auditors’ Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.
In performing an audit in accordance with GAAS, we:
●
Exercise professional judgment and maintain professional skepticism throughout the audit.
●
Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
●
Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
●
Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
●
Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.
Supplementary Information
Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Summary of Investments - Other than Investments in Related Parties - Schedule I, Supplementary Insurance Information - Schedule III, and Reinsurance - Schedule IV is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by Regulation S-X Rule 7.05 of the Securities and Exchange Commission. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.
/s/ KPMG LLP
Columbus, Ohio
April 3, 2025
2

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2024 and 2023
(In thousands)

	December 31
	2024	2023
Admitted Assets
Cash and investments:
Bonds	$4,251,269	$4,185,779
Preferred stocks	83,351	83,432
Common stocks	33,564	35,213
Mortgage loans on real estate	67,950	68,344
Cash	11,128	10,899
Cash equivalents	16,586	32,316
Contract loans	130,164	131,130
Derivatives	18,527	19,022
Receivable for securities	15,091	2,021
Other invested assets	872,373	894,719

Total cash and investments	5,500,003	5,462,875

Investment income due and accrued	47,187	44,784
Uncollected premiums	575	531
Deferred premiums	49,246	49,196
Amounts recoverable from reinsurers	34,746	47,167
Funds held by or deposited with reinsured companies	35,730	34,134
Current federal income tax recoverable	16,705	3,965
Net deferred tax assets	12,371	11,611
Receivable from parent and affiliates	1,310	12,234
Admitted disallowed IMR	9,102	4,954
Other assets	6,186	4,328
Variable annuity assets held in separate accounts	3,708,846	3,294,083
Total admitted assets	$9,422,007	$8,969,862
(Continued)
3

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2024 and 2023
(In thousands, except share data)

	December 31
	2024	2023
Liabilities and Capital and Surplus		
Policy liabilities:		
Aggregate reserves:		
Life and annuity	$4,174,471	$4,169,114
Accident and health	29,978	29,567
Unpaid benefits:
Life	26,368	26,689
Accident and health	6,402	5,822
Policyholder funds on deposit	915,312	857,635
Remittances not allocated	4,421	2,486
Other amounts payable on reinsurance	5,640	10,783
Total policy liabilities	5,162,592	5,102,096

Accrued expenses	9,572	5,216
Commissions and expense allowances payable on reinsurance assumed	2,257	1,210
Transfer from separate accounts accrued for expense allowances recognized in reserves	640	(864)
Other liabilities	7,237	22,874
Borrowed money and interest thereon	12,031	—
Asset valuation reserve	86,753	62,984
Payable to parent and affiliates	4,257	247
Payable for securities	9,715	23,245
Variable annuity liabilities held in separate accounts	3,708,846	3,294,083
Total liabilities	9,003,900	8,511,091
Capital and surplus:
Capital stock, $1 par value.		
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	143,704	143,704
Special surplus – admitted disallowed IMR	9,102	4,954
Unassigned surplus	262,801	307,613
Total capital and surplus	418,107	458,771
Total liabilities and capital and surplus	$9,422,007	$8,969,862
See accompanying notes to statutory financial statements.
4

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2024, 2023 and 2022
(In thousands)

	Year Ended December 31
	2024	2023	2022
Revenue:
Premiums, annuity and supplementary contract considerations:
Annuity	$438,746	$440,931	$411,483
Life	121,905	134,235	115,286
Supplementary contracts	2,046	4,798	3,808
Accident and health	29,683	29,221	29,462
Total premiums, annuity and supplementary contract considerations	592,380	609,185	560,039

Net investment income	277,028	255,304	252,378
Amortization of interest maintenance reserve	(1,067)	(390)	1,684
Commissions and expense allowances on reinsurance ceded	5,542	5,493	5,642
Management fee income from separate accounts	44,517	37,574	36,803
Fees from sales of third-party vendor products	146	229	282
Other	9,095	7,967	(3,444)
Total revenue	927,641	915,362	853,384
Benefits and expenses:
Provisions for claims and benefits:
Annuity	551,468	544,117	473,836
Life	134,656	149,935	131,614
Supplementary contracts	11,067	11,420	11,682
Accident and health	12,355	13,065	12,373
Total claims and benefits	709,546	718,537	629,505

Commissions	35,791	32,673	32,053
Commissions and expense allowances on reinsurance assumed	12,751	12,189	11,518
General and other expenses	97,947	86,208	82,082

Total benefits and expenses	856,035	849,607	755,158

Net gain before federal income tax expense	71,605	65,756	98,226
Federal income tax expense	13,512	17,772	13,932
Net gain from operations	58,093	47,984	84,294
Realized investment (losses) gains net of tax and transfers to interest maintenance reserve	8,681	(10,146)	(3,002)
Net income	$66,774	$37,838	$81,292
See accompanying notes to statutory financial statements.
5

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Capital and Surplus
Years ended December 31, 2024, 2023 and 2022
(In thousands)

	Year Ended December 31
	2024	2023	2022
Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus	143,704	143,704	143,704

Unassigned and special surplus:			
Balance at beginning of year	312,567	336,763	326,365
Net income	66,774	37,838	81,292
Change in net deferred income tax	2,638	863	(1,805)
Change in non-admitted assets	(4,316)	2,316	1,040
Change in net unrealized capital (losses) gains	(13,326)	23,925	(37,723)
Change in reserve valuation basis	—	7,112	—
Change in asset valuation reserve	(23,769)	(22,408)	25,959
Dividends to stockholder	(63,600)	(71,500)	(56,000)
Change in deferred gain on reinsurance	(2,566)	(2,342)	(2,365)
Prior period investment error correction	(2,497)	—	—
Balance at end of year	271,903	312,567	336,763

Total capital and surplus	$418,107	$458,771	$482,967
See accompanying notes to statutory financial statements.
6

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2024, 2023 and 2022
(In thousands)

	Year Ended December 31
	2024	2023	2022
Cash from operations:
Revenue received:
Premiums considerations and deposits	591,147	590,974	$556,558
Investment income	272,877	250,801	249,412
Commissions and expense allowances on reinsurance ceded	1,380	3,150	5,642
Management fee income from Separate Accounts	44,517	37,574	36,803
Fees from sales of third party vendor products	146	229	282
Other income (expense)	9,095	7,967	(3,444)
Total revenue received	919,162	890,695	845,253
Benefits and expenses paid:
Claims, benefits and net transfers	694,739	742,695	590,064
Expenses	141,830	131,487	127,930
Federal income taxes	28,619	15,504	10,658
Total benefits and expenses paid	865,188	889,686	728,652
Net cash from operations	53,974	1,009	116,601
Cash from investments:
From investments sold or matured:
Bonds	631,652	519,960	758,700
Stocks	8,726	25,576	15,923
Mortgage loans	394	371	2,223
Other invested assets	108,176	54,471	42,297
Miscellaneous proceeds	14,096	21,224	—
Total investment proceeds	763,044	621,602	819,143
Cost of investments acquired:
Bonds	(695,594)	(426,350)	(622,946)
Stocks	(7,987)	(4,727)	(4,656)
Mortgage loans	—	(11,193)	(23,320)
Other invested assets	(103,055)	(172,770)	(270,221)
Miscellaneous applications	(31,224)	(4,865)	(28,584)
Total investments acquired	(837,860)	(619,905)	(949,727)
Net (increase)/decrease in contract loans	966	(1,317)	2,033
Total for investments acquired	(836,894)	(621,222)	(947,694)
Net cash from (used in) investments	(73,850)	380	(128,551)

Cash from financing and miscellaneous:
Cash provided (applied):
Borrowed funds	12,031	(55,507)	55,507
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	57,658	90,169	2,574
Dividends to stockholders	(63,600)	(71,500)	(56,000)
Other cash provided (applied)	(1,713)	6,222	(1,726)
Net cash from (to) financing and miscellaneous	4,376	(30,616)	355
Net change in cash and short term investments	(15,501)	(29,228)	(11,595)
Cash and short-term investments at beginning of year	43,214	72,442	84,037
Cash, cash equivalents and short-term investments at end of year	27,714	43,214	$72,442
Cash flow information for non-cash transactions:
Non-cash exchange in Other Invested Assets	$34,320	$—	$—
Assets transferred on reinsurance transaction	$—	$(16,003)	$—

See accompanying notes to statutory financial statements.
7

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(1) Background and Significant Accounting Policies
Organization
Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families.
The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Educators Life Insurance Company of America (ELICA). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, National Teachers Associates Life Insurance Company, NTA Life Insurance Company of New York, Madison National Life Insurance Company, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.
Basis of Presentation
The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC Statements of Statutory Accounting Principles (SAP) without modification. At December 31, 2024 and 2023 the Company has no material statutory accounting practices and has no permitted accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.
Investments
Investments are valued in accordance with the requirements of the NAIC. Change in unrealized gains and losses on securities carried at fair value are recognized in the change in net unrealized capital (losses) gains line in the Statutory Statement of Capital and Surplus, net of taxes.
Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or fair value. Fair value is derived using third party pricing services and consideration of factors including quality of issuer, interest rates and maturity dates.
Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan-backed securities that have been assigned the NAIC category 6 designation are carried at lower of cost or fair value. The Company uses a pricing service in determining the fair value of its loan-backed securities. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan-backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.
Common stocks are carried at fair value. Fair value is derived using third party pricing services and, when not available, common stocks are valued using non-binding broker quotes.
Redeemable preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call price. Fair value is derived using third party pricing services and, when not available, preferred stocks are valued using non-binding broker quotes.
(Continued)
8

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Mortgage loans, including a loan with an affiliate for the home office property, are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. The related party loan has an 7.5% coupon rate and will be paid in full on June 28, 2049. The Company purchased no commercial loans in 2024. The Company did not reduce interest rates of any outstanding mortgage loans during 2024, 2023 and 2022. During 2024, 2023 and 2022, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.
Contract loans are carried at the unpaid principal balance.
Collateral loans are carried at amortized cost plus accrued interest.
Derivatives, representing one year call options, are carried at fair value.
The Company accounts for repurchase agreements as secured borrowings.
Within “Other invested assets”, the Company accounts for limited liability companies, on a quarter lag, based on the underlying audited U.S. GAAP equity of the Company’s proportionate interest in the partnership and the change is recognized in changes in net unrealized capital (losses) gains in the statutory statement of capital and surplus.
At December 31, 2024 and 2023, the Company had no investments in derivative financial instruments, joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets, no reverse mortgages and holds no loans.
Short-term securities have a maturity of one year or less at the time of acquisition. Cash equivalents and short-term investments are carried at amortized cost which approximates fair value.
Interest income is recognized as earned. Investment income reflects amortization of premiums and accretion of discounts on an effective-yield basis.
Net realized investment gains and losses are determined on the basis of specific identification on the trade date.
The Company’s methodology of assessing other-than-temporary impairments (OTTI) is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if (1) the Company has the intent to sell the debt security, (2) it is more likely than not the Company will be required to sell the debt security before the anticipated recovery of the amortized cost basis, or (3) management does not expect to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition, an other-than-temporary impairment is considered to have occurred. For equity securities, if (1) the Company does not have the ability and intent to hold the security for the recovery of cost or (2) recovery of cost is not expected within a reasonable period of time, an other-than-temporary impairment is considered to have occurred.
The Company reviews the fair value of all investments in its portfolio on a quarterly basis to assess whether an other-than-temporary decline in value has occurred. These reviews, in conjunction with the Company’s investment managers’ quarterly credit reports and relevant factors such as (1) the financial condition and near-term prospects of the issuer, (2) the length of time and extent to which the fair value has been less than amortized cost for bonds or cost for equity securities, (3) for debt securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the anticipated recovery in the amortized cost basis; and for equity securities, the Company’s ability and intent to hold the security for the recovery of cost or if recovery of cost is not expected within a reasonable period of time, (4) the stock price trend of the issuer, (5) the market leadership position of the issuer, (6) the debt ratings of the issuer, and (7) the cash flows and liquidity of the issuer or the underlying cash flows for asset-backed securities, are all considered in the impairment assessment. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company has the intent to sell the investment before recovery of the cost of the investment, an other-than-temporary impairment shall be considered to have occurred. For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred for the difference due to a non-interest related decline. For structured securities, the Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary. A write-down of an
(Continued)
9

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
investment is recorded when a decline in the fair value of that investment is deemed to be other-than-temporary, with a realized investment loss charged to operations for the period. For equity method investments, the Company recognizes a loss in value when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings potential that would justify the carrying amount of the investment.
An other than temporary impairment shall be considered to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment. For any decline in fair value of an investment in a limited partnership or limited liability company which is determined to be other than temporary, the investment is written down to fair value as the new cost basis and the amount of the write down is recognized as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value, which are determined to be other than temporary, are recorded as realized losses. The Company monitors its investments in limited partnerships and limited liability companies to determine if any significant losses have occurred in the underlying investments held by the limited partnerships or limited liability companies which may indicate the Company’s investment is other than temporarily impaired.
Investments in limited partnership interests are predominately accounted for using the equity method of accounting (EMA) and include interests in commercial mortgage load funds, private equity funds, infrastructure equity funds, real estate equity funds, infrastructure debt funds and other funds.
Asset Valuation Reserve
The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.
The balance of the AVR by component at December 31, is as follows:
	2024	2023
Bonds, preferred stocks and short-term investments	$33,814	$30,646
Mortgage loans	616	368
Real estate and other invested assets	51,500	30,379
Common stocks	823	1,591
Total AVR	$86,753	$62,984
Interest Maintenance Reserve
The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.
Effective August 13, 2023 interpretation changes for SSAP No.7 were adopted whereby, negative IMR can be admitted up to 10% of adjusted capital and surplus. As of December 31, 2024 the Company had net negative IMR of $9,102 which was held in the general account only and did not include any IMR for derivatives. IMR losses resulted from the sale of fixed income investments.
(Continued)
10

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Adjusted capital and surplus used in the admission test is:
	2024	2023
Prior Period Capital and Surplus	$458,771	$482,967
Less: Negative IMR	9,102	4,954
Less: Net Admitted Deferred Tax Assets	12,371	11,611
Adjusted Capital & Surplus	$437,298	$466,402

10% Allowable Admitted Negative IMR	$43,730	$46,640
Negative IMR as Percent of Adjusted Capital & Surplus	2%	1%

Fixed income investment generating IMR losses comply with Company investment management policies. Any deviation to this was either because of a temporary and transitory timing issue or related to a specific event, such as a reinsurance transaction, that mechanically made the cause of IMR losses not reflective of reinvestment activities. The Company did not have any IMR losses for fixed income related derivatives. Sales resulting in losses, and resulting negative IMR, were not compelled by liquidity pressures.
Aggregate Reserves
Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.
Premium deficiency reserves at December 31, 2024 and 2023 were $38,485 and $34,111, respectively. The Company does not anticipate investment income as a factor in determining if a premium deficiency relating to short-duration contracts exists.
The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.
Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.
Policyholder Funds on Deposit
Policyholder funds on deposit primarily include funding agreements with the Federal Home Loan Bank of Chicago of $877,985 and $813,407 as of December 31, 2024 and 2023, respectively, and supplementary contracts without life contingencies which represent the present value of future payments discounted with interest only and personal promise liabilities (discussed in further detail in Note 12). At December 31, 2024 and 2023, the supplemental contract liability was $33,817 and $40,670, respectively, including retained asset accounts of $7,312 and $10,201 respectively. The supplemental contract liability including the retained assets is based on average credited interest rates of 2.71% and 2.58% in 2024 and 2023, respectively. Premiums and annuity considerations for life and accident and health contracts received in advance were $506 and $487 at December 31, 2024 and 2023, respectively. Premiums on deposit and dividend accumulations of $1,012 and $1,074 were reported at December 31, 2024 and 2023, respectively. Annuities certain of $1,993 and $1,997 were reported at December 31, 2024 and 2023 respectively.
(Continued)
11

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Life Premiums
Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingent premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.
Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.
Deferred and uncollected life insurance premiums as of December 31, 2024, were as follows:
	Gross	Net of Loading
Ordinary new business	$3,085	$1,062
Ordinary renewal	45,656	49,026
Group Life	(26)	(26)
Total	$48,715	$50,062
Mutual Fund Service Fee Income
The Company has a service agreement where the Company provides certain services to the Wilshire VIT Fund (Fund) necessary to coordinate the Fund activities with those of the Separate Account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets of the Fund.
Fees From Sales of Third-Party Vendor Products
The Company has programs to offer fixed indexed universal life and fixed interest rate universal life insurance with two third-party vendors underwriting such insurance. Under these programs, the third-party vendors underwrite and bear the risk of these insurance policies and the Company receives a commission on the sale of that business.
Income Taxes
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset (DTA), for the tax effect of temporary differences between financial reporting and the tax basis of assets, is reported as an admitted asset for temporary differences that reverse in three years, but only to the extent they do not exceed the lesser of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences or 15% of adjusted surplus plus gross deferred tax liabilities (DTL). Gross DTAs are reduced by a statutory valuation allowance if it is more-likely-than-not that some portion or all of the gross DTAs will not be realized. Admissibility is based upon the Company’s risk-based capital level.
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustainable upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
The Company classifies all tax-related interest and penalties as income tax expense.
(Continued)
12

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
In August 2022, the Inflation Reduction Act of 2022 (IRA) was passed by the U.S. Congress and signed into law by the Executive Branch. The IRA includes a new Federal alternative minimum tax (AMT), effective in 2023, that is based on the adjusted financial statement income (AFSI) set forth on the applicable financial statement (AFS) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFSI is generally treated as the AFSI for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.
An applicable corporation is not automatically subject to an AMT liability. The corporation’s tentative AMT liability is equal to 15.0% of its adjusted AFSI, and AMT is payable to the extent the tentative AMT liability exceeds regular corporate income tax. However, any AMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of AMT.
HMEC and its controlled group of corporations have determined that it is not an applicable corporation in 2024. In making such determination, the group has relied upon guidance issued by the U.S Treasury Department during 2024.
Acquisition Expenses
The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.
Non-admitted Assets
Assets prescribed by the Illinois Insurance Code and the NAIC as "non-admitted" (principally non-admitted deferred tax assets) are charged to unassigned surplus.
Use of Estimates
The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and (2) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Statement of Cash Flow
During 2024, non-cash activities included $34 million of assets exchanged in other investments. During 2023, non-cash activities included $16 million of assets transferred in connection with a life reinsurance transaction with ELICA. There were not any non-cash activities in 2022.
Accounting Changes and Corrections of Errors during 2024 or 2023
During 2024, the Company identified an error related to the overstatement of an asset in the Other Invested Assets and Unassigned Funds. The overstatement was due to the assets being incorrectly valued using fair value rather than US GAAP equity resulting in an overstatement for 2023 Other Invested Assets and Unassigned Funds of $2,497. In accordance with SSAP No. 3, the error was corrected in 2024, the year the error was identified, by reducing the value of the asset and the 2024 beginning unassigned surplus.
(Continued)
13

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Subsequent Events
The Company had no Type I or Type II events subsequent to December 31, 2024 that merited recognition or disclosure in these statements. Subsequent events were evaluated through April 3, 2025, the date which these statements were available for issuance.
(2) Investments
Net Investment Income
The components of net investment income were as follows:
	2024	2023	2022
Interest on bonds	216,687	202,957	$187,545
Preferred stock income	4,892	5,698	7,030
Common stock income	3,796	4,058	2,872
Interest on mortgage loans	5,013	4,387	3,457
Interest on short-term investments	1,908	2,216	540
Interest on contract loans	7,928	8,064	7,755
Limited liability companies income	48,008	39,202	52,721
Other investment income (loss)	(124)	(90)	(40)
Gross investment income	288,108	266,492	261,880
Investment expenses	11,080	11,188	9,502
Net investment income	277,028	255,304	$252,378
The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company nonadmitted $750 of investment income due and accrued related to nine securities for 2024. In 2023, the Company nonadmitted $1,417 of investment income due and accrued related to eight securities.
The gross, nonadmitted and admitted amounts for interest income due and accrued.

Interest Income Due and Accrued	2024	2023
1. Gross	$47,937	$46,200
2. Nonadmitted	750	1,417
3. Admitted	$47,187	$44,784
There is no aggregated deferred interest. The amount of paid-in-kind interest included in the current balance is $15,440.
Prepayment Penalty and Acceleration Fees
The following table discloses prepayment penalties and acceleration fees recorded for securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions):
	General Account	Separate Account
(1) Number of CUSIPs	20	—
(2) Aggregate Amount of Investment Income	$693	$—
Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.
(Continued)
14

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The IMR at December 31 is as follows:
	2024	2023	2022
Reserve balance, beginning of year	$(4,954)	$6,711	$27,936
Current year capital gains (losses), net of tax	(5,215)	(10,980)	(19,541)
Adjustment for liability gains (losses) released from reserve	—	(1,075)	—
Amortization of IMR	1,067	390	(1,684)
Reserve balance, end of year	$(9,102)	$(4,954)	$6,711
Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:
	2024	2023	2022
Bonds	$(1,524)	$(12,537)	$(24,682)
Common stocks	—	(58)	(36)
Preferred stocks	27	(10,656)	(788)
Real Estate	—	(103)	—
Options	11,289	(2,298)	(3,552)
Other Invested Assets	(3,960)	—	—
Short Term Investments	—	—	—
Net realized investment gains (losses)	5,832	(25,652)	(29,058)
Less federal income tax expense	2,366	(4,526)	(6,515)
Transferred to IMR	5,215	10,980	19,541
Net realized investment gains (losses) net of tax and transfers to IMR	8,682	(10,146)	$(3,002)
The net gains (losses) were realized from ongoing investment portfolio management activity and recording of impairment charges. The Company recorded impairment write-downs of $1,551, $5,840 and $8,173 in 2024, 2023 and 2022, respectively. The impairment losses in 2024 and 2023 related to bonds. During 2022 impairments were related to common stocks and bonds. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statements of operations.
Change in Net Unrealized Capital Gains (Losses)
Unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains (losses) also include the impact of deferred taxes. This amount was $2,392, $5,392 and $(1,607) at December 31, 2024, 2023, and 2022, respectively.
	2024	2023	2022
Net unrealized capital gains (losses):
Beginning	$26,792	$2,867	$40,590
End of year	13,466	26,792	2,867
Change in net unrealized capital gains (losses)	$(13,326)	$23,925	$(37,723)
(Continued)
15

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Bonds and Preferred Stocks
The carrying value and statutory fair value of investments in bonds and preferred stocks are as follows:
December 31, 2024	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$57,201	$545	$(4,369)	$53,377
All Other Governments	16,843	3	(1,356)	15,490
States, Territories and Possessions
(Direct and Guaranteed)	197,727	2,847	(15,311)	185,262
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,371,041	10,377	(167,191)	1,214,227
Industrial & Miscellaneous (Unaffiliated)	2,607,386	20,263	(210,766)	2,416,883
Hybrid Securities	1,072	47	—	1,119
Preferred Stocks	83,351	1,270	(1,744)	82,876
Total	$4,334,621	$35,352	$(400,737)	$3,969,234

December 31, 2023	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$59,642	$676	$(3,772)	$56,546
All Other Governments	24,327	—	(1,385)	22,942
States, Territories and Possessions
(Direct and Guaranteed)	215,222	4,615	(12,646)	207,191
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,326,067	13,983	(149,360)	1,190,690
Industrial & Miscellaneous (Unaffiliated)	2,559,451	25,189	(205,138)	2,379,502
Hybrid Securities	1,071	57	—	1,128
Preferred Stocks	83,432	935	(1,085)	83,282
Total	$4,269,212	$45,455	$(373,386)	$3,941,281
(Continued)
16

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $330,617 and $303,521; Federal Home Loan Mortgage Association of $354,506 and $296,369; Government National Mortgage Association of $45,798 and $47,975; and Other Government of $218,603 and $233,916 as of December 31, 2024 and 2023, respectively.
At December 31, 2024 and 2023, the fair value and gross unrealized capital losses of investments in bonds and stock segregated between securities having an unrealized capital loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:
December 31, 2024	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$11,677	$(297)	$31,081	$(4,072)
All Other Governments	488	(11)	12,501	(1,345)
States, Territories And Possessions
(Direct and Guaranteed)	28,697	(529)	93,407	(14,782)
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	225,296	(2,900)	822,027	(164,291)
Industrial & Miscellaneous (Unaffiliated)	207,609	(6,293)	1,187,532	(204,473)
Hybrid Securities	—	—	—	—
Preferred Stock	7,706	(128)	3,884	(1,616)
Common Stock	—	—	—	—
Total	$481,473	$(10,158)	$2,150,432	$(390,579)

December 31, 2023	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$11,286	$(157)	$32,275	$(3,615)
All Other Governments	1,488	(4)	21,454	(1,381)
States, Territories And Possessions
(Direct and Guaranteed)	3,829	(11)	112,528	(12,635)
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	59,320	(791)	859,634	(148,569)
Industrial & Miscellaneous (Unaffiliated)	234,287	(13,207)	1,607,953	(191,931)
Hybrid Securities	—	—	—	—
Preferred stocks	—	—	4,415	(1,085)
Common Stock	—	—	—	—
Total	$310,210	$(14,170)	$2,638,259	$(359,216)
At December 31, 2024, the Company held 1,627 positions where the carrying value exceeded the market value a total of $400,737. Securities with an investment grade rating represented 97% of the gross positions. The largest single position is a Special Revenue bond where the carrying value exceeds market value by $6,283. The portfolio included 1,316 securities that have been in this position for 12 months or longer, totaling $390,579. The Company views the decrease in value of all
(Continued)
17

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
of the securities at December 31, 2024 as temporary, expects recovery in market value, anticipates continued payments in accordance with the contractual terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2024.
Bonds by NAIC class at December 31 are as follows:
	2024		2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
Class 1	$3,184,311	$2,925,349	$3,026,941	$2,795,903
Class 2	965,435	865,205	1,050,134	956,748
Class 3	52,443	50,168	52,731	50,260
Class 4	29,027	26,770	32,519	31,352
Class 5	19,799	18,614	23,310	23,592
Class 6	253	253	144	144
Total by class	$4,251,268	$3,886,359	$4,185,779	$3,857,999
The fair value of the Company’s investment in collateralized mortgage obligations (CMOs), including mortgage obligations of the United States governmental agencies at December 31, 2024, was $184,575 compared to a $205,565 carrying value. The average credit quality rating of the Company’s investment in CMOs was AA+ and NAIC 1. The average duration of the CMOs was 6.5 years. The Company’s investment in CMOs, excluding mortgage obligations of the United States governmental agencies, represented 0.4% of the Company’s bond portfolio at December 31, 2024.
At December 31, 2024 and 2023, 11.5% and 11.8% of the total bond portfolio (at amortized cost) consisted of private placement bonds, respectively.
The carrying value and statutory fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Perpetual holdings are included in the due after twenty years classification.
December 31, 2024	Carrying Value	Fair Value
Due in one year or less	$42,921	$43,024
Due after one year through five years	417,034	409,979
Due after five years through ten years	989,524	950,978
Due after ten years through twenty years	1,496,127	1,370,613
Due after twenty years	1,305,662	1,111,765
Total bonds	$4,251,268	$3,886,359
Proceeds from the sale of investments in bonds and stocks during 2024, 2023 and 2022 were $151,331, $275,871 and $443,909, respectively. Gross gains of $2,541, $1,651 and $3,245 and gross losses of $1,352, $19,093 and $20,358 were realized on those sales for 2024, 2023 and 2022, respectively.
(Continued)
18

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Loan-backed and Structured Securities
At December 31, 2024, the Company had loan-backed securities with a fair value of $1,532,915 and a carrying value of $1,597,866. Prepayment assumptions were obtained from broker dealer survey values. The Company had no negative yield situations requiring a change from the retrospective to prospective method. The Company had no concentration of credit risk requiring disclosure under Statement of Statutory Accounting Principle 27. The Company takes into consideration the cash flows of the loan-backed securities under various scenarios to determine if an impairment is other than temporary.
OTTI on loan-backed and structured securities recognized during the year ended December 31, 2024, 2023 and 2022 were as follows:
	Amortized Cost Basis Before OTTI	Interest OTTI	Non Interest OTTI	Fair Value
Year Ended December 31, 2024
Intent to sell	$407	$13	$—	$394
Total	$407	$13	$—	$394
Year Ended December 31, 2023
Intent to sell	$6,977	$423	$—	$6,554
Total	$6,977	$423	$—	$6,554
Year Ended December 31, 2022
Intent to sell	$28,429	$6,120	$—	$22,309
Inability or lack of intent to hold	916	—	372	544
Total	$29,345	$6,120	$372	$22,853
As of December 31, 2024, the Company held one security for which OTTI was recognized during the current year. The basis for recognizing OTTI for this security (all non-interest related) was due to change of intent.
At December 31, 2024, the Company had loan-backed and structured securities with an aggregate unrealized loss of $74,191. The fair value and gross unrealized losses segregated between securities having an unrealized loss for less than twelve months and securities having an unrealized loss for twelve months or longer were as follows:
Less than 12 months		12 months or longer
Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
$194,401	$(1,536)	$589,397	$(72,655)
Deposits
The carrying value of securities included in bonds which are required by law to be on deposit with governmental authorities, at December 31 were as follows:
	2024	2023
Held for all policyholders	$1,703	$1,708
Held for policyholders in certain states	1,125	1,051
Total deposits	$2,828	$2,759
Federal Home Loan Bank Arrangements
The Company is a member of the Federal Home Loan Bank of Chicago (FHLB) primarily for the purpose of participating in its mortgage-collateralized loan advance program. Under the membership requirements, the Company purchased $30,875 of FHLB capital stock. In exchange, the Company had funding capacity available of $1,428,957 and $1,418,945 at December 31, 2024 and 2023, respectively. Any borrowing from the FHLB requires the purchase of FHLB activity-based common stock in an amount equal to 4.5% of the borrowing, or a lower percentage – such as 2.0% based on the Reduced Capitalization Advance Program. Advances are in the form of funding agreements issued to the FHLB and are
(Continued)
19

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
therefore reported as deposit-type contracts included in “Policyholder funds on deposit” in the Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company had $877,985 and $813,407 in outstanding advances with $1,068,441 and $975,643 in assets pledged as collateral to FHLB at December 31, 2024 and 2023, respectively. The outstanding advances mature in January, February and September 2025, January, February and September 2026. The weighted average interest rate was 4.44% as of December 31, 2024. Interest rates reset either monthly or quarterly.
Restricted assets (including pledged) are as follows:
	Gross Restricted							Percentage
	Current Year							Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	Total General Account (G/A)	Total Separate Account (S/A)	Total	Total From Prior Year	Increase/ (Decrease)	Total Current Year Non-admitted Restricted	Total Current Year Admitted Restricted
Subject to repurchase agreements	$13,677	$—	$13,677	$—	$13,677	$—	$13,677	0.14%	0.15%
FHLB capital stock	30,875	—	30,875	28,450	2,425	—	30,875	0.33%	0.33%
On deposit with states	2,828	—	2,828	2,759	69	—	2,828	0.03%	0.03%
Pledged as collateral under FHLB funding agreements	1,068,441	—	1,068,441	975,643	92,798	—	1,068,441	11.32%	11.34%
Total Restricted Assets	$1,115,821	$—	$1,115,821	$1,006,852	$108,969	$—	$1,115,821	11.83%	11.85%
Mortgage Loans
Aging analysis of mortgage loans aggregated by type is as follows:
	Residential			Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2024
Recorded Investment (All)
Current	$—	$—	$4	$—	$67,950	$—	$67,950
December 31, 2023
Recorded Investment (All)
Current	$—	$—	$4	$—	$68,340	$—	$68,344
Derivatives
The Company uses derivatives to hedge against market impacts on the interest credited related to fixed indexed annuity (FIA) and indexed universal life (IUL) products offered by the Company. The Company purchases one-year call options, which generally provide for the Company to be paid the one-year appreciation of various published indices, which are used to fund the annual index credits on the indexed products. The Company pays cash to the counterparty at an agreed upon price at the outset of the contract. The counterparty pays a single payment at each due date when applicable.
Call options purchased by the Company do not qualify for hedge accounting treatment. The notional amounts purchased are not an exact match with the index annuity account values, nor do they take into account withdrawals resulting in a hedge that is not “highly effective.” Therefore, derivative instruments are carried at fair value, with changes in fair value recognized in “Change in unrealized capital gains (losses).” Pretax net unrealized gains on derivative assets were $4,192 and $6,504 at December 31, 2024 and 2023, respectively.
The Company utilizes multiple counterparties and evaluates the creditworthiness of the counterparty prior to the purchase of an option contract. Collateral support agreements with each counterparty provide that the Company will receive or pledge financial collateral in the event minimum thresholds have been reached.
(Continued)
20

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Collateral Received and Reflected as Assets Within the Financial Statements
	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
December 31, 2024
Cash	$6,265	$6,265	0.07%	0.07%
Total Collateral Assets	$6,265	$6,265	0.07%	0.07%
December 31, 2023
Cash	$18,485	$18,485	0.21%	0.21%
Total Collateral Assets	$18,485	$18,485	0.21%	0.21%
Subprime Mortgage Related Risk Exposure
The Company has no securities with direct sub-prime exposure.
Investments in Entities Exceeding 10% of Capital and Surplus
At December 31, 2024 there were no investments in entities other than obligations of the U.S. Government and federally sponsored government agencies and authorities which exceeded 10% of total capital and surplus.
Repurchase Agreements
The Company began utilizing repurchase agreements in 2022, whereby the Company agrees to sell and repurchase securities. These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the balance sheet.
The maturity time for borrowings are as follows (in thousands):
	2024	2023
Maximum Amount:
Open - No Maturity	$7,008	$—
˃ 1 Week to 1 Month	$45,000	$—
˃ 1 Month to 3 Months	$5,000	$—
Ending Balance
Open - No Maturity	$7,008	$—
˃ 1 Week to 1 Month	$—	$—
˃ 1 Month to 3 Months	$5,000	$—
The highest level of short-term borrowings at any month end was $12,008 in 2024. At December 31, 2024 the outstanding repurchase agreement balance was $12,031. In the event of a decline in the fair value of the pledged collateral under these agreements, the Company may be required to transfer cash or additional securities as pledged collateral.
Collateral received on secured borrowings are as follows (in thousands):
	2024	2023
Maximum Amount:
Cash	$50,000	$—
Securities (FV)	$—	$—
Ending Balance
Cash	$12,008	$—
Securities (FV)	$—	$—
(Continued)
21

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The liability to return collateral on secured borrowings are as follows (in thousands):
	2024	2023
Maximum Amount:
Cash (Collateral - All)	$50,045	$—
Securities Collateral (FV)	$—	$—
Ending Balance
Cash (Collateral - All)	$12,031	$—
Securities Collateral (FV)	$—	$—
Interest paid totaled $1,721 in 2024.
(3) Reserves
The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:
	Aggregate reserves		Mortality table	Interest rates
	2024	2023
Life	$908,967	$926,304	1980 CSO/CET	4.0%-6.0%
	399,130	377,903	2001 CSO	3.5-4.0
	87,936	91,742	1958 CSO/CET	2.5-4.5
	105,205	103,107	Various	2.5-5.5
	100,379	70,204	2017 CSO	0-3.5
	1,931	2,227	1941 CSO	2.5-4.5

Annuity	180,514	185,179	1971 IAM	3.0-5.5
	46,571	49,672	a-1949	3.0-5.5
	384	407	1937 SAT	3.0
	1,053,941	1,154,145	a-2000	1.0-5.0
	113,716	132,152	1983a	3.0-4.5
	1,079,886	975,354	2012 IAR	1.0-4.25

Supplementary contracts with life contingencies	4,704	5,558	1983a	6.25-11.0
	46,487	50,221	a-2000	4.0-7.0
	30	37	1971 IAM	4.5-11.25
	2	2	1937 SAT	3.5
	44,688	44,900	2012 IAR	1.5-4.25
Total	$4,174,471	$4,169,114
At December 31, 2024 for approximately 47%, or $1.1 billion of the deferred annuity account values, the credited interest rate was equal to the minimum guaranteed rate.
Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics:
	(1)	(2)	(3)	(4)	(5)
December 31, 2024	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Individual Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$438,606	$—	$—	$438,606	5%
b. At book value less current surrender charge of 5% or more	457,002	—	—	457,002	6%
c. At fair value	—	3,258,914	1,142	3,260,056	41%
(Continued)
22

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	(1)	(2)	(3)	(4)	(5)
December 31, 2024	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
d. Total with adjustment or at market value (Total of a through c)	895,608	3,258,914	1,142	4,155,664	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	3,760,189	—	—	3,760,189	47%
(2) Not subject to discretionary withdrawal	105,320	—	—	105,320	1%
(3) Total (gross)	4,761,118	3,258,914	1,142	8,021,174	100%
(4) Reinsurance ceded	2,347,512	—	—	2,347,512
(5) Total (net) (3) – (4)	$2,413,606	$3,258,914	$1,142	$5,673,662
(6) Amount included in A(1)b above that will move to A(1)e for the first time within the year after the statement date:	$76,009	$—	$—	$76,009

B. Group Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$—	$—	$—	$—	— %
b. At book value less current surrender charge of 5% or more	5,438	—	—	5,438	1%
c. At fair value	—	449,430	—	449,430	74%
d. Total with adjustment or at market value (Total of 1 through 3)	5,438	449,430	—	454,868	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	151,880	—	—	151,880	25%
(2) Not subject to discretionary withdrawal	—	—	—	—	— %
(3) Total (gross)	157,318	449,430	—	606,748	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	$157,318	$449,430	$—	$606,748
(6) Amount included in B(1)b above that will move to B(1)e for the first time within the year after the statement date:	$1,195	$—	$—	$1,195

C. Deposit-Type Contracts:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$—	$—	$—	$—	— %
b. At book value less current surrender charge of 5% or more	—	—	—	—	— %
c. At fair value	—	—	—	—	— %
d. Total with adjustment or at market value (Total of 1 through 3)	—	—	—	—	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	36,821	—	—	36,821	4%
(2) Not subject to discretionary withdrawal	878,407	—	—	878,407	96%
(3) Total (gross)	915,228	—	—	915,228	100%
(4) Reinsurance ceded				—
(5) Total (net) (3) – (4)	$915,228	$—	$—	$915,228
(Continued)
23

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	(1)	(2)	(3)	(4)	(5)
December 31, 2024	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—	$—

December 31, 2023	(1)	(2)	(3)	(4)	(5)
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Individual Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$322,779	$—	$—	$322,779	4%
b. At book value less current surrender charge of 5% or more	538,518	—	—	538,518	7%
c. At fair value	—	2,903,893	1,115	2,905,008	38%
d. Total with adjustment or at market value (Total of a through c)	861,297	2,903,893	1,115	3,766,305	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	3,867,496	—	—	3,867,496	50%
(2) Not subject to discretionary withdrawal	108,945	—	—	108,945	1%
(3) Total (gross)	4,837,738	2,903,893	1,115	7,742,746	100%
(4) Reinsurance ceded	2,404,125	—	—	2,404,125
(5) Total (net) (3) – (4)	$2,433,613	$2,903,893	$1,115	$5,338,621
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$95,909	$—	$—	$95,909

B. Group Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$—	$—	$—	$—	— %
b. At book value less current surrender charge of 5% or more	6,094	—	—	6,094	1%
c. At fair value	—	388,211	—	388,211	70%
d. Total with adjustment or at market value (Total of 1 through 3)	6,094	388,211	—	394,305	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	157,922	—	—	157,922	29%
(2) Not subject to discretionary withdrawal	—	—	—	—	— %
(3) Total (gross)	164,016	388,211	—	552,227	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	$164,016	$388,211	$—	$552,227
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$2,383	$—	$—	$2,383

C. Deposit-Type Contracts:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$—	$—	$—	$—	— %
b. At book value less current surrender charge of 5% or more	—	—	—	—	— %
(Continued)
24

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
December 31, 2023	(1)	(2)	(3)	(4)	(5)
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
c. At fair value	—	—	—	—	— %
d. Total with adjustment or at market value (Total of 1 through 3)	—	—	—	—	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	43,741	—	—	43,741	5%
(2) Not subject to discretionary withdrawal	813,407	—	—	813,407	95%
(3) Total (gross)	857,148	—	—	857,148	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	$857,148	$—	$—	$857,148
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—	$—

Reconciliation of total annuity actuarial reserves and deposit funds liabilities:	2024	2023

Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$2,475,012	$2,496,909
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	95,912	100,719
Exhibit 7, Deposit-type Contracts, Line 14, Column 1	915,228	857,148
Subtotal	3,486,152	3,454,776
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	3,707,441	3,291,081
Exhibit 3, Line 0399999, Column 2	2,045	2,139
Subtotal	3,709,486	3,293,220
Combined Total	$7,195,638	$6,747,996

Analysis of Life Actuarial Reserves by Withdrawal Characteristics:

December 31, 2024	Account Value	Cash Value	Reserve
A. General Account:
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	$—	$22,742	$30,296
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	72,937	54,481	54,821
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	1,009,035	1,176,600
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	58,028	58,028
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	186,523
b. Accidental Death Benefits	XXX	XXX	253
(Continued)
25

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2024	Account Value	Cash Value	Reserve
c. Disability - Active Lives	XXX	XXX	1,579
d. Disability - Disabled Lives	XXX	XXX	27,711
e. Miscellaneous Reserves	XXX	XXX	76,887
(3) Total (gross: direct + assumed)	72,937	1,144,286	1,612,698
(4) Reinsurance Ceded	—	—	9,151
(5) Total (net) (3) - (4)	$72,937	$1,144,286	$1,603,547

B. Separate Account with Guarantees
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

C. Separate Account Nonguaranteed
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
(Continued)
26

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2024	Account Value	Cash Value	Reserve
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

D. Life & Accident & Health Annual Statement:
(1) Exhibit 5, Life Insurance Section, Total (net)	$1,498,343
(2) Exhibit 5, Accidental Death Benefits Section, Total (net)	253
(3) Exhibit 5, Disability - Active Lives Section, Total (net)	1,527
(4) Exhibit 5, Disability - Disabled Lives Section, Total (net)	27,077
(5) Exhibit 5, Miscellaneous Reserves Section, Total (net)	76,348
(6) Subtotal (1+2+3+4+5)	1,603,547

	Account Value	Cash Value	Reserve
Separate Accounts Annual Statement:
(7) Exhibit 3, Line 0199999, Column 2	—
(8) Exhibit 3, Line 0499999, Column 2	—
(9) Exhibit 3, Line 0599999, Column 2	—
(10) Subtotal Lines (7+8+9)	—
(11) Combined Total (6 +10)	$1,603,547

December 31, 2023	Account Value	Cash Value	Reserve
A. General Account:
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	$—	$11,839	$25,485
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	57,841	40,474	40,622
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	1,003,337	1,170,252
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	61,201	61,201
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	179,434
b. Accidental Death Benefits	XXX	XXX	271
c. Disability - Active Lives	XXX	XXX	1,786
d. Disability - Disabled Lives	XXX	XXX	26,956
e. Miscellaneous Reserves	XXX	XXX	74,136
(3) Total (gross: direct + assumed)	57,841	1,116,851	1,580,143
(4) Reinsurance Ceded	—	—	8,658
(5) Total (net) (3) - (4)	$57,841	$1,116,851	$1,571,485

(Continued)
27

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2023	Account Value	Cash Value	Reserve
B. Separate Account with Guarantees
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

C. Separate Account Nonguaranteed
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

D. Life & Accident & Health Annual Statement:
(1) Exhibit 5, Life Insurance Section, Total (net)	$1,469,415
(Continued)
28

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2023	Account Value	Cash Value	Reserve
(2) Exhibit 5, Accidental Death Benefits Section, Total (net)	268
(3) Exhibit 5, Disability - Active Lives Section, Total (net)	1,734
(4) Exhibit 5, Disability - Disabled Lives Section, Total (net)	26,401
(5) Exhibit 5, Miscellaneous Reserves Section, Total (net)	73,669
(6) Subtotal	1,571,487

	Account Value	Cash Value	Reserve
Separate Accounts Annual Statement:
(7) Exhibit 3, Line 0199999, Column 2
(8) Exhibit 3, Line 0499999, Column 2
(9) Exhibit 3, Line 0599999, Column 2
(10) Subtotal (Lines (7) through (9))	—
(11) Combined Total ((6) and (10))	$1,571,487
Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.
Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:
	Aggregate reserves
	2024	2023
Present value of amounts not yet due on claims	$573	$1,125
Additional contract reserves	29,395	28,395
Unearned premiums and other	9	47
Aggregate accident and health reserves	$29,978	$29,567
Unpaid Benefits
Unpaid benefits consist of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.
Accident and health claim reserves and liabilities include the following:
	2024	2023
Aggregate reserves for accident and health	$29,978	$29,567
Unpaid benefits for accident and health	6,402	5,822
Less: Additional contract reserves	(29,395)	(28,395)
Unearned premiums and other	(9)	(47)
Accident and health claim reserves and liabilities	$6,976	$6,947
The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.
(Continued)
29

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	2024	2023	2022
Net balance at January 1	$6,947	$6,283	$6,172
Incurred related to:
Current year	13,452	12,572	11,829
Prior years	(2,073)	(1,230)	(1,426)
Total incurred	11,379	11,342	10,403
Paid related to:
Current year	7,353	6,719	6,478
Prior years	3,998	3,959	3,814
Total paid	11,351	10,678	10,292
Net balance at December 31	$6,976	$6,947	$6,283
As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased by $2,073 in 2024, decreased by $1,230 in 2023, and decreased by $1,426 in 2022. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.
(4) Related Party Transactions
The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $152,534, $131,774, and $132,681 for management, administrative, data processing, commissions and agency services, utilization of personnel, federal income taxes, and investment advisory services in 2024, 2023 and 2022, respectively.
The Company holds a mortgage loan on the home office property from HMSC in the amount of $28,598 and $28,988 as of December 31, 2024 and 2023, respectively.
The Company had a net balance payable from affiliates of $(2,947) at December 31, 2024 and a net balance receivable from affiliates of $11,987 at December 31, 2023, respectively.
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates (see note 5).
ELICA reinsures a small block of Florida whole life business from the Company (see note 9).
The Company has no common stock investments in any upstream companies or affiliates.
The Company assumed all the NTA disability insurance on a funds withheld basis (see note 9).
ELICA made no capital contributions to the Company during the current year.
(Continued)
30

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(5) Federal Income Taxes
The net deferred tax asset (liability) at December 31 and the change from the prior year are comprised of the following components:
1. Components of Net Deferred Tax Asset/(Liability)	2024
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$58,423	$6,201	$64,624
(b) Statutory valuation allowance adjustments	—	6,201	6,201
(c) Adjusted gross deferred tax assets	58,423	—	58,423
(d) Deferred tax assets nonadmitted	11,298	—	11,298
(e) Net deferred tax asset (liability)	47,125	—	47,125
(f) Total deferred tax liabilities	32,362	2,392	34,754
(g) Admitted deferred tax asset (liability)	$14,763	$(2,392)	$12,371

	2023
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$55,332	$6,882	$62,214
(b) Statutory valuation allowance adjustments	—	6,882	6,882
(c) Adjusted gross deferred tax assets	55,332	—	55,332
(d) Deferred tax assets nonadmitted	6,420	—	6,420
(e) Net deferred tax asset (liability)	48,912	—	48,912
(f) Total deferred tax liabilities	31,909	5,392	37,301
(g) Admitted deferred tax asset (liability)	$17,003	$(5,392)	$11,611

	Change
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$3,091	$(681)	$2,410
(b) Statutory valuation allowance adjustments	—	(681)	(681)
(c) Adjusted gross deferred tax assets	3,091	—	3,091
(d) Deferred tax assets nonadmitted	4,878	—	4,878
(e) Net deferred tax asset (liability)	(1,787)	—	(1,787)
(f) Total deferred tax liabilities	453	(3,000)	(2,547)
(g) Admitted deferred tax asset (liability)	$(2,240)	$3,000	$760
(Continued)
31

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The amount of adjusted gross deferred tax assets admitted under each component of SSAP 101 is as follows:
2. Admission Calculation Components	2024
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ —	$ —	$ —
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b)1 and 2(b)2 below)	12,371	—	12,371
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	12,371	—	12,371
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	73,873
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	34,754	—	34,754
(d) Deferred tax assets admitted as the result of application of SSAP 101 (Total 2(a) + 2(b) + 2(c))	$47,125	$—	$47,125

	2023
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ —	$ —	$ —
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	11,611	—	11,611
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	11,611	—	11,611
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	76,522
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	37,301	—	37,301
(d) Deferred tax assets admitted as the result of application of SSAP 101(Total 2(a)+2(b)+2(c))	$48,912	$—	$48,912

(Continued)
32

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	Change
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	—	—	—
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	760	—	760
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	760	—	760
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	(2,649)
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	(2,547)	—	(2,547)
(d) Deferred tax assets admitted as the result of application of SSAP 101(Total 2(a)+2(b)+2(c))	$(1,787)	—	$(1,787)
Other admissibility criteria include:
	2024	2023
Ratio percentage used to determine recovery period and threshold limitation amount	803%	839%
Amount of adjusted capital and surplus used to determine the recovery period and threshold limitation above	$492,490	$510,143
The Company did not utilize tax planning strategies in determining the amount of adjusted gross and net admitted deferred tax assets. As of December 31, 2024, the Company had no temporary differences for which a deferred tax liability was not recognized.
Current income taxes incurred consists of the following major components:
	2024	2023	Change
Federal	$13,512	$17,772	$(4,260)
Foreign	—	—	—
Subtotal	13,512	17,772	(4,260)
Federal income tax on net capital gains	2,366	(4,526)	6,892
Federal and Foreign income taxes incurred	$15,878	$13,246	$2,632
Deferred income tax assets and liabilities consist of the following major components:
	2024	2023	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$42,223	$40,099	$2,124
Investments	530	551	(21)
Deferred acquisition costs	12,727	11,310	1,417
Compensation and benefit accrual	2,347	2,524	(177)
Pension accrual	189	288	(99)
Receivables – nonadmitted	226	344	(118)
Other	181	216	(35)
(Continued)
33

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	2024	2023	Change
Subtotal	58,423	55,332	3,091
Nonadmitted deferred tax assets	11,298	6,420	4,878
Admitted ordinary deferred tax assets	$47,125	$48,912	$(1,787)
Capital:
Investments	$4,916	$6,274	$(1,358)
Net capital loss carry-forward	1,285	608	677
Subtotal	6,201	6,882	(681)
Statutory valuation allowance adjustment	6,201	6,882	(681)
Nonadmitted deferred tax assets	—	—	—
Admitted capital deferred tax assets	$—	—	—
Total admitted deferred tax assets	$47,125	$48,912	$(1,787)

	2024	2023	Change
Deferred tax liabilities:
Ordinary:
Investments	$17,108	$15,730	$1,378
Fixed assets	1,358	1,314	44
Deferred and uncollected premium	10,512	10,470	42
Policyholder reserves (transition rule)	3,290	4,221	(931)
Policyholder reserves	—	8	(8)
Other	94	166	(72)
Total ordinary deferred tax liabilities	$32,362	$31,909	$453
Capital:
Investments	$2,392	$5,392	$(3,000)
Total capital deferred tax liabilities	2,392	5,392	(3,000)
Total deferred tax liabilities	$34,754	$37,301	$(2,547)
Net deferred tax asset	$12,371	$11,611	$760
The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 21% to income before income taxes as follows:
	2024	2023	2022
Income before taxes	$77,436	$40,103	$69,168
Expected income tax expense at 21% statutory rate	$16,262	$8,422	$14,525
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	$(1,876)	$(1,723)	$(2,372)
Tax-exempt interest	(1,548)	(1,478)	(1,578)
Tax adjustment for IMR	224	(144)	(354)
Nondeductible compensation accruals	662	207	33
Investments	—	—	356
Deferred tax benefit on nonadmitted assets	(199)	(288)	(76)
Options	(485)	2,034	(1,286)
Return to provision	1,368	699	846
Gain on Reinsurance - IMR Released	(539)	(492)	(1,016)
Change in Valuation Allowance	(680)	5,104	1,422
Unrecognized tax benefits	—	—	(1,317)
Other	51	41	39
(Continued)
34

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	2024	2023	2022
Total income tax expense reported	$13,240	$12,382	$9,222
Current income tax expense incurred	$15,878	$13,245	$7,417
Change in deferred income tax	(5,638)	2,922	(6,595)
Change in deferred tax on unrealized gains and losses	3,000	(3,785)	8,400
Total income tax expense reported	$13,240	$12,382	$9,222
At December 31, 2024, the Company had a capital loss carryforward totaling $6,119 available to offset future taxable income.
At December 31, 2024, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.
At December 31, 2024, the Company’s federal income tax returns for years prior to 2021 are no longer subject to examination by the Internal Revenue Service (IRS).
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustained upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
A reconciliation of the beginning and ending amount of tax contingencies is as follows:
	2024	2023	2022
Balance as of beginning of the year	—	$29	$1,119
Increases related to prior year tax contingencies	—	—	—
Decreases related to prior year tax contingencies	—	—	—
Increases related to current year tax contingencies	—	—	—
Lapse of statute	—	(29)	(1,090)
Balance as of the end of the year	$—	$—	$29
The Company classifies all tax-related interest and penalties as income tax expense.
(6) Restrictions of Surplus
The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus (greater of current year statutory net income or 10% of surplus). Dividends which may be paid to the Parent Company during 2025 without prior approval are approximately $66,700. Ordinary dividends of $15,500 and $23,000 were paid in 2023 and 2022, respectively. Extraordinary dividends of $63,600, $56,000, and $33,000 were paid in 2024, 2023, and 2022 respectively. The Company obtained approval from the Illinois Department of Insurance prior to paying the extraordinary dividends.
(7) Fair Value of Financial Instruments
The Company’s financial assets and financial liabilities measured and reported at fair value have been classified, for disclosure purposes, in accordance with SSAP 100, Fair Value Measurements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.
The Company has categorized its assets and liabilities that are measured and reported at fair value into a three-level fair value hierarchy as reflected in the table below. The three-level fair value hierarchy is based on the degree of subjectivity inherent in the valuation method for which fair value was determined. The three levels are defined as follows.
Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stock and preferred stock) that are traded in an active exchange market as well as U.S. Treasury debt.

(Continued)
35

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Level 2
Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt and equity securities with quoted prices that are traded less frequently than exchange-traded instruments or values based on discounted cash flows with observable inputs. This category generally includes certain U.S. Government and agency mortgage-backed debt, non-agency structured debt, corporate fixed maturity debt, preferred stock and derivatives.

Level 3
Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, certain discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation and for which the significant inputs are unobservable. This category generally includes certain private debt and equity securities.

Fair value for assets and liabilities measured and reported at fair value are as follows:
December 31, 2024
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Preferred Stocks
Industrial and Misc.	$1,390	$55,218	$1,727	$58,335
Total Preferred Stocks	$1,390	$55,218	$1,727	$58,335
Bonds
Industrial and Misc	$—	$2,615	$—	$2,615
Total Bonds	$—	$2,615	$—	$2,615
Common Stock
Industrial and Misc.	$—	$30,875	$2,689	$33,564
Total Common Stock	$—	$30,875	$2,689	$33,564
Derivatives	$—	$18,527	$—	$18,527
Separate Account Assets	$3,708,846	—	—	$3,708,846
Total assets at fair value	$3,710,236	$107,235	$4,416	$3,821,887
Liabilities at fair value:
Separate Account Liabilities	$3,708,846	—	—	$3,708,846
Total liabilities at fair Value	$3,708,846	—	—	$3,708,846
December 31, 2023
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Perpetual Preferred Stock
Industrial and Misc.	$1,405	$57,897	$2,136	$61,438
Total Perpetual Preferred Stocks	$1,405	$57,897	$2,136	$61,438
Bonds
Industrial and Misc	$—	$2,092	$—	$2,092
Total Bonds	$—	$2,092	$—	$2,092
Common Stock
Industrial and Misc.	$—	$28,450	$6,763	$35,213
Total Common Stock	$—	$28,450	$6,763	$35,213
Derivatives	$—	$19,022	$—	$19,022
(Continued)
36

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Description	Level 1	Level 2	Level 3	Total
Separate Account Assets	$3,294,083	—	—	$3,294,083
Total assets at fair value	$3,295,488	$107,461	$8,899	$3,411,848
Liabilities at fair value:
Separate Account Liabilities	$3,294,083	—	—	$3,294,083
Total liabilities at fair Value	$3,294,083	—	—	$3,294,083

At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial asset or financial liability, including estimates of timing, amount of expected future cash flows and the credit standing of the issuer. In some cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial asset or financial liability. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial asset or financial liability. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3. Potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.
Rollforward of Level 3 items are as follows:
Description	Balance at 1/1/2024	Transfers into Level 3	Transfers out of Level 3	Total gains and losses included in Net Income	Total gains and losses included in Surplus	Purchases	Settlements/ Sales/ Distributions	Balance at 12/31/2024
Financial Instruments
Corporate Bonds	$—	$—	$—	$—	$—	$—	$—	$—
Preferred Stock Perpetual	2,136	—	—	—	—	—	(2,136)	—
Preferred Stock Redeemable	—	1,719	—	—	8	—	—	1,727
Common Stock	6,763	—	—	115	1,112	—	(5,302)	2,689
Bonds-Other Mortgage- backed securities	—	—	—	—	—	—	—	—
Total Assets	$8,899	$1,719	$—	$115	$1,120	$—	$(7,438)	$4,416
Policy on Transfers Into and Out of Level 3
At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. At December 31, 2024, the Company had transfers into and out of Level 3 for one security.
The fair value for all financial instruments are as follows:
December 31, 2024
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments – Assets
Bonds	$3,886,359	$4,251,269	$2,704	$3,508,786	$374,868	$—
Preferred Stocks	82,876	83,351	9,095	59,103	14,679	—
(Continued)
37

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Common Stocks	33,564	33,564	—	30,875	2,689	—
Derivatives	18,527	18,527	—	18,527	—	—
Cash Equivalents	16,586	16,586	16,586	—	—	—
Mortgage Loans and Policy Loans	204,229	198,114	—	—	204,229	—
Other Invested Assets	874,011	872,373	—	12,371	30,938	830,702
Separate Account Assets	3,708,846	3,708,846	3,708,846	—	—	—
Total Assets	$8,824,998	$9,182,630	$3,737,231	$3,629,662	$627,403	$830,702
Financial instruments – Liabilities
Separate Accounts Liabilities	$3,708,846	$3,708,846	$3,708,846	$—	$—	$—
Policy Reserve Fixed Annuity	2,293,130	2,466,602	—	—	2,293,130	—
Experience Life Policy Account	56,443	58,028	—	—	56,443	—
Other Policyholder Funds*	917,630	917,630	—	877,985	39,645	—
Total Liabilities	$6,976,049	$7,151,106	$3,708,846	$877,985	$2,389,218	$—
*Other policyholder funds level 2 liabilities consist of Federal Home Loan Bank repayment obligations and associated interest. Level 3 liabilities relate to supplemental contracts, and other policy owner funds held.
December 31, 2023
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments – Assets
Bonds	$3,857,999	$4,185,779	$2,746	$3,493,652	$361,601	$—
Preferred Stocks	83,282	83,432	11,540	62,312	9,430	—
Common Stocks	35,213	35,213	—	28,450	6,763	—
Derivatives	19,022	19,022	—	19,022	—	—
Cash Equivalents	32,316	32,316	32,316	—	—	—
Mortgage Loans and Policy Loans	208,088	199,474	—	—	208,088	—
Other Invested Assets	889,439	894,719	—	12,640	60,745	816,055
Separate Account Assets	3,294,083	3,294,083	3,294,083	—	—	—
Total Assets	$8,419,442	$8,744,038	$3,340,685	$3,616,076	$646,627	$816,055
Financial instruments – Liabilities
Separate Accounts Liabilities	$3,294,083	$3,294,083	$3,294,083	$—	$—	$—
Policy Reserve Fixed Annuity	2,412,469	2,597,628	—	—	2,412,469	—
Account Values on Life Contracts	57,673	61,201	—	—	57,673	—
Other Policyholder Funds	863,438	863,438	—	813,407	50,031	—
Repurchase Agreements	—	—	—	—	—	—
Total Liabilities	$6,627,663	$6,816,350	$3,294,083	$813,407	$2,520,173	$—
The Company utilizes ICE Data Pricing, its investment managers and custodian bank to obtain fair value prices from independent third-party valuation service providers, broker quotes, model prices and matrix pricing. Each month, the Company obtains fair value prices from its investment managers and custodian bank, each of which use a variety of independent, nationally recognized pricing sources to determine market valuations for fixed maturity securities. Typical inputs used by these pricing sources include, but are not limited to, reported trades, benchmark yield curves, benchmarking of like securities, rating designation, sector groupings, issuer spreads, bids, offers, and/or estimated cash flows and prepayment speeds.
(Continued)
38

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The valuation of hard-to-value debt securities is more subjective because the markets are less liquid and there is a lack of observable market-based inputs. This may increase the potential that the estimated fair value of an investment is not reflective of the price at which an actual transaction would occur. When the pricing sources cannot provide fair value determinations, the Company obtains non-binding price quotes from broker-dealers. For those securities where the investment manager cannot obtain broker-dealer quotes, they will model the security, generally using anticipated cash flows of the underlying collateral. Broker-dealer’s valuation methodologies as well as investment managers' modeling methodologies are sometimes matrix-based, using indicative evaluation measures and adjustments for specific security characteristics and market sentiment. The selection of the market inputs and assumptions used to estimate the fair value of hard-to-value debt securities require judgment and include: benchmark yield, liquidity premium, estimated cash flows, prepayment and default speeds, spreads, weighted average life, and credit rating. The extent of the use of each market input depends on the market sector and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.
The Company analyzes price and market valuations received to verify reasonableness, to understand the key assumptions used and their sources, to conclude the prices obtained are appropriate, and to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price is classified into Level 1, 2, or 3. The Company has in place certain control processes to determine the reasonableness of the financial asset fair values. These processes are designed to ensure the values received are reasonable and accurately recorded and that the data inputs and valuation techniques utilized are appropriate, consistently applied, and that the assumptions are reasonable and consistent with the objective of determining fair value. For example, on a continuing basis, the Company assesses the reasonableness of individual security values (at the cusip/issuer level) received from pricing sources that vary from certain thresholds. Historically, the control processes have not resulted in adjustments to the valuations provided by pricing sources. The Company’s debt securities portfolio is primarily publicly traded, which allows for a high percentage of the portfolio to be priced through pricing services. The remainder of the portfolio was priced by broker-dealers or pricing models. When non-binding broker-dealer quotes could be corroborated by comparison to other vendor quotes, pricing models or analysis, the securities were generally classified as Level 2, otherwise they were classified as Level 3. There were no significant changes to the valuation process during 2024.
Fair values of common stocks have been determined by the Company from quotations of the underlying securities. Securities where a public quotation is not available are valued by using non-binding broker quotes or through the use of pricing models or analysis that is based on market information regarding interest rates, credit spreads and liquidity. The underlying source data for calculating the matrix of credit spreads relative to the U.S. Treasury curve are nationally recognized indices. These inputs are based on assumptions deemed appropriate given the circumstances and are believed to be consistent with what other market participants would use when pricing such securities. The fair value of the FHLB membership and activity stocks is based on redemption value which is equal to par value.
Fair values of redeemable preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call price. Fair value is derived using third party pricing services and, when not available, preferred stocks are valued using non-binding broker quotes.
The fair values of derivatives, all call options, are based on the amount of cash expected to be received to settle each derivative instrument on the reporting date. These amounts are obtained from each of the counterparties using industry accepted valuation models and are adjusted for the nonperformance risk of each counterparty including an assessment of any collateral held.
Fair values of the Separate Account assets are based on the calculated net asset value (NAV) of the underlying sub-accounts. Investment performance related to these assets is fully offset by corresponding amounts credited to contract holders with the liability reflected within Separate Account liabilities. Separate Account liabilities are equal to the estimated fair value of Separate Account assets.
For short-term fixed income securities, because of the nature of these assets, carrying amounts generally approximate fair values, which have been determined from public quotations, when available.
(Continued)
39

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The fair value of policy loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.
Collateral loans are carried at amortized cost plus accrued interest. Income is accrued at the stated coupon and amortization/accretion if purchased at a premium/discount.
Within “Other invested assets”, the fair value in limited liability companies is based on the underlying audited GAAP equity of the Company’s proportionate interest in the partnership.
The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities.
Policyholder funds on deposit include liabilities related to supplementary contracts without life contingencies and dividend accumulations, which represent deposits that do not have defined maturities and advances under FHLB funding agreements. Policy holder funds on deposit are carried at cost, which management believes is a reasonable estimate of fair value due to the relatively short duration of these deposits, based on the Company’s past experience.
There were no significant changes to the valuation process during 2024.
(8) Differences Between GAAP and SAP
Statutory accounting practices differ from U.S. GAAP. The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:
(a) For traditional life products, aggregate reserves for future life benefits represent the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, accrued as premium revenue is recognized. The liability is estimated using current assumptions that include discount rate, mortality, lapses, and expenses. These current assumptions are based on judgments that consider the Company’s historical experience, industry data, and other factors.
(b)Aggregate reserves for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges. For FIA products, the aggregate reserve is the host contract plus the embedded derivative, which is bifurcated from the underlying host contract and reported separately.
(c)Annuity considerations and other fund deposits are reflected as deposits rather than revenue.
(d) Acquisition costs are deferred and amortized on a constant level basis over the expected term of the related contracts.
(e)Non-admitted assets are restored to the balance sheet less applicable allowance accounts.
(f)Asset valuation and interest maintenance reserves are not provided.
(g)The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.
(h)Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.
(i)Reinsurance ceded credits are recognized as assets in GAAP financial statements.
(j)Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.
(k)The statement of cash flow is presented in a format as prescribed by ASC 230.
(l)A statement of comprehensive income (loss) is required.
(m)Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.
(n)Deferred premium assets are not provided.
(o)DTAs are not subject to admissibility limitations under GAAP.
(Continued)
40

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(p)Policy and contract fees are reported as unearned revenue and are recognized in income over the period in which the services are provided.
(q)The annuity reinsurance transaction uses the deposit accounting method for GAAP.
(r)Credit losses are recognized on an incurred basis for statutory reporting, but evaluated using expected credit losses, with an associated allowance, for GAAP.
A reconciliation of the Company's statutory to GAAP net income and statutory capital and surplus to stockholder's equity is as follows (in thousands):
	2024	2023	2022
Statutory Net Income	$66,774	$37,838	$81,292
Increase (decrease) due to:
Deferred policy acquisition costs	3,735	(1,819)	4,659
Policyholder benefits	(86,739)	(80,869)	(93,865)
Federal income tax expense (benefit)	4,790	212	2,867
Investment reserves	70,106	112,216	50,560
Ceded commission expense	(2,566)	(2,342)	(2,365)
Other adjustments, net	774	341	(1,412)
GAAP Net Income	$56,874	$65,577	$41,736

	2024	2023	2022
Capital and Surplus	$418,107	$458,771	$482,967
Increase (decrease) due to:
Deferred policy acquisition costs	301,403	297,678	295,872
Deposit asset on reinsurance	2,434,319	2,496,574	2,516,614
Annuity reserves ceded	(2,347,512)	(2,404,125)	(2,418,067)
Difference in policyholder reserves	347,423	230,097	252,357
Goodwill	9,911	9,911	9,911
Investment fair value adjustments on fixed maturity securities	(363,789)	(333,269)	(442,931)
Interest Maintenance Reserve	(9,102)	(4,954)	6,711
Asset Valuation Reserve	86,753	62,984	40,576
Contract loans ceded	9,750	9,406	8,599
Federal income tax liability	(53,113)	(43,486)	(23,890)
Ceded commission liability	(23,984)	(25,667)	(27,351)
Non-admitted assets and other, net	(12,801)	(10,887)	(8,371)
GAAP Shareholder’s Equity	$797,365	$743,031	$692,997
Note: 2022 amounts in the table above were recast to reflect the impact of ASU 2018-12 related to long duration insurance contracts.
(9) Reinsurance
The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders. The Company regularly monitors the financial strength rating of its reinsurers.
Effective August 1, 2023, a reinsurance agreement with Horace Mann Life (HML) was terminated whereby Arizona policies are no longer assumed from HML. Under the commutation HML recaptured $17,701 in policy and claim reserves. No premium benefit to surplus was recognized under the transaction.
(Continued)
41

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Effective October 1, 2020 the Company assumed from NTA 100% of the liabilities and obligations associated with the disability income insurance policies written and issued by NTA on or after January 1, 1996 on all policy forms, including the riders and endorsements thereto. The disability reserves assumed by the Company represent 99.8% of total NTA disability reserves, and as of December 31, 2024 were valued at $35,730. Reinsurance was structured as coinsurance with funds withheld. Under this structure policy issuance, collection of premium, administration, and adjudication of claims are handled by NTA. Assets supporting the policy block are held by NTA and carried as a liability on its balance sheet. The Company maintains a corresponding asset. Reserves, paid losses, and premiums are ceded from NTA to the Company without discount.
Effective April 1, 2019, the Company reinsured a $2,358,248 block of contract liabilities related to legacy individual annuities written in 2002 or earlier with a minimum guaranteed crediting rate of 4.5%. The initial reserve transfer resulted in a gain of $54,681 which was transferred to surplus and will be recognized as commissions and expense allowances on reinsurance ceded in the statement of operations as earnings emerge from the business reinsured. During 2024, $2,566 of the surplus benefit recognized in 2019 was amortized into income. Reserves for the ceded fixed annuity block were $2,347,512 and $2,404,125 for 2024 and 2023, respectively. Reinsurance is structured as a coinsurance agreement with A+ rated RGA Reinsurance Company. For years ended December 31, 2024 and 2023 the contract reinsured $756,130 and $712,973 of variable annuities under modified coinsurance.
The maximum amount of direct individual ordinary insurance retained on any standard life is $500 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. In 2024, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $35,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and includes nuclear, biological and chemical explosions but excludes other acts of war. The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s group disability income policies.
According to SSAP 61R Life, Deposit-Type and Accident and Health Reinsurance, paragraph 74.d., initial gains on reinsurance net of tax are recorded as a gain or loss in surplus. In subsequent years, the ceding entity recognizes income for the net-of-tax profits that emerged on the reinsured block of business with a corresponding decrease in the gain or loss in surplus. The Company reported amortization of $2,566 and $2,342 in 2024 and 2023, respectively, of the gains in surplus on such agreements. The balance of unamortized gains in surplus on these agreements is $41,085 and $43,651 on December 31, 2024 and 2023, respectively.
(Continued)
42

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Information with respect to reinsurance ceded and assumed by the Company is set forth below.
	2024	2023	2022
Direct life insurance premiums	$129,136	$125,577	$123,575
Life insurance premiums ceded:
To ELICA	99	(15,724)	1,434
To other companies	7,132	7,066	6,855
Net life insurance premiums as reported	121,905	134,235	115,286
Life insurance reserves ceded:
To ELICA	2,018	2,008	19,213
To other companies	7,133	6,650	6,979
Total life reserves ceded	9,151	8,658	26,192
Direct accident and health premiums
Direct accident and health premium	1,335	1,750	1,949
Assumed from NTA	28,778	28,040	28,159
Ceded accident and health premium	430	569	646
Net accident and health premium	$29,683	$29,221	$29,462
Accident and health reserves	988	2,035	1,995
Assumed from NTA	29,404	28,442	26,626
Ceded to other companies	415	910	951
Net accident and health reserves	29,977	29,567	27,670
Direct annuity premiums	481,217	485,699	477,141
Annuity premiums ceded:
To other companies	42,472	44,768	65,658
Net annuity premiums as reported	438,745	440,931	411,483
Annuity reserves ceded:
To other companies	$2,347,512	$2,404,125	$2,418,067
In 2024 the Company has taken $549 of reinsurance credits for reinsurance contracts that the reinsurer may unilaterally cancel. No aggregate reduction in surplus would be anticipated upon the cancellation of the contracts. The Company has no reinsurance agreements in effect such that the amount of losses paid through the statement date would result in a payment to the reinsurer that in the aggregate exceeds the total direct premium collected under the reinsured policies. No new reinsurance agreements have been executed or amended to include policies or contracts which were in-force or which had existing reserves established by the Company as of the effective date of the agreement. The Company has no uncollectible reinsurance and there were no commutations of ceded reinsurance during the year.
(10) Pension Plans and Other Postretirement Benefits
The Company is a member of the Horace Mann group of insurance companies. All the Company's personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.
Employees participate, to the extent they meet the minimum eligibility requirements, in various benefit plans sponsored by HMSC. HMSC sponsors two qualified and three non-qualified retirement plans. Expense allocated to the Company in 2024, 2023 and 2022 for the qualified plans was $2,659, $2,494 and 2,649, respectively. Expense allocated to the Company in 2024, 2023 and 2022 for the non-qualified plans was $180, $211 and $214, respectively.
Substantially all employees participate in a 401(k) plan. HMEC matches each dollar of employee contributions in the 401(k) plan up to a 5% maximum which vests after 5 years of service – in addition to providing an automatic 3% “safe harbor” contribution which vests immediately.
(Continued)
43

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Employees, who were hired prior to 1998, have a vested accrued benefit in a frozen qualified defined benefit plan. Participants’ ceased accruing benefits for earnings and years of service in the frozen qualified defined benefit plan in 2002. HMEC’s policy for the frozen defined benefit plan is to contribute to the plan amounts which are actuarially determined to provide sufficient funding to meet future benefit payments as defined by federal laws and regulations. All assets for the qualified plans are held in their respective plan trusts.
Certain employees participate in a non-qualified defined contribution plan while certain retirees are receiving benefits under two frozen non-qualified supplemental defined benefit plans. The non-qualified plans were established for specific employees whose otherwise eligible earnings exceeded the statutory limits under the qualified plans. Benefit accruals under the non-qualified defined benefit plans were frozen in 2002 and all participants are currently in payment status. Both the non-qualified frozen defined benefit plans and the non-qualified contribution plan are unfunded plans with contributions made at the time payments are made to participants.
The Company has no legal obligation for benefits under these plans.
(11) Variable Annuities Assets and Liabilities Held in Separate Accounts
The Company utilizes separate accounts to record and account for assets and liabilities related to variable annuities invested in various mutual funds. In accordance with the state of Illinois procedures, the variable annuities in the separate account are permitted by code section 215 ILCS 5/245.21. As of December 31, 2024 and 2023, all the separate account assets are legally insulated from the Company’s general account claims.
The separate accounts held by the Company relate to individual and group variable annuities of a nonguaranteed return nature and no risk charges have been paid by the separate accounts for guarantees. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the separate accounts are carried at fair value. Certain policies provide a guaranteed minimum death benefit, the reserve for which is held in the aggregate reserves of the Company’s general account.
Information regarding the separate accounts of the Company is as follows:
	2024	2023
Legally insulated assets by product:
Individual Annuity	$3,256,363	$2,902,607
Supplemental Contracts	2,045	2,139
Group Annuities	450,437	389,338
Total	$3,708,846	$3,294,083
Reconciliation of transfers to (from) separate account is as follows:
Net transfers are included in provisions for claims and benefits in the statutory statement of operations.
	2024	2023	2022
Transfers to separate accounts	$266,175	$234,169	$240,317
Transfers from separate accounts	(310,588)	(232,292)	(219,662)
Net transfers to separate accounts	$(44,413)	$1,877	$20,655
(Continued)
44

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(12) Retained Assets
Retained Assets are structured as drafts and are included in “Policyholder funds on deposit” in the Statement of Admitted Assets, Liabilities and Capital and Surplus. Interest rates paid during 2024 varied from 1.0% to 4.0% per annum. Interest is credited monthly. Fees are not charged on retained asset accounts. The default for settling life claims is full cash settlement. Assets are retained only if the beneficiary selects that option.
Number and balance of retained asset accounts in force at December 31 were as follows:
	2024		2023
	Number	Balance	Number	Balance
Up to and including 12 months	4	$246	9	$399
13 to 24 months	8	272	18	1,044
25 to 36 months	14	503	30	1,895
37 to 48 months	20	963	16	565
49 to 60 months	13	340	11	335
Greater than 60 months	157	4,988	173	5,963
Total	216	$7,312	257	$10,201
The following table provides a reconciliation of beginning and ending retained assets for the year ended December 31, 2024:
	Individual Number	Individual Balance/ Amount	Group Number	Group Balance/ Amount
Number/balance of retained assets at the beginning of the year	255	$10,179	2	$22
Number/amount of retained assets account issued/added during the year	9	1,211	—	—
Investment earnings credited to retained asset accounts during the year	—	124	—	—
Fees and other charges assessed to retained asset accounts during the year	—	—	—	—
Number/amount of retained assets accounts transferred to state unclaimed property fund during the year	—	—	—	—
Number/amount of retained asset accounts closed/withdrawn during the year	49	4,207	1	17
Number/balance of retained asset accounts at the end of the year	215	$7,307	1	$5
(Continued)
45

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(13) Contingencies, Assessments and Legal Proceedings
Contingencies
From time to time, the Company has outstanding commitments to purchase investments and/or commitments to lend funds under bridge loans. Unfunded commitments to purchase investments were $370,108 for the year ended December 31, 2024.
Guarantee Assessments
The Company may be subject to guaranty fund and other assessments by the states in which it writes business. The Company’s policy is to accrue guaranty fund assessments when the entity for which the insolvency relates has met the applicable state of domicile’s statutory definition of insolvent and the amount of loss is reasonably estimable. In most states the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation.
As of December 31, 2024, the Company had not accrued for any assessments. Premium tax offsets related to guaranty fund assessments totaled $1,611 as of December 31, 2024 and $202 as of December 31, 2023. This amount is included in guaranty funds receivable and is expected to be realized over a period not more than 10 years following payment. The following table reflects the current year change in premium tax offsets benefit on a direct basis:
	2024	2023
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year-end	$202	$213
Decreases current year:
Premium tax offsets	13	18
Amounts no longer available for offset	—	—
Increases current year
Premium tax offsets paid and accrued	1,423	7
Other increases	—	—
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year-end.	$1,611	$202
(Continued)
46

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Legal Proceedings
There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position.
The Company paid claims-related extra contractual obligations and bad faith losses of $8,512, $9,730 and $12,961 during 2024, 2023 and 2022, respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 0-25 in 2024, 2023 and 2022.
(14) Risk-Based Capital
The insurance departments of various states, including the Company's domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.
RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2024 and 2023, the Company's statutory capital and surplus exceeded required levels.
(15) Risk Disclosures
The Company’s business involves various risks and uncertainties which are based on general business and insurance industry environments. The following are some of the risk factors that could affect the Company:
Investment Risks
The Company’s fixed income portfolio is subject to a number of risks including:
●
interest rate risk, which is the risk that interest rates will decline and funds reinvested will earn less than expected;
●
market value risk, which is the risk that invested assets will decrease in value due to a change in the yields realized on the assets and prevailing market yields for similar assets, an unfavorable change in the liquidity of the asset or an unfavorable change in the financial prospects or a downgrade in the credit rating of the issuer of the asset;
●
market value risk, which is the risk that mark-to-market adjustments on certain limited partnership equity method investments may reduce and/or cause volatility in our reported surplus;
●
credit risk, which is the risk that the value of certain investments becomes impaired due to deterioration in the financial condition of one or more issuers of those instruments or the deterioration in performance or credit quality of the underlying collateral of certain structured securities and, ultimately, the risk of permanent loss in the event of default by an issuer or underlying credit;
●
market fundamentals risk, which is the risk that there are changes in the market that can have an unfavorable impact on securities valuation such as availability of credit in the capital markets, re-pricing of credit risk, reduced market liquidity, and increased market volatility;
●
concentration risk, which is the risk that the portfolio may be too heavily concentrated in the securities of one or more issuers, sectors or industries, which could result in a significant decrease in the value of the portfolio in the event of deterioration in the financial condition of those issuers or the market value of their securities;
●
liquidity risk, which is the risk that liabilities are surrendered or mature sooner than anticipated requiring the sale of assets at an undesirable time to provide for policyholder surrenders, withdrawals or claims;
●
regulatory risk, which is the risk that regulatory bodies or governments, in the U.S. or in other countries, may make substantial investments or take significant ownership positions in, or ultimately nationalize, financial institutions or other issuers of securities held in the Company’s investment portfolio, which could adversely impact the seniority or contractual terms of the securities. Regulatory risk could also come from changes in tax laws or bankruptcy laws that would adversely impact the valuation of certain invested assets; and
(Continued)
47

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
●
Access risk, which is the risk of our inability to access Federal Home Loan Bank (“FHLB”) funding which could adversely affect our results of operations.
Interest Rate Risk
Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity contracts and life insurance products with account values. Significant changes in interest rates may affect:
●
the unrealized gains and losses in the investment portfolio;
●
the book yield of the investment portfolio; and
●
the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in life and annuity products.
Credit Risk
Third party debtors may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries.
Reinsurance Risk
Reinsurance is a contract by which one insurer, called a reinsurer, agrees to cover a portion of the losses incurred by a second insurer in the event a claim is made under a policy issued by the second insurer. Although a reinsurer is liable to the Company's insurance subsidiaries according to the terms of its reinsurance policy, the insurance subsidiaries remain primarily liable as the direct insurers on all risks reinsured. As a result, reinsurance does not eliminate the obligation of the insurance subsidiaries to pay all claims, and each insurance subsidiary is subject to the risk that one or more of its reinsurers will be unable or unwilling to honor its obligations.
Although the Company limits participation in its reinsurance programs to reinsurers with high financial strength ratings and also limits the amount of coverage from each reinsurer, the Company's insurance subsidiaries cannot guarantee that their reinsurers will pay in a timely fashion, if at all. Reinsurers may become financially unsound by the time that they are called upon to pay amounts due, which may not occur for many years.
Ratings Risk
Claims-paying ratings and financial strength ratings have become an increasingly important factor in establishing the competitive position of insurance companies. Each rating agency reviews its ratings periodically and from time to time may modify its rating criteria including, among other factors, its expectations regarding capital adequacy, profitability and revenue growth. A downgrade in the ratings or adverse change in the ratings outlook of the Company could result in a substantial loss of business.
Legal/Regulatory Risk
The Company is subject to extensive regulation and supervision designed to protect the interests of policyholders. The ability to comply with laws and regulations, at a reasonable cost, and to obtain necessary regulatory action in a timely manner, is and will continue to be critical. Legal/regulatory risk also includes risks related to market conduct and appropriate product sales to policyholders.
Operation Risk
A large-scale pandemic, the occurrence of terrorism or military and other actions, may result in the loss of life, property damage, and disruptions to commerce and reduced economic activity. Some of the assets in the investment portfolio may be adversely affected by declines in the equity markets, changes in interest rates, reduced liquidity and economic activity caused by caused by a large-scale pandemic. Additionally, a large-scale pandemic or terrorist act could have a material effect on sales, liquidity and operating results.
Artificial Intelligence Risk
The Company's increasing reliance on artificial intelligence (AI) technologies introduces risks that could impact the
(Continued)
48

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
business operations, regulatory compliance, financial performance, and customer relationships. These risks include potential inaccuracies in AI-driven processes, increased regulatory scrutiny, unintended biases, data privacy and security concerns, operational disruptions, and broader ethical considerations. As AI regulations and industry standards continue to evolve, the Company must ensure appropriate oversight, governance, and risk controls to mitigate potential adverse impacts. While the Company is committed to implementing AI responsibly and aligning with best practices, there can be no assurance that AI-related risks will not affect the business, reputation, or compliance obligations. Further, AI technologies also have the potential to materially alter the competitive landscape. Specifically, there is a risk that existing or new market participants can utilize AI technology to reduce their operating costs and accelerate speed to market for new market participants.
(Continued)
49

HORACE MANN LIFE INSURANCE COMPANY
SUMMARY OF INVESTMENTS – OTHER THAN INVESTMENTS IN RELATED PARTIES – SCHEDULE I
December 31, 2024
(In thousands)
Type of investments	Cost (1)	Statutory Fair Value	Amount shown in Balance Sheet
Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$949,425	$828,122	$949,425
State, municipalities and political subdivisions	929,852	867,200	929,852
Foreign government bonds	13,094	12,177	13,094
Other corporate bonds	2,359,108	2,178,860	2,358,898
Total debt securities	$4,251,479	$3,886,359	$4,251,269
Equity securities:
Preferred stocks:
Industrial and miscellaneous	$95,333	$82,876	$83,351
Common stocks	31,685	33,564	33,564
Total equity securities	$127,018	$116,440	$116,915
Mortgage loans on real estate	$67,950	XXX	$67,950
Real estate	—	XXX	—
Contract loans	130,164	XXX	130,164
Cash, cash equivalents and short-term investments	27,714	XXX	27,714
Receivable for securities	15,092	XXX	15,091
Derivatives	18,527	XXX	18,527
Other investments	872,373		872,373
Total investments	$5,510,317		$5,500,003
(1) Securities are carried at cost or amortized cost
See accompanying independent auditors’ report.
50

HORACE MANN LIFE INSURANCE COMPANY
SUPPLEMENTARY INSURANCE INFORMATION – SCHEDULE III
For the years ended December 31, 2024, 2023 and 2022
(In thousands)
	As of December 31,				For the years ended December 31,
Segment	Deferred policy acquisition cost (1)	Future policy benefits losses, claims and loss expenses (3)	Unearned premiums (3)	Other policy claims and benefits Payable (3)	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs (1)	Other operating expenses	Premiums written (2)
2024:
Life	$—	$1,629,914	$—	$1,514	$121,905	$87,134	$134,656	$—	$47,645	$—
Annuity	—	2,475,012	—	1,993	438,746	184,570	551,468	—	84,770	—
Supplementary Contracts	—	95,912	—	911,801	2,046	5,096	11,067	—	502	—
Accident and Health	—	36,380	25	4	29,683	228	12,355	—	13,571	—
Total	$—	$4,237,218	$25	$915,312	$592,380	$277,028	$709,546	$—	$146,488	$—
2023:
Life	$—	$1,585,237	$—	$1,562	$134,235	$80,740	$149,935	$—	$44,611	$—
Annuity	—	2,509,847	—	1,997	440,931	164,761	546,875	—	72,501	—
Supplementary Contracts	—	100,719	—	854,076	4,798	9,545	8,663	—	786	—
Accident and Health	—	35,390	31	24	29,221	257	13,065	—	13,172	—
Total	$—	$4,231,193	$31	$857,659	$609,185	$255,303	$718,538	$—	$131,070	$—
2022:
Life	$—	$1,544,603	$—	$1,943	$115,286	$84,456	$131,614	$—	$47,673	$—
Annuity	—	2,571,905	—	2,140	411,483	158,316	473,373	—	64,467	—
Supplementary Contracts	—	103,254	—	763,706	3,808	9,388	12,145	—	937	—
Accident and Health	—	33,003	34	36	29,462	218	12,373	—	12,576	—
Total	$—	$4,252,765	$34	$767,825	$560,039	$252,378	$629,505	$—	$125,653	$—
(1)
Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)
Does not apply to life insurance.
(3)
Advance premiums and other deposit funds are included in other policy claims and benefits payable.
See accompanying independent auditors’ report.
51

HORACE MANN LIFE INSURANCE COMPANY
REINSURANCE – SCHEDULE IV
For the years ended December 31, 2024, 2023 and 2022
(In thousands)
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2024 Life insurance in force	$21,264,443	$4,211,118	$—	$17,053,325	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$129,136	$7,231	$—	$121,905	0.0%
Annuity	481,218	42,472	—	438,746	0.0%
Supplementary contracts	2,046	—	—	2,046	0.0%
Accident and health	1,335	430	28,778	29,683	97.0%
Total premiums	$613,735	$50,133	$28,778	$592,380	4.9%
2023: Life insurance in force	$21,144,580	$4,376,330	$—	$16,768,250	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$125,577	$(8,658)	$—	$134,235	0.0%
Annuity	485,699	44,768	—	440,931	0.0%
Supplementary contracts	4,798	—	—	4,798	0.0%
Accident and health	1,750	569	28,040	29,221	96.0%
Total premiums	$617,824	$36,679	$28,040	$609,185	4.6%
2022: Life insurance in force	$20,735,155	$4,711,682	$—	$16,023,473	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$123,573	$8,288	$—	$115,286	0.0%
Annuity	477,141	65,658	—	411,483	0.0%
Supplementary contracts	3,808	—	—	3,808	0.0%
Accident and health	1,949	646	28,159	29,462	95.6%
Total premiums	$606,471	$74,592	$28,159	$560,039	5.0%
See accompanying independent auditors’ report.
52

PART C
OTHER INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Item 27. Exhibits
(a) Board of Directors Resolution(1)
(b). Not Applicable
(c) Underwriting Contracts(1)
(d) Contracts(4)
(e) Applications(4)
(f) Depositor’s Certificate of Incorporation and By-Laws(2)
(g) Not Applicable
(h) Participation Agreements
(1) The Alger Portfolios(5)
(2) American Funds(5)
(3) BlackRock Variable Series Funds(5)
(4) Calvert Variable Service, Inc and Calvert Variable Products, Inc. (5)
(5) DFA Investment Dimensions Group(5)
(6) Fidelity Investments Institutional Operations and Fidelity Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III(5)
(7) Franklin Templeton Variable Insurance Products Trust(5)
(8) Goldman Sachs Variable Insurance Trust(5)
(9) Janus Aspen Series(5)
(10) MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III(5)
(11) MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III Letter Agreement(5)
(12) Putnam Variable Trust(6)
(13) T Rowe Price Equity Series, Inc., T Rowe Price Fixed Income Series, Inc, T Rowe Price Investment Services, Inc.(5)
(14) T. Rowe Price Services, Inc. Administrative Fee Agreement Filed Herewith
(15) Vanguard Variable Insurance Fund(5)
(i) Administrative Contracts(3)
(j) Not Applicable
(k) Legal Opinion Filed Herewith
(l) Other Opinions Filed Herewith
Consent of Independent Registered Public Accounting Firm Filed Herewith
(m) Not Applicable
(n) Not Applicable

(o) Form of Initial Summary Prospectuses Filed Herewith

(1) Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 63 to Form N-4 Registration Statement, dated April 30, 1998 (File No. 811-01343).
(2) Incorporated by reference to Horace Mann Life Insurance Separate Account Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, dated February 14, 2006 (File No. 811-01343).
(3) Incorporated by reference to the Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 95 to Form N-4 Registration Statement, dated April 28, 2014 (File No. 811-01343).
(4) Incorporated by reference to Horace Mann Life Insurance Company Separate Account Initial N-4 Registration Statement, Dated December 13, 2016 (File No. 811-01343).
(5) Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 138 to Form N-4 Registration Statement, dated April 28, 2023 (File No. 811-01343).
(6) Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 141 to Form N-4 Registration Statement, dated April 26, 2024 (File No. 811-01343).
Item 28. Directors and Officers of the Depositor
The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position and Office with Depositor
Marita Zuraitis	Director, Chairman, President & Chief Executive Officer
Donald M. Carley	Director, Executive Vice President, General Counsel, Corporate Secretary & Chief Compliance Officer
Stephen J. McAnena	Director, Executive Vice President & Chief Operating Officer
Ryan E. Greenier	Director, Executive Vice President & Chief Financial Officer
Troy M. Gayle	Vice President, Treasurer & Chief Investment Officer

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

Horace Mann Educators Corporation is a publicly held company.

The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Educators Life Insurance Company of America (an Illinois Corporation). Educators Life Insurance Company of America and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.
Item 30. Indemnification
According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Contract Owner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided however the Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriters
(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B , Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Company Qualified Group Annuity Separate Account and Horace Mann Life Insurance Group Annuity Separate Account.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position with Underwriter
Holley Taylor	Director, President and Chief Compliance Officer
Donald M. Carley	Director
Stephen J. McAnena	Director and Chairman
Adam Paglione	Chief Executive Officer
Linea Michael	Secretary
Jeremy Stuenkel	Tax Director
Troy Gayle	Treasurer
Phyllis Tsai	Financial and Operations Principal
(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Group Annuity Separate Account and the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account during the fiscal year ended December 31, 2024:
Name of Principal Underwriter	Net Underwriting Commissions/Discounts	Compensation on Redemptions	Brokerage Commission	Compensation
Horace Mann Investors, Inc.	$8,604,755	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Omitted.

Item 33. Management Services
Not applicable.
Item 34. Fee Representation
Horace Mann Life Insurance Company represents that the fees and charges deducted under the variable annuity contracts described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf, in the City of Springfield, and State of Illinois, on this 25th day of April, 2025.
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
(Registrant)

By:	/s/ DONALD M. CARLEY
Donald M. Carley
Director, Executive Vice President, General Counsel, Corporate Secretary & Chief Compliance Officer of Horace Mann Life Insurance Company

Horace Mann Life Insurance Company
(Depositor)

By:	/s/ MARITA ZURAITIS
Marita Zuraitis, Director, Chairman, President &
Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
SIGNATURE	TITLE	DATE
/s/ MARITA ZURAITIS	Director, Chairman, President & Chief Executive Officer	April 25, 2025
Marita Zuraitis
/s/ RYAN E GREENIER	Director, Executive Vice President & Chief Financial Officer	April 25, 2025
Ryan E. Greenier
/s/ DONALD M. CARLEY	Director, Executive Vice President, General Counsel, Corporate Secretary & Chief Compliance Officer	April 25, 2025
Donald M. Carley
/s/ STEPHEN J. MCANENA	Director, Executive Vice President & Chief Operating Officer	April 25, 2025
Stephen J. McAnena

Exhibit Index
(h)	Participation Agreements
(14) T. Rowe Price Services, Inc. Administrative Fee Agreement
(k)	Legal Opinion
(l)	Other Opinions
Consent of Independent Registered Public Accounting Firm
(o)	Form of Initial Summary Prospectuses
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document